UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 6 of its series: Allspring Managed Account CoreBuilder® Shares – Series EM, Allspring Emerging Markets Equity Fund, Allspring Emerging Markets Equity Advantage Fund, Allspring International Equity Fund, Allspring Special Global Small Cap Fund and Allspring Special International Small Cap Fund.

Date of reporting period: October 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

October 31, 2025

Emerging Markets Equity Fund

Class A

EMGAX

This annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$163	1.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging markets outperformed both the U.S. and developed international markets for the year that ended October 31, 2025. Market drivers included trade tension, surging demand for artificial intelligence infrastructure, U.S. dollar volatility, and improving emerging market earnings.

Among Fund sector contributors, information technology and communication services led due to stock selection in each and an overweight to the outperforming communication services sector. Among countries, India and South Korea were the leading contributors based on stock selection in each and being underweight to the underperforming India market and overweight to the strong South Korea market.

Among sectors, consumer staples and industrials were the largest detractors. The Fund’s performance was hurt by its overweight allocation to the weak consumer staples sector and by stock selection in industrials. Poland and the United Arab Emirates were the largest detractors among countries.

Total return based on a $10,000 investment

	Class A with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$9,427	$10,000	$10,000
11/30/2015	$9,224	$9,610	$9,794
12/31/2015	$8,937	$9,396	$9,609
1/31/2016	$8,471	$8,786	$8,955
2/29/2016	$8,387	$8,772	$8,853
3/31/2016	$9,435	$9,933	$9,573
4/30/2016	$9,634	$9,987	$9,825
5/31/2016	$9,404	$9,614	$9,659
6/30/2016	$9,860	$9,998	$9,511
7/31/2016	$10,342	$10,501	$9,982
8/31/2016	$10,552	$10,762	$10,045
9/30/2016	$10,761	$10,901	$10,169
10/31/2016	$10,740	$10,927	$10,022
11/30/2016	$10,169	$10,424	$9,791
12/31/2016	$9,979	$10,447	$10,041
1/31/2017	$10,575	$11,018	$10,397
2/28/2017	$10,818	$11,356	$10,563
3/31/2017	$11,303	$11,642	$10,830
4/30/2017	$11,604	$11,897	$11,062
5/31/2017	$11,984	$12,249	$11,421
6/30/2017	$12,000	$12,372	$11,457
7/31/2017	$12,612	$13,110	$11,879
8/31/2017	$12,839	$13,402	$11,941
9/30/2017	$12,923	$13,349	$12,163
10/31/2017	$13,103	$13,817	$12,392
11/30/2017	$12,992	$13,845	$12,492
12/31/2017	$13,413	$14,342	$12,771
1/31/2018	$14,354	$15,537	$13,483
2/28/2018	$13,767	$14,820	$12,847
3/31/2018	$13,630	$14,545	$12,620
4/30/2018	$13,434	$14,481	$12,822
5/31/2018	$13,101	$13,967	$12,526
6/30/2018	$12,647	$13,387	$12,290
7/31/2018	$12,816	$13,681	$12,584
8/31/2018	$12,256	$13,311	$12,321
9/30/2018	$12,161	$13,241	$12,377
10/31/2018	$11,183	$12,088	$11,370
11/30/2018	$11,632	$12,586	$11,478
12/31/2018	$11,255	$12,252	$10,958
1/31/2019	$12,385	$13,325	$11,786
2/28/2019	$12,629	$13,355	$12,017
3/31/2019	$12,703	$13,467	$12,088
4/30/2019	$13,112	$13,751	$12,408
5/31/2019	$12,051	$12,753	$11,742
6/30/2019	$12,862	$13,549	$12,449
7/31/2019	$12,772	$13,383	$12,298
8/31/2019	$12,528	$12,731	$11,918
9/30/2019	$12,756	$12,974	$12,225
10/31/2019	$13,414	$13,521	$12,652
11/30/2019	$13,499	$13,502	$12,763
12/31/2019	$14,358	$14,509	$13,316
1/31/2020	$13,734	$13,833	$12,958
2/29/2020	$13,216	$13,104	$11,934
3/31/2020	$10,941	$11,085	$10,206
4/30/2020	$12,004	$12,100	$10,979
5/31/2020	$12,345	$12,193	$11,339
6/30/2020	$13,536	$13,090	$11,851
7/31/2020	$14,492	$14,259	$12,379
8/31/2020	$14,705	$14,575	$12,909
9/30/2020	$14,390	$14,341	$12,592
10/31/2020	$14,625	$14,636	$12,321
11/30/2020	$16,104	$15,990	$13,979
12/31/2020	$17,354	$17,166	$14,734
1/31/2021	$17,685	$17,692	$14,766
2/28/2021	$18,177	$17,827	$15,058
3/31/2021	$17,691	$17,558	$15,249
4/30/2021	$18,161	$17,995	$15,698
5/31/2021	$18,214	$18,412	$16,189
6/30/2021	$18,636	$18,444	$16,084
7/31/2021	$16,809	$17,203	$15,819
8/31/2021	$17,151	$17,653	$16,120
9/30/2021	$16,173	$16,952	$15,603
10/31/2021	$16,088	$17,119	$15,976
11/30/2021	$15,254	$16,421	$15,256
12/31/2021	$15,248	$16,729	$15,887
1/31/2022	$15,200	$16,413	$15,302
2/28/2022	$14,204	$15,922	$14,999
3/31/2022	$13,893	$15,562	$15,023
4/30/2022	$13,004	$14,697	$14,079
5/31/2022	$13,186	$14,761	$14,180
6/30/2022	$12,340	$13,780	$12,960
7/31/2022	$12,265	$13,747	$13,404
8/31/2022	$12,340	$13,804	$12,973
9/30/2022	$11,092	$12,186	$11,677
10/31/2022	$10,808	$11,807	$12,026
11/30/2022	$12,335	$13,559	$13,445
12/31/2022	$12,237	$13,368	$13,345
1/31/2023	$13,295	$14,424	$14,427
2/28/2023	$12,394	$13,488	$13,920
3/31/2023	$12,777	$13,897	$14,261
4/30/2023	$12,572	$13,739	$14,509
5/31/2023	$12,378	$13,509	$13,981
6/30/2023	$12,960	$14,022	$14,608
7/31/2023	$13,570	$14,894	$15,202
8/31/2023	$12,642	$13,977	$14,516
9/30/2023	$12,221	$13,611	$14,057
10/31/2023	$11,854	$13,083	$13,477
11/30/2023	$12,685	$14,130	$14,690
12/31/2023	$13,263	$14,682	$15,428
1/31/2024	$12,571	$14,000	$15,275
2/29/2024	$13,084	$14,666	$15,662
3/31/2024	$13,394	$15,030	$16,151
4/30/2024	$13,242	$15,097	$15,861
5/31/2024	$13,454	$15,182	$16,322
6/30/2024	$13,743	$15,781	$16,306
7/31/2024	$13,710	$15,828	$16,684
8/31/2024	$14,026	$16,083	$17,159
9/30/2024	$14,871	$17,157	$17,621
10/31/2024	$14,348	$16,394	$16,757
11/30/2024	$13,972	$15,805	$16,605
12/31/2024	$13,711	$15,784	$16,282
1/31/2025	$14,008	$16,066	$16,938
2/28/2025	$14,063	$16,144	$17,173
3/31/2025	$14,366	$16,246	$17,134
4/30/2025	$14,570	$16,459	$17,753
5/31/2025	$15,252	$17,161	$18,566
6/30/2025	$16,221	$18,193	$19,196
7/31/2025	$16,337	$18,548	$19,141
8/31/2025	$16,679	$18,786	$19,805
9/30/2025	$17,879	$20,130	$20,519
10/31/2025	$18,688	$20,971	$20,934

Emerging Markets Equity Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	30.25	5.02	7.08
Class A with Load	22.75	3.79	6.45
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$3,763,693,425
# of portfolio holdings	114
Portfolio turnover rate	9%
Total advisory fees paid	$33,732,636

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1
Tencent Holdings Ltd.	6.2
Samsung Electronics Co. Ltd.	5.8
SK Hynix, Inc.	4.1
Alibaba Group Holding Ltd.	4.1
Reliance Industries Ltd.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.9
HDFC Bank Ltd.	2.7
Bharti Airtel Ltd.	2.6
Meituan Class B	1.7

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.9
Taiwan	16.9
India	16.4
South Korea	15.4
Brazil	4.8
Indonesia	4.1
Mexico	3.4
South Africa	3.3
Thailand	2.5
Hong Kong	2.5
Other	9.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.8
Communication services	17.5
Consumer discretionary	13.2
Financials	12.9
Consumer staples	10.9
Industrials	5.3
Energy	4.8
Materials	4.0
Real estate	1.9
Health care	1.5
Utilities	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0663 10-25

Annual Shareholder Report

October 31, 2025

Emerging Markets Equity Fund

Class C

EMGCX

This annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$250	2.18%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging markets outperformed both the U.S. and developed international markets for the year that ended October 31, 2025. Market drivers included trade tension, surging demand for artificial intelligence infrastructure, U.S. dollar volatility, and improving emerging market earnings.

Among Fund sector contributors, information technology and communication services led due to stock selection in each and an overweight to the outperforming communication services sector. Among countries, India and South Korea were the leading contributors based on stock selection in each and being underweight to the underperforming India market and overweight to the strong South Korea market.

Among sectors, consumer staples and industrials were the largest detractors. The Fund’s performance was hurt by its overweight allocation to the weak consumer staples sector and by stock selection in industrials. Poland and the United Arab Emirates were the largest detractors among countries.

Total return based on a $10,000 investment

	Class C with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,777	$9,610	$9,794
12/31/2015	$9,470	$9,396	$9,609
1/31/2016	$8,966	$8,786	$8,955
2/29/2016	$8,874	$8,772	$8,853
3/31/2016	$9,974	$9,933	$9,573
4/30/2016	$10,183	$9,987	$9,825
5/31/2016	$9,928	$9,614	$9,659
6/30/2016	$10,406	$9,998	$9,511
7/31/2016	$10,903	$10,501	$9,982
8/31/2016	$11,119	$10,762	$10,045
9/30/2016	$11,335	$10,901	$10,169
10/31/2016	$11,309	$10,927	$10,022
11/30/2016	$10,700	$10,424	$9,791
12/31/2016	$10,491	$10,447	$10,041
1/31/2017	$11,113	$11,018	$10,397
2/28/2017	$11,361	$11,356	$10,563
3/31/2017	$11,859	$11,642	$10,830
4/30/2017	$12,166	$11,897	$11,062
5/31/2017	$12,559	$12,249	$11,421
6/30/2017	$12,565	$12,372	$11,457
7/31/2017	$13,200	$13,110	$11,879
8/31/2017	$13,429	$13,402	$11,941
9/30/2017	$13,508	$13,349	$12,163
10/31/2017	$13,691	$13,817	$12,392
11/30/2017	$13,567	$13,845	$12,492
12/31/2017	$13,992	$14,342	$12,771
1/31/2018	$14,967	$15,537	$13,483
2/28/2018	$14,346	$14,820	$12,847
3/31/2018	$14,195	$14,545	$12,620
4/30/2018	$13,979	$14,481	$12,822
5/31/2018	$13,626	$13,967	$12,526
6/30/2018	$13,148	$13,387	$12,290
7/31/2018	$13,312	$13,681	$12,584
8/31/2018	$12,723	$13,311	$12,321
9/30/2018	$12,618	$13,241	$12,377
10/31/2018	$11,590	$12,088	$11,370
11/30/2018	$12,048	$12,586	$11,478
12/31/2018	$11,656	$12,252	$10,958
1/31/2019	$12,821	$13,325	$11,786
2/28/2019	$13,056	$13,355	$12,017
3/31/2019	$13,128	$13,467	$12,088
4/30/2019	$13,547	$13,751	$12,408
5/31/2019	$12,435	$12,753	$11,742
6/30/2019	$13,272	$13,549	$12,449
7/31/2019	$13,168	$13,383	$12,298
8/31/2019	$12,906	$12,731	$11,918
9/30/2019	$13,135	$12,974	$12,225
10/31/2019	$13,802	$13,521	$12,652
11/30/2019	$13,881	$13,502	$12,763
12/31/2019	$14,758	$14,509	$13,316
1/31/2020	$14,103	$13,833	$12,958
2/29/2020	$13,560	$13,104	$11,934
3/31/2020	$11,224	$11,085	$10,206
4/30/2020	$12,304	$12,100	$10,979
5/31/2020	$12,651	$12,193	$11,339
6/30/2020	$13,861	$13,090	$11,851
7/31/2020	$14,823	$14,259	$12,379
8/31/2020	$15,059	$14,575	$12,909
9/30/2020	$14,725	$14,341	$12,592
10/31/2020	$14,961	$14,636	$12,321
11/30/2020	$16,459	$15,990	$13,979
12/31/2020	$17,723	$17,166	$14,734
1/31/2021	$18,050	$17,692	$14,766
2/28/2021	$18,547	$17,827	$15,058
3/31/2021	$18,037	$17,558	$15,249
4/30/2021	$18,501	$17,995	$15,698
5/31/2021	$18,547	$18,412	$16,189
6/30/2021	$18,966	$18,444	$16,084
7/31/2021	$17,094	$17,203	$15,819
8/31/2021	$17,435	$17,653	$16,120
9/30/2021	$16,427	$16,952	$15,603
10/31/2021	$16,329	$17,119	$15,976
11/30/2021	$15,478	$16,421	$15,256
12/31/2021	$15,458	$16,729	$15,887
1/31/2022	$15,399	$16,413	$15,302
2/28/2022	$14,378	$15,922	$14,999
3/31/2022	$14,058	$15,562	$15,023
4/30/2022	$13,148	$14,697	$14,079
5/31/2022	$13,325	$14,761	$14,180
6/30/2022	$12,461	$13,780	$12,960
7/31/2022	$12,376	$13,747	$13,404
8/31/2022	$12,448	$13,804	$12,973
9/30/2022	$11,178	$12,186	$11,677
10/31/2022	$10,890	$11,807	$12,026
11/30/2022	$12,421	$13,559	$13,445
12/31/2022	$12,310	$13,368	$13,345
1/31/2023	$13,364	$14,424	$14,427
2/28/2023	$12,454	$13,488	$13,920
3/31/2023	$12,834	$13,897	$14,261
4/30/2023	$12,618	$13,739	$14,509
5/31/2023	$12,415	$13,509	$13,981
6/30/2023	$12,991	$14,022	$14,608
7/31/2023	$13,593	$14,894	$15,202
8/31/2023	$12,657	$13,977	$14,516
9/30/2023	$12,225	$13,611	$14,057
10/31/2023	$11,846	$13,083	$13,477
11/30/2023	$12,676	$14,130	$14,690
12/31/2023	$13,254	$14,682	$15,428
1/31/2024	$12,563	$14,000	$15,275
2/29/2024	$13,074	$14,666	$15,662
3/31/2024	$13,385	$15,030	$16,151
4/30/2024	$13,232	$15,097	$15,861
5/31/2024	$13,445	$15,182	$16,322
6/30/2024	$13,733	$15,781	$16,306
7/31/2024	$13,701	$15,828	$16,684
8/31/2024	$14,016	$16,083	$17,159
9/30/2024	$14,860	$17,157	$17,621
10/31/2024	$14,338	$16,394	$16,757
11/30/2024	$13,962	$15,805	$16,605
12/31/2024	$13,701	$15,784	$16,282
1/31/2025	$13,998	$16,066	$16,938
2/28/2025	$14,053	$16,144	$17,173
3/31/2025	$14,356	$16,246	$17,134
4/30/2025	$14,559	$16,459	$17,753
5/31/2025	$15,242	$17,161	$18,566
6/30/2025	$16,210	$18,193	$19,196
7/31/2025	$16,326	$18,548	$19,141
8/31/2025	$16,667	$18,786	$19,805
9/30/2025	$17,866	$20,130	$20,519
10/31/2025	$18,675	$20,971	$20,934

Emerging Markets Equity Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	29.23	4.22	6.45
Class C with Load	28.23	4.22	6.45
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$3,763,693,425
# of portfolio holdings	114
Portfolio turnover rate	9%
Total advisory fees paid	$33,732,636

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1
Tencent Holdings Ltd.	6.2
Samsung Electronics Co. Ltd.	5.8
SK Hynix, Inc.	4.1
Alibaba Group Holding Ltd.	4.1
Reliance Industries Ltd.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.9
HDFC Bank Ltd.	2.7
Bharti Airtel Ltd.	2.6
Meituan Class B	1.7

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.9
Taiwan	16.9
India	16.4
South Korea	15.4
Brazil	4.8
Indonesia	4.1
Mexico	3.4
South Africa	3.3
Thailand	2.5
Hong Kong	2.5
Other	9.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.8
Communication services	17.5
Consumer discretionary	13.2
Financials	12.9
Consumer staples	10.9
Industrials	5.3
Energy	4.8
Materials	4.0
Real estate	1.9
Health care	1.5
Utilities	0.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0963 10-25

Annual Shareholder Report

October 31, 2025

Emerging Markets Equity Fund

Class R6

EMGDX

This annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$117	1.01%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging markets outperformed both the U.S. and developed international markets for the year that ended October 31, 2025. Market drivers included trade tension, surging demand for artificial intelligence infrastructure, U.S. dollar volatility, and improving emerging market earnings.

Among Fund sector contributors, information technology and communication services led due to stock selection in each and an overweight to the outperforming communication services sector. Among countries, India and South Korea were the leading contributors based on stock selection in each and being underweight to the underperforming India market and overweight to the strong South Korea market.

Among sectors, consumer staples and industrials were the largest detractors. The Fund’s performance was hurt by its overweight allocation to the weak consumer staples sector and by stock selection in industrials. Poland and the United Arab Emirates were the largest detractors among countries.

Total return based on a $10,000 investment

	Class R6	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,789	$9,610	$9,794
12/31/2015	$9,492	$9,396	$9,609
1/31/2016	$8,996	$8,786	$8,955
2/29/2016	$8,910	$8,772	$8,853
3/31/2016	$10,025	$9,933	$9,573
4/30/2016	$10,243	$9,987	$9,825
5/31/2016	$9,998	$9,614	$9,659
6/30/2016	$10,489	$9,998	$9,511
7/31/2016	$11,006	$10,501	$9,982
8/31/2016	$11,230	$10,762	$10,045
9/30/2016	$11,459	$10,901	$10,169
10/31/2016	$11,443	$10,927	$10,022
11/30/2016	$10,841	$10,424	$9,791
12/31/2016	$10,640	$10,447	$10,041
1/31/2017	$11,276	$11,018	$10,397
2/28/2017	$11,540	$11,356	$10,563
3/31/2017	$12,058	$11,642	$10,830
4/30/2017	$12,387	$11,897	$11,062
5/31/2017	$12,797	$12,249	$11,421
6/30/2017	$12,819	$12,372	$11,457
7/31/2017	$13,476	$13,110	$11,879
8/31/2017	$13,725	$13,402	$11,941
9/30/2017	$13,816	$13,349	$12,163
10/31/2017	$14,021	$13,817	$12,392
11/30/2017	$13,908	$13,845	$12,492
12/31/2017	$14,360	$14,342	$12,771
1/31/2018	$15,371	$15,537	$13,483
2/28/2018	$14,746	$14,820	$12,847
3/31/2018	$14,605	$14,545	$12,620
4/30/2018	$14,403	$14,481	$12,822
5/31/2018	$14,056	$13,967	$12,526
6/30/2018	$13,572	$13,387	$12,290
7/31/2018	$13,757	$13,681	$12,584
8/31/2018	$13,159	$13,311	$12,321
9/30/2018	$13,061	$13,241	$12,377
10/31/2018	$12,012	$12,088	$11,370
11/30/2018	$12,501	$12,586	$11,478
12/31/2018	$12,100	$12,252	$10,958
1/31/2019	$13,323	$13,325	$11,786
2/28/2019	$13,586	$13,355	$12,017
3/31/2019	$13,674	$13,467	$12,088
4/30/2019	$14,118	$13,751	$12,408
5/31/2019	$12,977	$12,753	$11,742
6/30/2019	$13,860	$13,549	$12,449
7/31/2019	$13,767	$13,383	$12,298
8/31/2019	$13,509	$12,731	$11,918
9/30/2019	$13,761	$12,974	$12,225
10/31/2019	$14,474	$13,521	$12,652
11/30/2019	$14,573	$13,502	$12,763
12/31/2019	$15,505	$14,509	$13,316
1/31/2020	$14,834	$13,833	$12,958
2/29/2020	$14,280	$13,104	$11,934
3/31/2020	$11,829	$11,085	$10,206
4/30/2020	$12,982	$12,100	$10,979
5/31/2020	$13,354	$12,193	$11,339
6/30/2020	$14,651	$13,090	$11,851
7/31/2020	$15,688	$14,259	$12,379
8/31/2020	$15,926	$14,575	$12,909
9/30/2020	$15,588	$14,341	$12,592
10/31/2020	$15,848	$14,636	$12,321
11/30/2020	$17,456	$15,990	$13,979
12/31/2020	$18,815	$17,166	$14,734
1/31/2021	$19,182	$17,692	$14,766
2/28/2021	$19,722	$17,827	$15,058
3/31/2021	$19,205	$17,558	$15,249
4/30/2021	$19,722	$17,995	$15,698
5/31/2021	$19,789	$18,412	$16,189
6/30/2021	$20,251	$18,444	$16,084
7/31/2021	$18,270	$17,203	$15,819
8/31/2021	$18,654	$17,653	$16,120
9/30/2021	$17,596	$16,952	$15,603
10/31/2021	$17,507	$17,119	$15,976
11/30/2021	$16,605	$16,421	$15,256
12/31/2021	$16,602	$16,729	$15,887
1/31/2022	$16,558	$16,413	$15,302
2/28/2022	$15,475	$15,922	$14,999
3/31/2022	$15,150	$15,562	$15,023
4/30/2022	$14,179	$14,697	$14,079
5/31/2022	$14,387	$14,761	$14,180
6/30/2022	$13,467	$13,780	$12,960
7/31/2022	$13,389	$13,747	$13,404
8/31/2022	$13,478	$13,804	$12,973
9/30/2022	$12,115	$12,186	$11,677
10/31/2022	$11,812	$11,807	$12,026
11/30/2022	$13,484	$13,559	$13,445
12/31/2022	$13,385	$13,368	$13,345
1/31/2023	$14,544	$14,424	$14,427
2/28/2023	$13,567	$13,488	$13,920
3/31/2023	$13,993	$13,897	$14,261
4/30/2023	$13,771	$13,739	$14,509
5/31/2023	$13,561	$13,509	$13,981
6/30/2023	$14,203	$14,022	$14,608
7/31/2023	$14,879	$14,894	$15,202
8/31/2023	$13,868	$13,977	$14,516
9/30/2023	$13,408	$13,611	$14,057
10/31/2023	$13,004	$13,083	$13,477
11/30/2023	$13,925	$14,130	$14,690
12/31/2023	$14,563	$14,682	$15,428
1/31/2024	$13,808	$14,000	$15,275
2/29/2024	$14,378	$14,666	$15,662
3/31/2024	$14,724	$15,030	$16,151
4/30/2024	$14,563	$15,097	$15,861
5/31/2024	$14,799	$15,182	$16,322
6/30/2024	$15,127	$15,781	$16,306
7/31/2024	$15,087	$15,828	$16,684
8/31/2024	$15,450	$16,083	$17,159
9/30/2024	$16,383	$17,157	$17,621
10/31/2024	$15,807	$16,394	$16,757
11/30/2024	$15,404	$15,805	$16,605
12/31/2024	$15,116	$15,784	$16,282
1/31/2025	$15,455	$16,066	$16,938
2/28/2025	$15,519	$16,144	$17,173
3/31/2025	$15,852	$16,246	$17,134
4/30/2025	$16,080	$16,459	$17,753
5/31/2025	$16,845	$17,161	$18,566
6/30/2025	$17,921	$18,193	$19,196
7/31/2025	$18,055	$18,548	$19,141
8/31/2025	$18,441	$18,786	$19,805
9/30/2025	$19,773	$20,130	$20,519
10/31/2025	$20,673	$20,971	$20,934

Emerging Markets Equity Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	30.78	5.46	7.53
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$3,763,693,425
# of portfolio holdings	114
Portfolio turnover rate	9%
Total advisory fees paid	$33,732,636

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1
Tencent Holdings Ltd.	6.2
Samsung Electronics Co. Ltd.	5.8
SK Hynix, Inc.	4.1
Alibaba Group Holding Ltd.	4.1
Reliance Industries Ltd.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.9
HDFC Bank Ltd.	2.7
Bharti Airtel Ltd.	2.6
Meituan Class B	1.7

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.9
Taiwan	16.9
India	16.4
South Korea	15.4
Brazil	4.8
Indonesia	4.1
Mexico	3.4
South Africa	3.3
Thailand	2.5
Hong Kong	2.5
Other	9.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.8
Communication services	17.5
Consumer discretionary	13.2
Financials	12.9
Consumer staples	10.9
Industrials	5.3
Energy	4.8
Materials	4.0
Real estate	1.9
Health care	1.5
Utilities	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4660 10-25

Annual Shareholder Report

October 31, 2025

Emerging Markets Equity Fund

Institutional Class

EMGNX

This annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$128	1.11%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging markets outperformed both the U.S. and developed international markets for the year that ended October 31, 2025. Market drivers included trade tension, surging demand for artificial intelligence infrastructure, U.S. dollar volatility, and improving emerging market earnings.

Among Fund sector contributors, information technology and communication services led due to stock selection in each and an overweight to the outperforming communication services sector. Among countries, India and South Korea were the leading contributors based on stock selection in each and being underweight to the underperforming India market and overweight to the strong South Korea market.

Among sectors, consumer staples and industrials were the largest detractors. The Fund’s performance was hurt by its overweight allocation to the weak consumer staples sector and by stock selection in industrials. Poland and the United Arab Emirates were the largest detractors among countries.

Total return based on a $10,000 investment

	Institutional Class	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,789	$9,610	$9,794
12/31/2015	$9,489	$9,396	$9,609
1/31/2016	$8,998	$8,786	$8,955
2/29/2016	$8,913	$8,772	$8,853
3/31/2016	$10,027	$9,933	$9,573
4/30/2016	$10,246	$9,987	$9,825
5/31/2016	$9,995	$9,614	$9,659
6/30/2016	$10,486	$9,998	$9,511
7/31/2016	$11,003	$10,501	$9,982
8/31/2016	$11,227	$10,762	$10,045
9/30/2016	$11,456	$10,901	$10,169
10/31/2016	$11,440	$10,927	$10,022
11/30/2016	$10,838	$10,424	$9,791
12/31/2016	$10,632	$10,447	$10,041
1/31/2017	$11,273	$11,018	$10,397
2/28/2017	$11,537	$11,356	$10,563
3/31/2017	$12,055	$11,642	$10,830
4/30/2017	$12,378	$11,897	$11,062
5/31/2017	$12,787	$12,249	$11,421
6/30/2017	$12,809	$12,372	$11,457
7/31/2017	$13,466	$13,110	$11,879
8/31/2017	$13,709	$13,402	$11,941
9/30/2017	$13,806	$13,349	$12,163
10/31/2017	$14,005	$13,817	$12,392
11/30/2017	$13,892	$13,845	$12,492
12/31/2017	$14,341	$14,342	$12,771
1/31/2018	$15,356	$15,537	$13,483
2/28/2018	$14,732	$14,820	$12,847
3/31/2018	$14,585	$14,545	$12,620
4/30/2018	$14,379	$14,481	$12,822
5/31/2018	$14,031	$13,967	$12,526
6/30/2018	$13,554	$13,387	$12,290
7/31/2018	$13,733	$13,681	$12,584
8/31/2018	$13,141	$13,311	$12,321
9/30/2018	$13,043	$13,241	$12,377
10/31/2018	$11,996	$12,088	$11,370
11/30/2018	$12,479	$12,586	$11,478
12/31/2018	$12,083	$12,252	$10,958
1/31/2019	$13,304	$13,325	$11,786
2/28/2019	$13,562	$13,355	$12,017
3/31/2019	$13,649	$13,467	$12,088
4/30/2019	$14,098	$13,751	$12,408
5/31/2019	$12,954	$12,753	$11,742
6/30/2019	$13,835	$13,549	$12,449
7/31/2019	$13,737	$13,383	$12,298
8/31/2019	$13,485	$12,731	$11,918
9/30/2019	$13,737	$12,974	$12,225
10/31/2019	$14,443	$13,521	$12,652
11/30/2019	$14,542	$13,502	$12,763
12/31/2019	$15,472	$14,509	$13,316
1/31/2020	$14,802	$13,833	$12,958
2/29/2020	$14,249	$13,104	$11,934
3/31/2020	$11,799	$11,085	$10,206
4/30/2020	$12,949	$12,100	$10,979
5/31/2020	$13,325	$12,193	$11,339
6/30/2020	$14,614	$13,090	$11,851
7/31/2020	$15,649	$14,259	$12,379
8/31/2020	$15,886	$14,575	$12,909
9/30/2020	$15,543	$14,341	$12,592
10/31/2020	$15,803	$14,636	$12,321
11/30/2020	$17,408	$15,990	$13,979
12/31/2020	$18,766	$17,166	$14,734
1/31/2021	$19,127	$17,692	$14,766
2/28/2021	$19,665	$17,827	$15,058
3/31/2021	$19,144	$17,558	$15,249
4/30/2021	$19,660	$17,995	$15,698
5/31/2021	$19,726	$18,412	$16,189
6/30/2021	$20,187	$18,444	$16,084
7/31/2021	$18,206	$17,203	$15,819
8/31/2021	$18,589	$17,653	$16,120
9/30/2021	$17,534	$16,952	$15,603
10/31/2021	$17,445	$17,119	$15,976
11/30/2021	$16,546	$16,421	$15,256
12/31/2021	$16,540	$16,729	$15,887
1/31/2022	$16,495	$16,413	$15,302
2/28/2022	$15,417	$15,922	$14,999
3/31/2022	$15,082	$15,562	$15,023
4/30/2022	$14,121	$14,697	$14,079
5/31/2022	$14,328	$14,761	$14,180
6/30/2022	$13,406	$13,780	$12,960
7/31/2022	$13,328	$13,747	$13,404
8/31/2022	$13,417	$13,804	$12,973
9/30/2022	$12,060	$12,186	$11,677
10/31/2022	$11,758	$11,807	$12,026
11/30/2022	$13,423	$13,559	$13,445
12/31/2022	$13,319	$13,368	$13,345
1/31/2023	$14,472	$14,424	$14,427
2/28/2023	$13,494	$13,488	$13,920
3/31/2023	$13,918	$13,897	$14,261
4/30/2023	$13,698	$13,739	$14,509
5/31/2023	$13,489	$13,509	$13,981
6/30/2023	$14,127	$14,022	$14,608
7/31/2023	$14,794	$14,894	$15,202
8/31/2023	$13,788	$13,977	$14,516
9/30/2023	$13,330	$13,611	$14,057
10/31/2023	$12,935	$13,083	$13,477
11/30/2023	$13,845	$14,130	$14,690
12/31/2023	$14,476	$14,682	$15,428
1/31/2024	$13,726	$14,000	$15,275
2/29/2024	$14,293	$14,666	$15,662
3/31/2024	$14,631	$15,030	$16,151
4/30/2024	$14,470	$15,097	$15,861
5/31/2024	$14,705	$15,182	$16,322
6/30/2024	$15,031	$15,781	$16,306
7/31/2024	$14,991	$15,828	$16,684
8/31/2024	$15,346	$16,083	$17,159
9/30/2024	$16,273	$17,157	$17,621
10/31/2024	$15,701	$16,394	$16,757
11/30/2024	$15,295	$15,805	$16,605
12/31/2024	$15,011	$15,784	$16,282
1/31/2025	$15,347	$16,066	$16,938
2/28/2025	$15,411	$16,144	$17,173
3/31/2025	$15,741	$16,246	$17,134
4/30/2025	$15,968	$16,459	$17,753
5/31/2025	$16,722	$17,161	$18,566
6/30/2025	$17,789	$18,193	$19,196
7/31/2025	$17,922	$18,548	$19,141
8/31/2025	$18,305	$18,786	$19,805
9/30/2025	$19,628	$20,130	$20,519
10/31/2025	$20,515	$20,971	$20,934

Emerging Markets Equity Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	30.66	5.36	7.45
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$3,763,693,425
# of portfolio holdings	114
Portfolio turnover rate	9%
Total advisory fees paid	$33,732,636

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1
Tencent Holdings Ltd.	6.2
Samsung Electronics Co. Ltd.	5.8
SK Hynix, Inc.	4.1
Alibaba Group Holding Ltd.	4.1
Reliance Industries Ltd.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.9
HDFC Bank Ltd.	2.7
Bharti Airtel Ltd.	2.6
Meituan Class B	1.7

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.9
Taiwan	16.9
India	16.4
South Korea	15.4
Brazil	4.8
Indonesia	4.1
Mexico	3.4
South Africa	3.3
Thailand	2.5
Hong Kong	2.5
Other	9.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.8
Communication services	17.5
Consumer discretionary	13.2
Financials	12.9
Consumer staples	10.9
Industrials	5.3
Energy	4.8
Materials	4.0
Real estate	1.9
Health care	1.5
Utilities	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4146 10-25

Annual Shareholder Report

October 31, 2025

Managed Account CoreBuilder® Shares - Series EM

ACBEX

This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EM for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EM	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

How did the Fund perform last year and what affected its performance?

Emerging market (EM) equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto Ltd., on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer (This security was no longer held at the end of the reporting period.) had strong earnings and an upgrade to investment grade. Samsung Electronics Co. Ltd. Pfd. detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors. Arabian Drilling Co. (This security was no longer held at the end of the reporting period.) faltered after three offshore drilling rigs were suspended. We remain optimistic about EM on improved economic momentum, accommodative policies, attractive valuations, a favorable growth premium, and low investor positioning.

Total return based on a $10,000 investment

	Managed Account CoreBuilder® Shares - Series EM	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
11/16/2022	$10,000	$10,000	$10,000
11/30/2022	$10,400	$10,202	$10,141
12/31/2022	$10,059	$10,059	$10,065
1/31/2023	$10,721	$10,853	$10,881
2/28/2023	$10,198	$10,150	$10,500
3/31/2023	$10,374	$10,457	$10,756
4/30/2023	$10,695	$10,338	$10,943
5/31/2023	$10,508	$10,165	$10,545
6/30/2023	$11,010	$10,551	$11,018
7/31/2023	$11,378	$11,208	$11,466
8/31/2023	$10,697	$10,517	$10,948
9/30/2023	$10,467	$10,242	$10,603
10/31/2023	$10,066	$9,844	$10,165
11/30/2023	$10,970	$10,632	$11,080
12/31/2023	$11,530	$11,048	$11,637
1/31/2024	$11,128	$10,535	$11,521
2/29/2024	$11,738	$11,036	$11,813
3/31/2024	$11,819	$11,309	$12,182
4/30/2024	$11,893	$11,360	$11,963
5/31/2024	$11,993	$11,424	$12,311
6/30/2024	$12,491	$11,875	$12,299
7/31/2024	$12,572	$11,910	$12,584
8/31/2024	$12,529	$12,102	$12,942
9/30/2024	$12,802	$12,910	$13,291
10/31/2024	$12,083	$12,336	$12,639
11/30/2024	$11,812	$11,893	$12,524
12/31/2024	$11,776	$11,877	$12,281
1/31/2025	$11,479	$12,089	$12,776
2/28/2025	$11,283	$12,148	$12,953
3/31/2025	$11,397	$12,224	$12,924
4/30/2025	$11,665	$12,385	$13,390
5/31/2025	$12,002	$12,913	$14,004
6/30/2025	$12,563	$13,690	$14,479
7/31/2025	$12,645	$13,957	$14,437
8/31/2025	$12,825	$14,136	$14,938
9/30/2025	$13,448	$15,147	$15,476
10/31/2025	$14,085	$15,780	$15,789

Managed Account CoreBuilder® Shares - Series EM

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	Since Inception (11/16/22)
Managed Account CoreBuilder® Shares - Series EM	16.57	12.28
MSCI EM Index (Net) (USD)	27.91	16.68
MSCI ACWI ex USA Index (Net)	24.93	16.71

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$8,464,681
# of portfolio holdings	67
Portfolio turnover rate	85%
Total advisory fees paid	$0

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Samsung Electronics Co. Ltd.	9.2
MediaTek, Inc.	4.2
Hon Hai Precision Industry Co. Ltd.	3.8
Samsung Electronics Co. Ltd., Preferred stock	3.3
Embassy Office Parks REIT	2.7
State Bank of India	2.1
Contemporary Amperex Technology Co. Ltd. Class A	2.1
Kia Corp.	2.0
Al Rajhi Bank	1.9
NHPC Ltd.	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

India	24.6
South Korea	19.0
China	17.4
Taiwan	15.2
Saudi Arabia	7.5
Brazil	4.4
United Arab Emirates	2.7
Mexico	2.1
Poland	1.1
Hungary	1.1
Other	4.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Financials	24.2
Industrials	11.2
Real estate	8.9
Consumer discretionary	8.4
Utilities	4.5
Health care	3.8
Materials	3.0
Communication services	2.9
Consumer staples	2.1
Energy	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4904 10-25

Annual Shareholder Report

October 31, 2025

International Equity Fund

Class A

WFEAX

This annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$125	1.13%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the one-year period, developed international equities delivered strong gains, supported by a weaker U.S. dollar, European Central Bank rate cuts, and improving corporate earnings in Europe and Japan. After struggling at the end of 2024, partly on U.S. dollar strength, international stocks regained investor attention in 2025, particularly given exceptional returns from banks. Further, European small caps and defense stocks outperformed as fiscal spending accelerated. Diverging global monetary policies and U.S. tariff policy uncertainty created headwinds and opportunities across regions.

We remain overweight France and Germany relative to the benchmark to capture eurozone stimulus and defense spending tailwinds, and we have reduced that exposure over the period as these factors were reflected in valuations. We have increased exposures to Japan and Italy.

Leading performers included Rheinmetall AG, Barclays PLC, and Samsung Electronics Co. Ltd. Lagging performers include adidas AG, Diageo PLC, and Novo Nordisk A/S.

Total return based on a $10,000 investment

	Class A with Load	MSCI EAFE Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2015	$9,428	$10,000	$10,000
11/30/2015	$9,338	$9,844	$9,794
12/31/2015	$9,093	$9,712	$9,609
1/31/2016	$8,579	$9,009	$8,955
2/29/2016	$8,099	$8,844	$8,853
3/31/2016	$8,869	$9,420	$9,573
4/30/2016	$8,919	$9,693	$9,825
5/31/2016	$8,968	$9,605	$9,659
6/30/2016	$8,621	$9,282	$9,511
7/31/2016	$9,093	$9,753	$9,982
8/31/2016	$9,233	$9,760	$10,045
9/30/2016	$9,275	$9,879	$10,169
10/31/2016	$9,167	$9,677	$10,022
11/30/2016	$9,159	$9,485	$9,791
12/31/2016	$9,481	$9,809	$10,041
1/31/2017	$9,814	$10,093	$10,397
2/28/2017	$9,942	$10,238	$10,563
3/31/2017	$10,164	$10,520	$10,830
4/30/2017	$10,300	$10,787	$11,062
5/31/2017	$10,650	$11,183	$11,421
6/30/2017	$10,615	$11,163	$11,457
7/31/2017	$11,042	$11,485	$11,879
8/31/2017	$11,016	$11,481	$11,941
9/30/2017	$11,238	$11,767	$12,163
10/31/2017	$11,451	$11,945	$12,392
11/30/2017	$11,562	$12,071	$12,492
12/31/2017	$11,764	$12,265	$12,771
1/31/2018	$12,575	$12,880	$13,483
2/28/2018	$11,878	$12,298	$12,847
3/31/2018	$11,702	$12,077	$12,620
4/30/2018	$11,870	$12,352	$12,822
5/31/2018	$11,482	$12,075	$12,526
6/30/2018	$11,041	$11,927	$12,290
7/31/2018	$11,385	$12,221	$12,584
8/31/2018	$11,050	$11,985	$12,321
9/30/2018	$11,256	$12,089	$12,377
10/31/2018	$10,442	$11,127	$11,370
11/30/2018	$10,389	$11,113	$11,478
12/31/2018	$9,744	$10,573	$10,958
1/31/2019	$10,509	$11,268	$11,786
2/28/2019	$10,691	$11,555	$12,017
3/31/2019	$10,591	$11,628	$12,088
4/30/2019	$10,882	$11,955	$12,408
5/31/2019	$9,963	$11,381	$11,742
6/30/2019	$10,753	$12,056	$12,449
7/31/2019	$10,440	$11,903	$12,298
8/31/2019	$9,997	$11,595	$11,918
9/30/2019	$10,205	$11,927	$12,225
10/31/2019	$10,539	$12,355	$12,652
11/30/2019	$10,770	$12,495	$12,763
12/31/2019	$11,206	$12,901	$13,316
1/31/2020	$10,536	$12,631	$12,958
2/29/2020	$9,810	$11,490	$11,934
3/31/2020	$7,865	$9,956	$10,206
4/30/2020	$8,609	$10,599	$10,979
5/31/2020	$8,907	$11,061	$11,339
6/30/2020	$9,169	$11,437	$11,851
7/31/2020	$9,728	$11,704	$12,379
8/31/2020	$10,297	$12,306	$12,909
9/30/2020	$10,053	$11,986	$12,592
10/31/2020	$9,745	$11,507	$12,321
11/30/2020	$11,043	$13,291	$13,979
12/31/2020	$11,712	$13,909	$14,734
1/31/2021	$11,497	$13,761	$14,766
2/28/2021	$11,909	$14,070	$15,058
3/31/2021	$12,442	$14,393	$15,249
4/30/2021	$12,742	$14,826	$15,698
5/31/2021	$13,118	$15,310	$16,189
6/30/2021	$12,868	$15,137	$16,084
7/31/2021	$12,585	$15,251	$15,819
8/31/2021	$12,783	$15,520	$16,120
9/30/2021	$12,499	$15,070	$15,603
10/31/2021	$12,660	$15,441	$15,976
11/30/2021	$11,740	$14,722	$15,256
12/31/2021	$12,391	$15,476	$15,887
1/31/2022	$12,391	$14,728	$15,302
2/28/2022	$12,163	$14,468	$14,999
3/31/2022	$11,907	$14,561	$15,023
4/30/2022	$11,235	$13,619	$14,079
5/31/2022	$11,466	$13,721	$14,180
6/30/2022	$10,535	$12,448	$12,960
7/31/2022	$10,719	$13,068	$13,404
8/31/2022	$10,264	$12,447	$12,973
9/30/2022	$9,253	$11,283	$11,677
10/31/2022	$9,769	$11,889	$12,026
11/30/2022	$10,995	$13,229	$13,445
12/31/2022	$10,958	$13,239	$13,345
1/31/2023	$11,981	$14,311	$14,427
2/28/2023	$11,562	$14,013	$13,920
3/31/2023	$11,623	$14,360	$14,261
4/30/2023	$11,828	$14,765	$14,509
5/31/2023	$11,301	$14,141	$13,981
6/30/2023	$12,015	$14,784	$14,608
7/31/2023	$12,467	$15,262	$15,202
8/31/2023	$12,231	$14,678	$14,516
9/30/2023	$11,810	$14,176	$14,057
10/31/2023	$11,286	$13,602	$13,477
11/30/2023	$12,146	$14,864	$14,690
12/31/2023	$12,664	$15,654	$15,428
1/31/2024	$12,684	$15,744	$15,275
2/29/2024	$12,992	$16,032	$15,662
3/31/2024	$13,323	$16,559	$16,151
4/30/2024	$12,975	$16,135	$15,861
5/31/2024	$13,482	$16,760	$16,322
6/30/2024	$13,128	$16,490	$16,306
7/31/2024	$13,471	$16,974	$16,684
8/31/2024	$13,965	$17,525	$17,159
9/30/2024	$13,869	$17,687	$17,621
10/31/2024	$13,101	$16,725	$16,757
11/30/2024	$12,909	$16,631	$16,605
12/31/2024	$12,670	$16,252	$16,282
1/31/2025	$13,321	$17,106	$16,938
2/28/2025	$13,840	$17,438	$17,173
3/31/2025	$14,031	$17,368	$17,134
4/30/2025	$14,511	$18,163	$17,753
5/31/2025	$15,103	$18,994	$18,566
6/30/2025	$15,438	$19,413	$19,196
7/31/2025	$14,933	$19,140	$19,141
8/31/2025	$15,356	$19,956	$19,805
9/30/2025	$15,737	$20,338	$20,519
10/31/2025	$15,912	$20,578	$20,934

International Equity Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	21.46	10.31	5.37
Class A with Load	14.48	9.00	4.75
MSCI EAFE Index (Net)	23.03	12.33	7.48
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$171,788,012
# of portfolio holdings	55
Portfolio turnover rate	22%
Total advisory fees paid	$1,386,479

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

LVMH Moet Hennessy Louis Vuitton SE	3.7
Hitachi Ltd.	3.4
Barclays PLC	3.3
ING Groep NV	3.1
ASML Holding NV	2.8
SAP SE	2.7
Airbus SE	2.6
Schneider Electric SE	2.6
AXA SA	2.5
Novartis AG	2.5

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	19.5
United Kingdom	17.6
Japan	17.4
Germany	16.8
Netherlands	8.8
Switzerland	4.8
Canada	3.2
Italy	3.1
South Korea	2.5
Denmark	1.6
Other	4.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	21.4
Financials	21.0
Information technology	14.8
Consumer discretionary	11.0
Consumer staples	9.2
Health care	8.4
Energy	4.3
Materials	4.2
Communication services	3.2
Utilities	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3311 10-25

Annual Shareholder Report

October 31, 2025

International Equity Fund

Class C

WFEFX

This annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$209	1.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the one-year period, developed international equities delivered strong gains, supported by a weaker U.S. dollar, European Central Bank rate cuts, and improving corporate earnings in Europe and Japan. After struggling at the end of 2024, partly on U.S. dollar strength, international stocks regained investor attention in 2025, particularly given exceptional returns from banks. Further, European small caps and defense stocks outperformed as fiscal spending accelerated. Diverging global monetary policies and U.S. tariff policy uncertainty created headwinds and opportunities across regions.

We remain overweight France and Germany relative to the benchmark to capture eurozone stimulus and defense spending tailwinds, and we have reduced that exposure over the period as these factors were reflected in valuations. We have increased exposures to Japan and Italy.

Leading performers included Rheinmetall AG, Barclays PLC, and Samsung Electronics Co. Ltd. Lagging performers include adidas AG, Diageo PLC, and Novo Nordisk A/S.

Total return based on a $10,000 investment

	Class C with Load	MSCI EAFE Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,903	$9,844	$9,794
12/31/2015	$9,631	$9,712	$9,609
1/31/2016	$9,086	$9,009	$8,955
2/29/2016	$8,577	$8,844	$8,853
3/31/2016	$9,381	$9,420	$9,573
4/30/2016	$9,434	$9,693	$9,825
5/31/2016	$9,470	$9,605	$9,659
6/30/2016	$9,104	$9,282	$9,511
7/31/2016	$9,595	$9,753	$9,982
8/31/2016	$9,738	$9,760	$10,045
9/30/2016	$9,774	$9,879	$10,169
10/31/2016	$9,657	$9,677	$10,022
11/30/2016	$9,640	$9,485	$9,791
12/31/2016	$9,971	$9,809	$10,041
1/31/2017	$10,317	$10,093	$10,397
2/28/2017	$10,445	$10,238	$10,563
3/31/2017	$10,672	$10,520	$10,830
4/30/2017	$10,809	$10,787	$11,062
5/31/2017	$11,165	$11,183	$11,421
6/30/2017	$11,128	$11,163	$11,457
7/31/2017	$11,566	$11,485	$11,879
8/31/2017	$11,529	$11,481	$11,941
9/30/2017	$11,748	$11,767	$12,163
10/31/2017	$11,967	$11,945	$12,392
11/30/2017	$12,076	$12,071	$12,492
12/31/2017	$12,276	$12,265	$12,771
1/31/2018	$13,119	$12,880	$13,483
2/28/2018	$12,388	$12,298	$12,847
3/31/2018	$12,192	$12,077	$12,620
4/30/2018	$12,360	$12,352	$12,822
5/31/2018	$11,948	$12,075	$12,526
6/30/2018	$11,489	$11,927	$12,290
7/31/2018	$11,836	$12,221	$12,584
8/31/2018	$11,480	$11,985	$12,321
9/30/2018	$11,686	$12,089	$12,377
10/31/2018	$10,834	$11,127	$11,370
11/30/2018	$10,768	$11,113	$11,478
12/31/2018	$10,103	$10,573	$10,958
1/31/2019	$10,885	$11,268	$11,786
2/28/2019	$11,066	$11,555	$12,017
3/31/2019	$10,952	$11,628	$12,088
4/30/2019	$11,247	$11,955	$12,408
5/31/2019	$10,293	$11,381	$11,742
6/30/2019	$11,107	$12,056	$12,449
7/31/2019	$10,771	$11,903	$12,298
8/31/2019	$10,301	$11,595	$11,918
9/30/2019	$10,515	$11,927	$12,225
10/31/2019	$10,852	$12,355	$12,652
11/30/2019	$11,083	$12,495	$12,763
12/31/2019	$11,524	$12,901	$13,316
1/31/2020	$10,819	$12,631	$12,958
2/29/2020	$10,075	$11,490	$11,934
3/31/2020	$8,066	$9,956	$10,206
4/30/2020	$8,829	$10,599	$10,979
5/31/2020	$9,138	$11,061	$11,339
6/30/2020	$9,399	$11,437	$11,851
7/31/2020	$9,959	$11,704	$12,379
8/31/2020	$10,539	$12,306	$12,909
9/30/2020	$10,278	$11,986	$12,592
10/31/2020	$9,959	$11,507	$12,321
11/30/2020	$11,273	$13,291	$13,979
12/31/2020	$11,949	$13,909	$14,734
1/31/2021	$11,717	$13,761	$14,766
2/28/2021	$12,133	$14,070	$15,058
3/31/2021	$12,673	$14,393	$15,249
4/30/2021	$12,963	$14,826	$15,698
5/31/2021	$13,350	$15,310	$16,189
6/30/2021	$13,089	$15,137	$16,084
7/31/2021	$12,789	$15,251	$15,819
8/31/2021	$12,982	$15,520	$16,120
9/30/2021	$12,685	$15,070	$15,603
10/31/2021	$12,841	$15,441	$15,976
11/30/2021	$11,899	$14,722	$15,256
12/31/2021	$12,549	$15,476	$15,887
1/31/2022	$12,540	$14,728	$15,302
2/28/2022	$12,307	$14,468	$14,999
3/31/2022	$12,037	$14,561	$15,023
4/30/2022	$11,354	$13,619	$14,079
5/31/2022	$11,569	$13,721	$14,180
6/30/2022	$10,628	$12,448	$12,960
7/31/2022	$10,805	$13,068	$13,404
8/31/2022	$10,344	$12,447	$12,973
9/30/2022	$9,317	$11,283	$11,677
10/31/2022	$9,839	$11,889	$12,026
11/30/2022	$11,060	$13,229	$13,445
12/31/2022	$11,011	$13,239	$13,345
1/31/2023	$12,036	$14,311	$14,427
2/28/2023	$11,612	$14,013	$13,920
3/31/2023	$11,661	$14,360	$14,261
4/30/2023	$11,858	$14,765	$14,509
5/31/2023	$11,326	$14,141	$13,981
6/30/2023	$12,027	$14,784	$14,608
7/31/2023	$12,483	$15,262	$15,202
8/31/2023	$12,235	$14,678	$14,516
9/30/2023	$11,803	$14,176	$14,057
10/31/2023	$11,267	$13,602	$13,477
11/30/2023	$12,125	$14,864	$14,690
12/31/2023	$12,642	$15,654	$15,428
1/31/2024	$12,662	$15,744	$15,275
2/29/2024	$12,970	$16,032	$15,662
3/31/2024	$13,301	$16,559	$16,151
4/30/2024	$12,953	$16,135	$15,861
5/31/2024	$13,460	$16,760	$16,322
6/30/2024	$13,106	$16,490	$16,306
7/31/2024	$13,448	$16,974	$16,684
8/31/2024	$13,942	$17,525	$17,159
9/30/2024	$13,846	$17,687	$17,621
10/31/2024	$13,079	$16,725	$16,757
11/30/2024	$12,887	$16,631	$16,605
12/31/2024	$12,649	$16,252	$16,282
1/31/2025	$13,299	$17,106	$16,938
2/28/2025	$13,817	$17,438	$17,173
3/31/2025	$14,008	$17,368	$17,134
4/30/2025	$14,487	$18,163	$17,753
5/31/2025	$15,077	$18,994	$18,566
6/30/2025	$15,412	$19,413	$19,196
7/31/2025	$14,908	$19,140	$19,141
8/31/2025	$15,330	$19,956	$19,805
9/30/2025	$15,710	$20,338	$20,519
10/31/2025	$15,886	$20,578	$20,934

International Equity Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	20.51	9.45	4.74
Class C with Load	19.51	9.45	4.74
MSCI EAFE Index (Net)	23.03	12.33	7.48
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$171,788,012
# of portfolio holdings	55
Portfolio turnover rate	22%
Total advisory fees paid	$1,386,479

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

LVMH Moet Hennessy Louis Vuitton SE	3.7
Hitachi Ltd.	3.4
Barclays PLC	3.3
ING Groep NV	3.1
ASML Holding NV	2.8
SAP SE	2.7
Airbus SE	2.6
Schneider Electric SE	2.6
AXA SA	2.5
Novartis AG	2.5

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	19.5
United Kingdom	17.6
Japan	17.4
Germany	16.8
Netherlands	8.8
Switzerland	4.8
Canada	3.2
Italy	3.1
South Korea	2.5
Denmark	1.6
Other	4.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	21.4
Financials	21.0
Information technology	14.8
Consumer discretionary	11.0
Consumer staples	9.2
Health care	8.4
Energy	4.3
Materials	4.2
Communication services	3.2
Utilities	2.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3521 10-25

Annual Shareholder Report

October 31, 2025

International Equity Fund

Class R6

WFEHX

This annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$89	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the one-year period, developed international equities delivered strong gains, supported by a weaker U.S. dollar, European Central Bank rate cuts, and improving corporate earnings in Europe and Japan. After struggling at the end of 2024, partly on U.S. dollar strength, international stocks regained investor attention in 2025, particularly given exceptional returns from banks. Further, European small caps and defense stocks outperformed as fiscal spending accelerated. Diverging global monetary policies and U.S. tariff policy uncertainty created headwinds and opportunities across regions.

We remain overweight France and Germany relative to the benchmark to capture eurozone stimulus and defense spending tailwinds, and we have reduced that exposure over the period as these factors were reflected in valuations. We have increased exposures to Japan and Italy.

Leading performers included Rheinmetall AG, Barclays PLC, and Samsung Electronics Co. Ltd. Lagging performers include adidas AG, Diageo PLC, and Novo Nordisk A/S.

Total return based on a $10,000 investment

	Class R6	MSCI EAFE Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,913	$9,844	$9,794
12/31/2015	$9,648	$9,712	$9,609
1/31/2016	$9,110	$9,009	$8,955
2/29/2016	$8,599	$8,844	$8,853
3/31/2016	$9,419	$9,420	$9,573
4/30/2016	$9,481	$9,693	$9,825
5/31/2016	$9,525	$9,605	$9,659
6/30/2016	$9,163	$9,282	$9,511
7/31/2016	$9,666	$9,753	$9,982
8/31/2016	$9,824	$9,760	$10,045
9/30/2016	$9,869	$9,879	$10,169
10/31/2016	$9,754	$9,677	$10,022
11/30/2016	$9,745	$9,485	$9,791
12/31/2016	$10,084	$9,809	$10,041
1/31/2017	$10,448	$10,093	$10,397
2/28/2017	$10,594	$10,238	$10,563
3/31/2017	$10,830	$10,520	$10,830
4/30/2017	$10,976	$10,787	$11,062
5/31/2017	$11,348	$11,183	$11,421
6/30/2017	$11,321	$11,163	$11,457
7/31/2017	$11,776	$11,485	$11,879
8/31/2017	$11,748	$11,481	$11,941
9/30/2017	$11,985	$11,767	$12,163
10/31/2017	$12,221	$11,945	$12,392
11/30/2017	$12,340	$12,071	$12,492
12/31/2017	$12,555	$12,265	$12,771
1/31/2018	$13,422	$12,880	$13,483
2/28/2018	$12,687	$12,298	$12,847
3/31/2018	$12,499	$12,077	$12,620
4/30/2018	$12,687	$12,352	$12,822
5/31/2018	$12,273	$12,075	$12,526
6/30/2018	$11,811	$11,927	$12,290
7/31/2018	$12,178	$12,221	$12,584
8/31/2018	$11,820	$11,985	$12,321
9/30/2018	$12,045	$12,089	$12,377
10/31/2018	$11,173	$11,127	$11,370
11/30/2018	$11,126	$11,113	$11,478
12/31/2018	$10,435	$10,573	$10,958
1/31/2019	$11,259	$11,268	$11,786
2/28/2019	$11,455	$11,555	$12,017
3/31/2019	$11,357	$11,628	$12,088
4/30/2019	$11,661	$11,955	$12,408
5/31/2019	$10,680	$11,381	$11,742
6/30/2019	$11,537	$12,056	$12,449
7/31/2019	$11,208	$11,903	$12,298
8/31/2019	$10,731	$11,595	$11,918
9/30/2019	$10,965	$11,927	$12,225
10/31/2019	$11,316	$12,355	$12,652
11/30/2019	$11,566	$12,495	$12,763
12/31/2019	$12,042	$12,901	$13,316
1/31/2020	$11,317	$12,631	$12,958
2/29/2020	$10,543	$11,490	$11,934
3/31/2020	$8,460	$9,956	$10,206
4/30/2020	$9,265	$10,599	$10,979
5/31/2020	$9,587	$11,061	$11,339
6/30/2020	$9,870	$11,437	$11,851
7/31/2020	$10,477	$11,704	$12,379
8/31/2020	$11,094	$12,306	$12,909
9/30/2020	$10,831	$11,986	$12,592
10/31/2020	$10,506	$11,507	$12,321
11/30/2020	$11,906	$13,291	$13,979
12/31/2020	$12,628	$13,909	$14,734
1/31/2021	$12,394	$13,761	$14,766
2/28/2021	$12,842	$14,070	$15,058
3/31/2021	$13,431	$14,393	$15,249
4/30/2021	$13,758	$14,826	$15,698
5/31/2021	$14,156	$15,310	$16,189
6/30/2021	$13,886	$15,137	$16,084
7/31/2021	$13,588	$15,251	$15,819
8/31/2021	$13,804	$15,520	$16,120
9/30/2021	$13,500	$15,070	$15,603
10/31/2021	$13,676	$15,441	$15,976
11/30/2021	$12,682	$14,722	$15,256
12/31/2021	$13,401	$15,476	$15,887
1/31/2022	$13,401	$14,728	$15,302
2/28/2022	$13,151	$14,468	$14,999
3/31/2022	$12,879	$14,561	$15,023
4/30/2022	$12,154	$13,619	$14,079
5/31/2022	$12,406	$13,721	$14,180
6/30/2022	$11,408	$12,448	$12,960
7/31/2022	$11,609	$13,068	$13,404
8/31/2022	$11,122	$12,447	$12,973
9/30/2022	$10,024	$11,283	$11,677
10/31/2022	$10,590	$11,889	$12,026
11/30/2022	$11,924	$13,229	$13,445
12/31/2022	$11,882	$13,239	$13,345
1/31/2023	$13,005	$14,311	$14,427
2/28/2023	$12,545	$14,013	$13,920
3/31/2023	$12,624	$14,360	$14,261
4/30/2023	$12,838	$14,765	$14,509
5/31/2023	$12,270	$14,141	$13,981
6/30/2023	$13,047	$14,784	$14,608
7/31/2023	$13,555	$15,262	$15,202
8/31/2023	$13,295	$14,678	$14,516
9/30/2023	$12,836	$14,176	$14,057
10/31/2023	$12,270	$13,602	$13,477
11/30/2023	$13,206	$14,864	$14,690
12/31/2023	$13,782	$15,654	$15,428
1/31/2024	$13,804	$15,744	$15,275
2/29/2024	$14,144	$16,032	$15,662
3/31/2024	$14,511	$16,559	$16,151
4/30/2024	$14,127	$16,135	$15,861
5/31/2024	$14,687	$16,760	$16,322
6/30/2024	$14,299	$16,490	$16,306
7/31/2024	$14,689	$16,974	$16,684
8/31/2024	$15,235	$17,525	$17,159
9/30/2024	$15,123	$17,687	$17,621
10/31/2024	$14,295	$16,725	$16,757
11/30/2024	$14,083	$16,631	$16,605
12/31/2024	$13,824	$16,252	$16,282
1/31/2025	$14,545	$17,106	$16,938
2/28/2025	$15,109	$17,438	$17,173
3/31/2025	$15,324	$17,368	$17,134
4/30/2025	$15,856	$18,163	$17,753
5/31/2025	$16,512	$18,994	$18,566
6/30/2025	$16,878	$19,413	$19,196
7/31/2025	$16,329	$19,140	$19,141
8/31/2025	$16,798	$19,956	$19,805
9/30/2025	$17,218	$20,338	$20,519
10/31/2025	$17,413	$20,578	$20,934

International Equity Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	21.81	10.63	5.70
MSCI EAFE Index (Net)	23.03	12.33	7.48
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$171,788,012
# of portfolio holdings	55
Portfolio turnover rate	22%
Total advisory fees paid	$1,386,479

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

LVMH Moet Hennessy Louis Vuitton SE	3.7
Hitachi Ltd.	3.4
Barclays PLC	3.3
ING Groep NV	3.1
ASML Holding NV	2.8
SAP SE	2.7
Airbus SE	2.6
Schneider Electric SE	2.6
AXA SA	2.5
Novartis AG	2.5

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	19.5
United Kingdom	17.6
Japan	17.4
Germany	16.8
Netherlands	8.8
Switzerland	4.8
Canada	3.2
Italy	3.1
South Korea	2.5
Denmark	1.6
Other	4.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	21.4
Financials	21.0
Information technology	14.8
Consumer discretionary	11.0
Consumer staples	9.2
Health care	8.4
Energy	4.3
Materials	4.2
Communication services	3.2
Utilities	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4684 10-25

Annual Shareholder Report

October 31, 2025

International Equity Fund

Institutional Class

WFENX

This annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$94	0.85%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

During the one-year period, developed international equities delivered strong gains, supported by a weaker U.S. dollar, European Central Bank rate cuts, and improving corporate earnings in Europe and Japan. After struggling at the end of 2024, partly on U.S. dollar strength, international stocks regained investor attention in 2025, particularly given exceptional returns from banks. Further, European small caps and defense stocks outperformed as fiscal spending accelerated. Diverging global monetary policies and U.S. tariff policy uncertainty created headwinds and opportunities across regions.

We remain overweight France and Germany relative to the benchmark to capture eurozone stimulus and defense spending tailwinds, and we have reduced that exposure over the period as these factors were reflected in valuations. We have increased exposures to Japan and Italy.

Leading performers included Rheinmetall AG, Barclays PLC, and Samsung Electronics Co. Ltd. Lagging performers include adidas AG, Diageo PLC, and Novo Nordisk A/S.

Total return based on a $10,000 investment

	Institutional Class	MSCI EAFE Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,913	$9,844	$9,794
12/31/2015	$9,655	$9,712	$9,609
1/31/2016	$9,108	$9,009	$8,955
2/29/2016	$8,605	$8,844	$8,853
3/31/2016	$9,417	$9,420	$9,573
4/30/2016	$9,478	$9,693	$9,825
5/31/2016	$9,531	$9,605	$9,659
6/30/2016	$9,161	$9,282	$9,511
7/31/2016	$9,664	$9,753	$9,982
8/31/2016	$9,822	$9,760	$10,045
9/30/2016	$9,867	$9,879	$10,169
10/31/2016	$9,752	$9,677	$10,022
11/30/2016	$9,743	$9,485	$9,791
12/31/2016	$10,087	$9,809	$10,041
1/31/2017	$10,443	$10,093	$10,397
2/28/2017	$10,589	$10,238	$10,563
3/31/2017	$10,826	$10,520	$10,830
4/30/2017	$10,971	$10,787	$11,062
5/31/2017	$11,345	$11,183	$11,421
6/30/2017	$11,318	$11,163	$11,457
7/31/2017	$11,764	$11,485	$11,879
8/31/2017	$11,737	$11,481	$11,941
9/30/2017	$11,983	$11,767	$12,163
10/31/2017	$12,211	$11,945	$12,392
11/30/2017	$12,329	$12,071	$12,492
12/31/2017	$12,546	$12,265	$12,771
1/31/2018	$13,414	$12,880	$13,483
2/28/2018	$12,678	$12,298	$12,847
3/31/2018	$12,489	$12,077	$12,620
4/30/2018	$12,678	$12,352	$12,822
5/31/2018	$12,263	$12,075	$12,526
6/30/2018	$11,800	$11,927	$12,290
7/31/2018	$12,168	$12,221	$12,584
8/31/2018	$11,809	$11,985	$12,321
9/30/2018	$12,029	$12,089	$12,377
10/31/2018	$11,165	$11,127	$11,370
11/30/2018	$11,108	$11,113	$11,478
12/31/2018	$10,422	$10,573	$10,958
1/31/2019	$11,247	$11,268	$11,786
2/28/2019	$11,443	$11,555	$12,017
3/31/2019	$11,335	$11,628	$12,088
4/30/2019	$11,649	$11,955	$12,408
5/31/2019	$10,668	$11,381	$11,742
6/30/2019	$11,520	$12,056	$12,449
7/31/2019	$11,192	$11,903	$12,298
8/31/2019	$10,714	$11,595	$11,918
9/30/2019	$10,948	$11,927	$12,225
10/31/2019	$11,298	$12,355	$12,652
11/30/2019	$11,548	$12,495	$12,763
12/31/2019	$12,023	$12,901	$13,316
1/31/2020	$11,299	$12,631	$12,958
2/29/2020	$10,524	$11,490	$11,934
3/31/2020	$8,442	$9,956	$10,206
4/30/2020	$9,247	$10,599	$10,979
5/31/2020	$9,568	$11,061	$11,339
6/30/2020	$9,853	$11,437	$11,851
7/31/2020	$10,449	$11,704	$12,379
8/31/2020	$11,066	$12,306	$12,909
9/30/2020	$10,800	$11,986	$12,592
10/31/2020	$10,476	$11,507	$12,321
11/30/2020	$11,874	$13,291	$13,979
12/31/2020	$12,595	$13,909	$14,734
1/31/2021	$12,371	$13,761	$14,766
2/28/2021	$12,818	$14,070	$15,058
3/31/2021	$13,392	$14,393	$15,249
4/30/2021	$13,718	$14,826	$15,698
5/31/2021	$14,136	$15,310	$16,189
6/30/2021	$13,865	$15,137	$16,084
7/31/2021	$13,567	$15,251	$15,819
8/31/2021	$13,783	$15,520	$16,120
9/30/2021	$13,475	$15,070	$15,603
10/31/2021	$13,650	$15,441	$15,976
11/30/2021	$12,659	$14,722	$15,256
12/31/2021	$13,370	$15,476	$15,887
1/31/2022	$13,370	$14,728	$15,302
2/28/2022	$13,131	$14,468	$14,999
3/31/2022	$12,857	$14,561	$15,023
4/30/2022	$12,134	$13,619	$14,079
5/31/2022	$12,385	$13,721	$14,180
6/30/2022	$11,388	$12,448	$12,960
7/31/2022	$11,578	$13,068	$13,404
8/31/2022	$11,092	$12,447	$12,973
9/30/2022	$10,006	$11,283	$11,677
10/31/2022	$10,571	$11,889	$12,026
11/30/2022	$11,901	$13,229	$13,445
12/31/2022	$11,857	$13,239	$13,345
1/31/2023	$12,966	$14,311	$14,427
2/28/2023	$12,518	$14,013	$13,920
3/31/2023	$12,594	$14,360	$14,261
4/30/2023	$12,807	$14,765	$14,509
5/31/2023	$12,241	$14,141	$13,981
6/30/2023	$13,023	$14,784	$14,608
7/31/2023	$13,519	$15,262	$15,202
8/31/2023	$13,260	$14,678	$14,516
9/30/2023	$12,810	$14,176	$14,057
10/31/2023	$12,236	$13,602	$13,477
11/30/2023	$13,179	$14,864	$14,690
12/31/2023	$13,738	$15,654	$15,428
1/31/2024	$13,759	$15,744	$15,275
2/29/2024	$14,109	$16,032	$15,662
3/31/2024	$14,472	$16,559	$16,151
4/30/2024	$14,089	$16,135	$15,861
5/31/2024	$14,647	$16,760	$16,322
6/30/2024	$14,258	$16,490	$16,306
7/31/2024	$14,646	$16,974	$16,684
8/31/2024	$15,190	$17,525	$17,159
9/30/2024	$15,086	$17,687	$17,621
10/31/2024	$14,251	$16,725	$16,757
11/30/2024	$14,039	$16,631	$16,605
12/31/2024	$13,777	$16,252	$16,282
1/31/2025	$14,507	$17,106	$16,938
2/28/2025	$15,068	$17,438	$17,173
3/31/2025	$15,278	$17,368	$17,134
4/30/2025	$15,807	$18,163	$17,753
5/31/2025	$16,460	$18,994	$18,566
6/30/2025	$16,820	$19,413	$19,196
7/31/2025	$16,286	$19,140	$19,141
8/31/2025	$16,741	$19,956	$19,805
9/30/2025	$17,165	$20,338	$20,519
10/31/2025	$17,359	$20,578	$20,934

International Equity Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	21.81	10.63	5.67
MSCI EAFE Index (Net)	23.03	12.33	7.48
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$171,788,012
# of portfolio holdings	55
Portfolio turnover rate	22%
Total advisory fees paid	$1,386,479

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

LVMH Moet Hennessy Louis Vuitton SE	3.7
Hitachi Ltd.	3.4
Barclays PLC	3.3
ING Groep NV	3.1
ASML Holding NV	2.8
SAP SE	2.7
Airbus SE	2.6
Schneider Electric SE	2.6
AXA SA	2.5
Novartis AG	2.5

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	19.5
United Kingdom	17.6
Japan	17.4
Germany	16.8
Netherlands	8.8
Switzerland	4.8
Canada	3.2
Italy	3.1
South Korea	2.5
Denmark	1.6
Other	4.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	21.4
Financials	21.0
Information technology	14.8
Consumer discretionary	11.0
Consumer staples	9.2
Health care	8.4
Energy	4.3
Materials	4.2
Communication services	3.2
Utilities	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4117 10-25

Annual Shareholder Report

October 31, 2025

Special Global Small Cap Fund

Class A

EKGAX

This annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$146	1.46%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing and the Republican electoral sweep gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples and materials. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor within the Fund was J&J Snack Foods Corp., on a challenging backdrop for food companies and some transitory issues related to J&J’s supply chain and inflation. The company’s net-cash balance sheet, we believe, is underappreciated.

Total return based on a $10,000 investment

	Class A with Load	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2015	$9,425	$10,000	$10,000
11/30/2015	$9,471	$10,112	$9,917
12/31/2015	$9,237	$9,857	$9,739
1/31/2016	$8,749	$9,091	$9,151
2/29/2016	$8,875	$9,154	$9,088
3/31/2016	$9,650	$9,923	$9,762
4/30/2016	$9,719	$10,157	$9,906
5/31/2016	$10,052	$10,278	$9,918
6/30/2016	$9,749	$10,083	$9,858
7/31/2016	$10,327	$10,639	$10,283
8/31/2016	$10,527	$10,654	$10,318
9/30/2016	$10,649	$10,814	$10,381
10/31/2016	$10,284	$10,415	$10,205
11/30/2016	$10,673	$10,851	$10,282
12/31/2016	$10,956	$11,110	$10,504
1/31/2017	$11,139	$11,366	$10,792
2/28/2017	$11,284	$11,607	$11,094
3/31/2017	$11,469	$11,693	$11,230
4/30/2017	$11,737	$11,928	$11,405
5/31/2017	$11,896	$12,004	$11,657
6/30/2017	$12,082	$12,190	$11,710
7/31/2017	$12,255	$12,467	$12,037
8/31/2017	$12,238	$12,459	$12,083
9/30/2017	$12,916	$12,951	$12,317
10/31/2017	$13,050	$13,139	$12,573
11/30/2017	$13,409	$13,426	$12,816
12/31/2017	$13,591	$13,628	$13,023
1/31/2018	$14,008	$14,110	$13,757
2/28/2018	$13,306	$13,546	$13,180
3/31/2018	$13,543	$13,552	$12,897
4/30/2018	$13,550	$13,677	$13,021
5/31/2018	$13,742	$14,042	$13,037
6/30/2018	$13,816	$13,995	$12,966
7/31/2018	$14,091	$14,165	$13,357
8/31/2018	$14,290	$14,476	$13,462
9/30/2018	$14,066	$14,269	$13,521
10/31/2018	$12,812	$12,855	$12,508
11/30/2018	$13,091	$12,937	$12,690
12/31/2018	$12,042	$11,739	$11,797
1/31/2019	$13,055	$12,949	$12,728
2/28/2019	$13,537	$13,434	$13,069
3/31/2019	$13,558	$13,350	$13,233
4/30/2019	$13,949	$13,766	$13,680
5/31/2019	$13,287	$12,865	$12,868
6/30/2019	$13,857	$13,613	$13,711
7/31/2019	$13,769	$13,691	$13,751
8/31/2019	$13,312	$13,224	$13,425
9/30/2019	$13,699	$13,496	$13,707
10/31/2019	$14,061	$13,869	$14,082
11/30/2019	$14,469	$14,318	$14,426
12/31/2019	$14,992	$14,814	$14,934
1/31/2020	$14,567	$14,403	$14,769
2/29/2020	$13,250	$13,079	$13,576
3/31/2020	$11,251	$10,361	$11,743
4/30/2020	$12,149	$11,753	$13,001
5/31/2020	$12,780	$12,584	$13,567
6/30/2020	$12,964	$12,908	$14,000
7/31/2020	$13,268	$13,413	$14,741
8/31/2020	$13,928	$14,178	$15,643
9/30/2020	$13,690	$13,870	$15,139
10/31/2020	$13,525	$13,868	$14,771
11/30/2020	$15,297	$16,000	$16,591
12/31/2020	$16,456	$17,179	$17,362
1/31/2021	$17,050	$17,534	$17,283
2/28/2021	$17,956	$18,409	$17,683
3/31/2021	$18,602	$18,798	$18,155
4/30/2021	$19,079	$19,528	$18,949
5/31/2021	$19,541	$19,693	$19,244
6/30/2021	$19,556	$19,734	$19,498
7/31/2021	$19,277	$19,600	$19,632
8/31/2021	$19,845	$20,076	$20,123
9/30/2021	$19,258	$19,452	$19,292
10/31/2021	$19,853	$20,154	$20,277
11/30/2021	$18,983	$19,176	$19,789
12/31/2021	$19,978	$19,885	$20,580
1/31/2022	$18,065	$18,383	$19,569
2/28/2022	$17,829	$18,422	$19,064
3/31/2022	$16,982	$18,593	$19,477
4/30/2022	$16,006	$17,142	$17,918
5/31/2022	$16,058	$17,106	$17,939
6/30/2022	$14,531	$15,398	$16,427
7/31/2022	$15,542	$16,801	$17,574
8/31/2022	$14,656	$16,254	$16,927
9/30/2022	$13,117	$14,586	$15,306
10/31/2022	$14,398	$15,759	$16,230
11/30/2022	$15,559	$16,730	$17,489
12/31/2022	$15,031	$16,156	$16,801
1/31/2023	$16,363	$17,653	$18,005
2/28/2023	$15,897	$17,293	$17,489
3/31/2023	$15,708	$16,849	$18,028
4/30/2023	$15,677	$16,831	$18,287
5/31/2023	$15,336	$16,363	$18,091
6/30/2023	$16,363	$17,390	$19,142
7/31/2023	$16,838	$18,244	$19,843
8/31/2023	$16,439	$17,548	$19,288
9/30/2023	$15,457	$16,628	$18,491
10/31/2023	$14,543	$15,607	$17,935
11/30/2023	$15,740	$17,060	$19,590
12/31/2023	$17,165	$18,702	$20,531
1/31/2024	$16,820	$18,184	$20,651
2/29/2024	$16,990	$18,791	$21,537
3/31/2024	$17,403	$19,522	$22,214
4/30/2024	$16,408	$18,514	$21,481
5/31/2024	$17,206	$19,357	$22,353
6/30/2024	$16,708	$18,981	$22,851
7/31/2024	$17,640	$20,281	$23,220
8/31/2024	$17,542	$20,381	$23,809
9/30/2024	$17,708	$20,762	$24,362
10/31/2024	$16,775	$20,204	$23,816
11/30/2024	$17,681	$21,510	$24,706
12/31/2024	$16,581	$20,226	$24,121
1/31/2025	$16,890	$20,927	$24,931
2/28/2025	$16,617	$20,234	$24,781
3/31/2025	$16,062	$19,472	$23,802
4/30/2025	$15,726	$19,608	$24,024
5/31/2025	$16,322	$20,746	$25,405
6/30/2025	$16,881	$21,728	$26,546
7/31/2025	$16,563	$21,988	$26,906
8/31/2025	$17,295	$23,122	$27,570
9/30/2025	$16,895	$23,580	$28,569
10/31/2025	$16,826	$23,620	$29,208

Special Global Small Cap Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	0.31	4.47	5.97
Class A with Load	(5.46)	3.24	5.34
MSCI World Small Cap Index (Net)	16.91	11.24	8.98
MSCI ACWI Index (Net)	22.64	14.61	11.31

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$115,160,792
# of portfolio holdings	98
Portfolio turnover rate	36%
Total advisory fees paid	$1,021,222

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Gibraltar Industries, Inc.	2.6
Alten SA	2.6
Novanta, Inc.	2.5
Innospec, Inc.	2.4
Hanover Insurance Group, Inc.	2.3
Interpump Group SpA	2.2
Brady Corp. Class A	2.1
Horiba Ltd.	2.0
MEITEC Group Holdings, Inc.	1.9
DTS Corp.	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	60.3
Japan	12.1
United Kingdom	6.6
Italy	4.0
Germany	3.6
France	2.7
Canada	2.5
Australia	2.1
Spain	1.9
Sweden	1.5
Other	2.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.8
Information technology	18.2
Financials	13.9
Materials	9.5
Health care	9.2
Consumer discretionary	6.2
Consumer staples	6.0
Real estate	4.8
Energy	1.4
Communication services	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4305 10-25

Annual Shareholder Report

October 31, 2025

Special Global Small Cap Fund

Class C

EKGCX

This annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$220	2.21%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing and the Republican electoral sweep gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples and materials. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor within the Fund was J&J Snack Foods Corp., on a challenging backdrop for food companies and some transitory issues related to J&J’s supply chain and inflation. The company’s net-cash balance sheet, we believe, is underappreciated.

Total return based on a $10,000 investment

	Class C with Load	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,042	$10,112	$9,917
12/31/2015	$9,791	$9,857	$9,739
1/31/2016	$9,268	$9,091	$9,151
2/29/2016	$9,395	$9,154	$9,088
3/31/2016	$10,206	$9,923	$9,762
4/30/2016	$10,274	$10,157	$9,906
5/31/2016	$10,621	$10,278	$9,918
6/30/2016	$10,292	$10,083	$9,858
7/31/2016	$10,898	$10,639	$10,283
8/31/2016	$11,100	$10,654	$10,318
9/30/2016	$11,223	$10,814	$10,381
10/31/2016	$10,831	$10,415	$10,205
11/30/2016	$11,234	$10,851	$10,282
12/31/2016	$11,525	$11,110	$10,504
1/31/2017	$11,712	$11,366	$10,792
2/28/2017	$11,854	$11,607	$11,094
3/31/2017	$12,040	$11,693	$11,230
4/30/2017	$12,316	$11,928	$11,405
5/31/2017	$12,474	$12,004	$11,657
6/30/2017	$12,660	$12,190	$11,710
7/31/2017	$12,835	$12,467	$12,037
8/31/2017	$12,810	$12,459	$12,083
9/30/2017	$13,508	$12,951	$12,317
10/31/2017	$13,642	$13,139	$12,573
11/30/2017	$14,006	$13,426	$12,816
12/31/2017	$14,189	$13,628	$13,023
1/31/2018	$14,616	$14,110	$13,757
2/28/2018	$13,871	$13,546	$13,180
3/31/2018	$14,113	$13,552	$12,897
4/30/2018	$14,109	$13,677	$13,021
5/31/2018	$14,303	$14,042	$13,037
6/30/2018	$14,370	$13,995	$12,966
7/31/2018	$14,649	$14,165	$13,357
8/31/2018	$14,844	$14,476	$13,462
9/30/2018	$14,602	$14,269	$13,521
10/31/2018	$13,293	$12,855	$12,508
11/30/2018	$13,573	$12,937	$12,690
12/31/2018	$12,479	$11,739	$11,797
1/31/2019	$13,521	$12,949	$12,728
2/28/2019	$14,009	$13,434	$13,069
3/31/2019	$14,020	$13,350	$13,233
4/30/2019	$14,416	$13,766	$13,680
5/31/2019	$13,722	$12,865	$12,868
6/30/2019	$14,302	$13,613	$13,711
7/31/2019	$14,205	$13,691	$13,751
8/31/2019	$13,722	$13,224	$13,425
9/30/2019	$14,113	$13,496	$13,707
10/31/2019	$14,476	$13,869	$14,082
11/30/2019	$14,888	$14,318	$14,426
12/31/2019	$15,413	$14,814	$14,934
1/31/2020	$14,965	$14,403	$14,769
2/29/2020	$13,611	$13,079	$13,576
3/31/2020	$11,548	$10,361	$11,743
4/30/2020	$12,461	$11,753	$13,001
5/31/2020	$13,101	$12,584	$13,567
6/30/2020	$13,282	$12,908	$14,000
7/31/2020	$13,583	$13,413	$14,741
8/31/2020	$14,291	$14,178	$15,643
9/30/2020	$14,036	$13,870	$15,139
10/31/2020	$13,860	$13,868	$14,771
11/30/2020	$15,662	$16,000	$16,591
12/31/2020	$16,835	$17,179	$17,362
1/31/2021	$17,436	$17,534	$17,283
2/28/2021	$18,354	$18,409	$17,683
3/31/2021	$19,000	$18,798	$18,155
4/30/2021	$19,470	$19,528	$18,949
5/31/2021	$19,935	$19,693	$19,244
6/30/2021	$19,935	$19,734	$19,498
7/31/2021	$19,640	$19,600	$19,632
8/31/2021	$20,207	$20,076	$20,123
9/30/2021	$19,595	$19,452	$19,292
10/31/2021	$20,190	$20,154	$20,277
11/30/2021	$19,289	$19,176	$19,789
12/31/2021	$20,292	$19,885	$20,580
1/31/2022	$18,337	$18,383	$19,569
2/28/2022	$18,082	$18,422	$19,064
3/31/2022	$17,214	$18,593	$19,477
4/30/2022	$16,215	$17,142	$17,918
5/31/2022	$16,258	$17,106	$17,939
6/30/2022	$14,705	$15,398	$16,427
7/31/2022	$15,711	$16,801	$17,574
8/31/2022	$14,807	$16,254	$16,927
9/30/2022	$13,246	$14,586	$15,306
10/31/2022	$14,530	$15,759	$16,230
11/30/2022	$15,689	$16,730	$17,489
12/31/2022	$15,152	$16,156	$16,801
1/31/2023	$16,483	$17,653	$18,005
2/28/2023	$16,006	$17,293	$17,489
3/31/2023	$15,802	$16,849	$18,028
4/30/2023	$15,763	$16,831	$18,287
5/31/2023	$15,410	$16,363	$18,091
6/30/2023	$16,429	$17,390	$19,142
7/31/2023	$16,899	$18,244	$19,843
8/31/2023	$16,491	$17,548	$19,288
9/30/2023	$15,488	$16,628	$18,491
10/31/2023	$14,564	$15,607	$17,935
11/30/2023	$15,763	$17,060	$19,590
12/31/2023	$17,190	$18,702	$20,531
1/31/2024	$16,845	$18,184	$20,651
2/29/2024	$17,015	$18,791	$21,537
3/31/2024	$17,428	$19,522	$22,214
4/30/2024	$16,432	$18,514	$21,481
5/31/2024	$17,231	$19,357	$22,353
6/30/2024	$16,732	$18,981	$22,851
7/31/2024	$17,666	$20,281	$23,220
8/31/2024	$17,567	$20,381	$23,809
9/30/2024	$17,734	$20,762	$24,362
10/31/2024	$16,800	$20,204	$23,816
11/30/2024	$17,707	$21,510	$24,706
12/31/2024	$16,605	$20,226	$24,121
1/31/2025	$16,915	$20,927	$24,931
2/28/2025	$16,642	$20,234	$24,781
3/31/2025	$16,086	$19,472	$23,802
4/30/2025	$15,749	$19,608	$24,024
5/31/2025	$16,346	$20,746	$25,405
6/30/2025	$16,906	$21,728	$26,546
7/31/2025	$16,587	$21,988	$26,906
8/31/2025	$17,320	$23,122	$27,570
9/30/2025	$16,919	$23,580	$28,569
10/31/2025	$16,851	$23,620	$29,208

Special Global Small Cap Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(0.48)	3.67	5.36
Class C with Load	(1.48)	3.67	5.36
MSCI World Small Cap Index (Net)	16.91	11.24	8.98
MSCI ACWI Index (Net)	22.64	14.61	11.31

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$115,160,792
# of portfolio holdings	98
Portfolio turnover rate	36%
Total advisory fees paid	$1,021,222

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Gibraltar Industries, Inc.	2.6
Alten SA	2.6
Novanta, Inc.	2.5
Innospec, Inc.	2.4
Hanover Insurance Group, Inc.	2.3
Interpump Group SpA	2.2
Brady Corp. Class A	2.1
Horiba Ltd.	2.0
MEITEC Group Holdings, Inc.	1.9
DTS Corp.	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	60.3
Japan	12.1
United Kingdom	6.6
Italy	4.0
Germany	3.6
France	2.7
Canada	2.5
Australia	2.1
Spain	1.9
Sweden	1.5
Other	2.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.8
Information technology	18.2
Financials	13.9
Materials	9.5
Health care	9.2
Consumer discretionary	6.2
Consumer staples	6.0
Real estate	4.8
Energy	1.4
Communication services	1.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0429 10-25

Annual Shareholder Report

October 31, 2025

Special Global Small Cap Fund

Institutional Class

EKGIX

This annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$114	1.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing and the Republican electoral sweep gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples and materials. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor within the Fund was J&J Snack Foods Corp., on a challenging backdrop for food companies and some transitory issues related to J&J’s supply chain and inflation. The company’s net-cash balance sheet, we believe, is underappreciated.

Total return based on a $10,000 investment

	Institutional Class	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,052	$10,112	$9,917
12/31/2015	$9,808	$9,857	$9,739
1/31/2016	$9,294	$9,091	$9,151
2/29/2016	$9,430	$9,154	$9,088
3/31/2016	$10,256	$9,923	$9,762
4/30/2016	$10,333	$10,157	$9,906
5/31/2016	$10,691	$10,278	$9,918
6/30/2016	$10,371	$10,083	$9,858
7/31/2016	$10,992	$10,639	$10,283
8/31/2016	$11,205	$10,654	$10,318
9/30/2016	$11,342	$10,814	$10,381
10/31/2016	$10,956	$10,415	$10,205
11/30/2016	$11,375	$10,851	$10,282
12/31/2016	$11,679	$11,110	$10,504
1/31/2017	$11,878	$11,366	$10,792
2/28/2017	$12,036	$11,607	$11,094
3/31/2017	$12,238	$11,693	$11,230
4/30/2017	$12,528	$11,928	$11,405
5/31/2017	$12,704	$12,004	$11,657
6/30/2017	$12,906	$12,190	$11,710
7/31/2017	$13,096	$12,467	$12,037
8/31/2017	$13,081	$12,459	$12,083
9/30/2017	$13,810	$12,951	$12,317
10/31/2017	$13,956	$13,139	$12,573
11/30/2017	$14,343	$13,426	$12,816
12/31/2017	$14,544	$13,628	$13,023
1/31/2018	$14,995	$14,110	$13,757
2/28/2018	$14,248	$13,546	$13,180
3/31/2018	$14,508	$13,552	$12,897
4/30/2018	$14,518	$13,677	$13,021
5/31/2018	$14,732	$14,042	$13,037
6/30/2018	$14,814	$13,995	$12,966
7/31/2018	$15,113	$14,165	$13,357
8/31/2018	$15,334	$14,476	$13,462
9/30/2018	$15,097	$14,269	$13,521
10/31/2018	$13,754	$12,855	$12,508
11/30/2018	$14,060	$12,937	$12,690
12/31/2018	$12,937	$11,739	$11,797
1/31/2019	$14,029	$12,949	$12,728
2/28/2019	$14,553	$13,434	$13,069
3/31/2019	$14,582	$13,350	$13,233
4/30/2019	$15,001	$13,766	$13,680
5/31/2019	$14,296	$12,865	$12,868
6/30/2019	$14,914	$13,613	$13,711
7/31/2019	$14,824	$13,691	$13,751
8/31/2019	$14,336	$13,224	$13,425
9/30/2019	$14,759	$13,496	$13,707
10/31/2019	$15,153	$13,869	$14,082
11/30/2019	$15,597	$14,318	$14,426
12/31/2019	$16,164	$14,814	$14,934
1/31/2020	$15,715	$14,403	$14,769
2/29/2020	$14,298	$13,079	$13,576
3/31/2020	$12,141	$10,361	$11,743
4/30/2020	$13,116	$11,753	$13,001
5/31/2020	$13,803	$12,584	$13,567
6/30/2020	$14,007	$12,908	$14,000
7/31/2020	$14,340	$13,413	$14,741
8/31/2020	$15,058	$14,178	$15,643
9/30/2020	$14,804	$13,870	$15,139
10/31/2020	$14,634	$13,868	$14,771
11/30/2020	$16,553	$16,000	$16,591
12/31/2020	$17,815	$17,179	$17,362
1/31/2021	$18,461	$17,534	$17,283
2/28/2021	$19,447	$18,409	$17,683
3/31/2021	$20,154	$18,798	$18,155
4/30/2021	$20,675	$19,528	$18,949
5/31/2021	$21,181	$19,693	$19,244
6/30/2021	$21,204	$19,734	$19,498
7/31/2021	$20,909	$19,600	$19,632
8/31/2021	$21,532	$20,076	$20,123
9/30/2021	$20,898	$19,452	$19,292
10/31/2021	$21,551	$20,154	$20,277
11/30/2021	$20,611	$19,176	$19,789
12/31/2021	$21,696	$19,885	$20,580
1/31/2022	$19,629	$18,383	$19,569
2/28/2022	$19,370	$18,422	$19,064
3/31/2022	$18,462	$18,593	$19,477
4/30/2022	$17,409	$17,142	$17,918
5/31/2022	$17,466	$17,106	$17,939
6/30/2022	$15,816	$15,398	$16,427
7/31/2022	$16,917	$16,801	$17,574
8/31/2022	$15,956	$16,254	$16,927
9/30/2022	$14,289	$14,586	$15,306
10/31/2022	$15,689	$15,759	$16,230
11/30/2022	$16,957	$16,730	$17,489
12/31/2022	$16,388	$16,156	$16,801
1/31/2023	$17,848	$17,653	$18,005
2/28/2023	$17,346	$17,293	$17,489
3/31/2023	$17,141	$16,849	$18,028
4/30/2023	$17,113	$16,831	$18,287
5/31/2023	$16,748	$16,363	$18,091
6/30/2023	$17,871	$17,390	$19,142
7/31/2023	$18,396	$18,244	$19,843
8/31/2023	$17,967	$17,548	$19,288
9/30/2023	$16,894	$16,628	$18,491
10/31/2023	$15,899	$15,607	$17,935
11/30/2023	$17,214	$17,060	$19,590
12/31/2023	$18,779	$18,702	$20,531
1/31/2024	$18,405	$18,184	$20,651
2/29/2024	$18,601	$18,791	$21,537
3/31/2024	$19,057	$19,522	$22,214
4/30/2024	$17,971	$18,514	$21,481
5/31/2024	$18,852	$19,357	$22,353
6/30/2024	$18,304	$18,981	$22,851
7/31/2024	$19,336	$20,281	$23,220
8/31/2024	$19,235	$20,381	$23,809
9/30/2024	$19,418	$20,762	$24,362
10/31/2024	$18,400	$20,204	$23,816
11/30/2024	$19,400	$21,510	$24,706
12/31/2024	$18,198	$20,226	$24,121
1/31/2025	$18,541	$20,927	$24,931
2/28/2025	$18,244	$20,234	$24,781
3/31/2025	$17,646	$19,472	$23,802
4/30/2025	$17,279	$19,608	$24,024
5/31/2025	$17,933	$20,746	$25,405
6/30/2025	$18,555	$21,728	$26,546
7/31/2025	$18,212	$21,988	$26,906
8/31/2025	$19,023	$23,122	$27,570
9/30/2025	$18,587	$23,580	$28,569
10/31/2025	$18,518	$23,620	$29,208

Special Global Small Cap Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	0.64	4.82	6.36
MSCI World Small Cap Index (Net)	16.91	11.24	8.98
MSCI ACWI Index (Net)	22.64	14.61	11.31

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$115,160,792
# of portfolio holdings	98
Portfolio turnover rate	36%
Total advisory fees paid	$1,021,222

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Gibraltar Industries, Inc.	2.6
Alten SA	2.6
Novanta, Inc.	2.5
Innospec, Inc.	2.4
Hanover Insurance Group, Inc.	2.3
Interpump Group SpA	2.2
Brady Corp. Class A	2.1
Horiba Ltd.	2.0
MEITEC Group Holdings, Inc.	1.9
DTS Corp.	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	60.3
Japan	12.1
United Kingdom	6.6
Italy	4.0
Germany	3.6
France	2.7
Canada	2.5
Australia	2.1
Spain	1.9
Sweden	1.5
Other	2.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.8
Information technology	18.2
Financials	13.9
Materials	9.5
Health care	9.2
Consumer discretionary	6.2
Consumer staples	6.0
Real estate	4.8
Energy	1.4
Communication services	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4148 10-25

Annual Shareholder Report

October 31, 2025

Special International Small Cap Fund

Class A

ASPAX

This annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$142	1.33%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites around diverging central bank policies and trade agreements. However, markets rallied off the April 9 announcement that the U.S. government would delay its implementation of tariffs.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor was food ingredients supplier Tate & Lyle plc, on a challenging backdrop for food companies and the potential headwind of tariffs. We believe the company’s recent acquisition is underappreciated as meaningful synergies are expected.

Total return based on a $10,000 investment

	Class A with Load	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$9,425	$10,000	$10,000
6/30/2019	$9,799	$10,454	$10,602
7/31/2019	$9,636	$10,408	$10,474
8/31/2019	$9,389	$10,167	$10,150
9/30/2019	$9,490	$10,426	$10,412
10/31/2019	$9,948	$10,854	$10,775
11/30/2019	$10,200	$11,101	$10,870
12/31/2019	$10,583	$11,615	$11,341
1/31/2020	$10,234	$11,279	$11,036
2/29/2020	$9,328	$10,178	$10,164
3/31/2020	$8,029	$8,318	$8,692
4/30/2020	$8,709	$9,291	$9,351
5/31/2020	$9,330	$9,943	$9,657
6/30/2020	$9,520	$10,119	$10,093
7/31/2020	$9,805	$10,508	$10,543
8/31/2020	$10,397	$11,274	$10,994
9/30/2020	$10,413	$11,143	$10,724
10/31/2020	$9,950	$10,784	$10,494
11/30/2020	$11,040	$12,268	$11,905
12/31/2020	$11,632	$13,099	$12,549
1/31/2021	$11,841	$13,066	$12,576
2/28/2021	$12,214	$13,445	$12,825
3/31/2021	$12,663	$13,738	$12,987
4/30/2021	$13,228	$14,307	$13,369
5/31/2021	$13,562	$14,629	$13,787
6/30/2021	$13,731	$14,398	$13,698
7/31/2021	$13,891	$14,616	$13,472
8/31/2021	$14,263	$15,009	$13,728
9/30/2021	$13,354	$14,502	$13,289
10/31/2021	$13,389	$14,794	$13,606
11/30/2021	$12,568	$13,966	$12,993
12/31/2021	$13,097	$14,558	$13,530
1/31/2022	$12,266	$13,563	$13,032
2/28/2022	$11,697	$13,442	$12,774
3/31/2022	$11,081	$13,506	$12,794
4/30/2022	$10,494	$12,568	$11,991
5/31/2022	$10,734	$12,483	$12,077
6/30/2022	$9,527	$11,083	$11,038
7/31/2022	$10,267	$11,840	$11,416
8/31/2022	$9,566	$11,327	$11,049
9/30/2022	$8,700	$10,035	$9,945
10/31/2022	$9,274	$10,485	$10,242
11/30/2022	$10,296	$11,493	$11,451
12/31/2022	$10,268	$11,561	$11,365
1/31/2023	$10,986	$12,446	$12,287
2/28/2023	$10,907	$12,141	$11,856
3/31/2023	$11,104	$12,138	$12,145
4/30/2023	$11,261	$12,352	$12,356
5/31/2023	$10,769	$11,839	$11,907
6/30/2023	$10,966	$12,197	$12,441
7/31/2023	$11,242	$12,748	$12,947
8/31/2023	$10,966	$12,321	$12,362
9/30/2023	$10,337	$11,773	$11,972
10/31/2023	$9,786	$11,078	$11,478
11/30/2023	$10,730	$12,152	$12,511
12/31/2023	$11,447	$13,021	$13,140
1/31/2024	$11,237	$12,798	$13,009
2/29/2024	$11,197	$12,835	$13,339
3/31/2024	$11,457	$13,357	$13,756
4/30/2024	$11,117	$12,971	$13,509
5/31/2024	$11,676	$13,539	$13,901
6/30/2024	$11,377	$13,149	$13,888
7/31/2024	$11,946	$13,880	$14,209
8/31/2024	$12,255	$14,139	$14,614
9/30/2024	$12,405	$14,522	$15,007
10/31/2024	$11,616	$13,692	$14,271
11/30/2024	$11,746	$13,740	$14,142
12/31/2024	$11,352	$13,381	$13,867
1/31/2025	$11,658	$13,806	$14,426
2/28/2025	$11,883	$13,751	$14,626
3/31/2025	$11,944	$13,835	$14,593
4/30/2025	$12,240	$14,598	$15,120
5/31/2025	$12,841	$15,459	$15,812
6/30/2025	$13,423	$16,163	$16,349
7/31/2025	$13,015	$16,157	$16,302
8/31/2025	$13,402	$16,959	$16,868
9/30/2025	$13,341	$17,333	$17,475
10/31/2025	$13,117	$17,218	$17,828

Special International Small Cap Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	Since Inception (5/31/19)
Class AFootnote Reference*	12.92	5.68	5.28
Class A with LoadFootnote Reference*	6.42	4.44	4.32
MSCI World ex USA Small Cap Index (Net)	25.75	9.81	8.83
MSCI ACWI ex USA Index (Net)	24.93	11.18	9.43

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class A shares prior to their inception on June 1, 2022 reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class A shares.

KEY FUND STATISTICS

Total net assets	$176,958,595
# of portfolio holdings	80
Portfolio turnover rate	43%
Total advisory fees paid	$1,421,311

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Alten SA	3.1
Buzzi SpA	2.9
MEITEC Group Holdings, Inc.	2.6
PrairieSky Royalty Ltd.	2.6
Viscofan SA	2.5
DTS Corp.	2.3
Interpump Group SpA	2.0
Lancashire Holdings Ltd.	2.0
Orix JREIT, Inc.	1.9
Stanley Electric Co. Ltd.	1.8

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	34.1
United Kingdom	11.5
Italy	8.9
Germany	5.9
Sweden	5.3
Canada	4.9
Australia	4.5
Switzerland	4.1
Norway	3.6
Spain	3.5
Other	13.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.9
Financials	13.2
Information technology	12.0
Materials	11.3
Consumer staples	11.2
Consumer discretionary	7.4
Real estate	5.1
Energy	3.2
Health care	3.0
Communication services	2.1
Investment companies	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4338 10-25

Annual Shareholder Report

October 31, 2025

Special International Small Cap Fund

Class C

ACPCX

This annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$209	1.97%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites around diverging central bank policies and trade agreements. However, markets rallied off the April 9 announcement that the U.S. government would delay its implementation of tariffs.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor was food ingredients supplier Tate & Lyle plc, on a challenging backdrop for food companies and the potential headwind of tariffs. We believe the company’s recent acquisition is underappreciated as meaningful synergies are expected.

Total return based on a $10,000 investment

	Class C with Load	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,391	$10,454	$10,602
7/31/2019	$10,211	$10,408	$10,474
8/31/2019	$9,943	$10,167	$10,150
9/30/2019	$10,043	$10,426	$10,412
10/31/2019	$10,522	$10,854	$10,775
11/30/2019	$10,781	$11,101	$10,870
12/31/2019	$11,180	$11,615	$11,341
1/31/2020	$10,804	$11,279	$11,036
2/29/2020	$9,841	$10,178	$10,164
3/31/2020	$8,465	$8,318	$8,692
4/30/2020	$9,176	$9,291	$9,351
5/31/2020	$9,826	$9,943	$9,657
6/30/2020	$10,019	$10,119	$10,093
7/31/2020	$10,312	$10,508	$10,543
8/31/2020	$10,928	$11,274	$10,994
9/30/2020	$10,939	$11,143	$10,724
10/31/2020	$10,445	$10,784	$10,494
11/30/2020	$11,582	$12,268	$11,905
12/31/2020	$12,195	$13,099	$12,549
1/31/2021	$12,407	$13,066	$12,576
2/28/2021	$12,790	$13,445	$12,825
3/31/2021	$13,252	$13,738	$12,987
4/30/2021	$13,835	$14,307	$13,369
5/31/2021	$14,175	$14,629	$13,787
6/30/2021	$14,343	$14,398	$13,698
7/31/2021	$14,501	$14,616	$13,472
8/31/2021	$14,879	$15,009	$13,728
9/30/2021	$13,923	$14,502	$13,289
10/31/2021	$13,950	$14,794	$13,606
11/30/2021	$13,086	$13,966	$12,993
12/31/2021	$13,629	$14,558	$13,530
1/31/2022	$12,755	$13,563	$13,032
2/28/2022	$12,157	$13,442	$12,774
3/31/2022	$11,509	$13,506	$12,794
4/30/2022	$10,892	$12,568	$11,991
5/31/2022	$11,135	$12,483	$12,077
6/30/2022	$9,883	$11,083	$11,038
7/31/2022	$10,630	$11,840	$11,416
8/31/2022	$9,903	$11,327	$11,049
9/30/2022	$9,005	$10,035	$9,945
10/31/2022	$9,590	$10,485	$10,242
11/30/2022	$10,650	$11,493	$11,451
12/31/2022	$10,621	$11,561	$11,365
1/31/2023	$11,354	$12,446	$12,287
2/28/2023	$11,283	$12,141	$11,856
3/31/2023	$11,476	$12,138	$12,145
4/30/2023	$11,639	$12,352	$12,356
5/31/2023	$11,120	$11,839	$11,907
6/30/2023	$11,333	$12,197	$12,441
7/31/2023	$11,608	$12,748	$12,947
8/31/2023	$11,323	$12,321	$12,362
9/30/2023	$10,662	$11,773	$11,972
10/31/2023	$10,092	$11,078	$11,478
11/30/2023	$11,069	$12,152	$12,511
12/31/2023	$11,807	$13,021	$13,140
1/31/2024	$11,581	$12,798	$13,009
2/29/2024	$11,540	$12,835	$13,339
3/31/2024	$11,807	$13,357	$13,756
4/30/2024	$11,447	$12,971	$13,509
5/31/2024	$12,034	$13,539	$13,901
6/30/2024	$11,725	$13,149	$13,888
7/31/2024	$12,311	$13,880	$14,209
8/31/2024	$12,630	$14,139	$14,614
9/30/2024	$12,774	$14,522	$15,007
10/31/2024	$11,962	$13,692	$14,271
11/30/2024	$12,095	$13,740	$14,142
12/31/2024	$11,684	$13,381	$13,867
1/31/2025	$11,997	$13,806	$14,426
2/28/2025	$12,227	$13,751	$14,626
3/31/2025	$12,289	$13,835	$14,593
4/30/2025	$12,592	$14,598	$15,120
5/31/2025	$13,207	$15,459	$15,812
6/30/2025	$13,802	$16,163	$16,349
7/31/2025	$13,384	$16,157	$16,302
8/31/2025	$13,770	$16,959	$16,868
9/30/2025	$13,697	$17,333	$17,475
10/31/2025	$13,458	$17,218	$17,828

Special International Small Cap Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	Since Inception (5/31/19)
Class CFootnote Reference*	12.51	5.20	4.73
Class C with LoadFootnote Reference*	11.51	5.20	4.73
MSCI World ex USA Small Cap Index (Net)	25.75	9.81	8.83
MSCI ACWI ex USA Index (Net)	24.93	11.18	9.43

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class C shares prior to their inception on June 1, 2022 reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class C shares.

KEY FUND STATISTICS

Total net assets	$176,958,595
# of portfolio holdings	80
Portfolio turnover rate	43%
Total advisory fees paid	$1,421,311

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Alten SA	3.1
Buzzi SpA	2.9
MEITEC Group Holdings, Inc.	2.6
PrairieSky Royalty Ltd.	2.6
Viscofan SA	2.5
DTS Corp.	2.3
Interpump Group SpA	2.0
Lancashire Holdings Ltd.	2.0
Orix JREIT, Inc.	1.9
Stanley Electric Co. Ltd.	1.8

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	34.1
United Kingdom	11.5
Italy	8.9
Germany	5.9
Sweden	5.3
Canada	4.9
Australia	4.5
Switzerland	4.1
Norway	3.6
Spain	3.5
Other	13.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.9
Financials	13.2
Information technology	12.0
Materials	11.3
Consumer staples	11.2
Consumer discretionary	7.4
Real estate	5.1
Energy	3.2
Health care	3.0
Communication services	2.1
Investment companies	0.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4583 10-25

Annual Shareholder Report

October 31, 2025

Special International Small Cap Fund

Class R6

WICRX

This annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$101	0.95%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites around diverging central bank policies and trade agreements. However, markets rallied off the April 9 announcement that the U.S. government would delay its implementation of tariffs.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor was food ingredients supplier Tate & Lyle plc, on a challenging backdrop for food companies and the potential headwind of tariffs. We believe the company’s recent acquisition is underappreciated as meaningful synergies are expected.

Total return based on a $10,000 investment

	Class R6	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,400	$10,454	$10,602
7/31/2019	$10,230	$10,408	$10,474
8/31/2019	$9,970	$10,167	$10,150
9/30/2019	$10,080	$10,426	$10,412
10/31/2019	$10,580	$10,854	$10,775
11/30/2019	$10,850	$11,101	$10,870
12/31/2019	$11,249	$11,615	$11,341
1/31/2020	$10,891	$11,279	$11,036
2/29/2020	$9,929	$10,178	$10,164
3/31/2020	$8,547	$8,318	$8,692
4/30/2020	$9,274	$9,291	$9,351
5/31/2020	$9,939	$9,943	$9,657
6/30/2020	$10,144	$10,119	$10,093
7/31/2020	$10,461	$10,508	$10,543
8/31/2020	$11,085	$11,274	$10,994
9/30/2020	$11,116	$11,143	$10,724
10/31/2020	$10,625	$10,784	$10,494
11/30/2020	$11,792	$12,268	$11,905
12/31/2020	$12,429	$13,099	$12,549
1/31/2021	$12,656	$13,066	$12,576
2/28/2021	$13,058	$13,445	$12,825
3/31/2021	$13,543	$13,738	$12,987
4/30/2021	$14,151	$14,307	$13,369
5/31/2021	$14,512	$14,629	$13,787
6/30/2021	$14,698	$14,398	$13,698
7/31/2021	$14,873	$14,616	$13,472
8/31/2021	$15,275	$15,009	$13,728
9/30/2021	$14,306	$14,502	$13,289
10/31/2021	$14,347	$14,794	$13,606
11/30/2021	$13,481	$13,966	$12,993
12/31/2021	$14,048	$14,558	$13,530
1/31/2022	$13,168	$13,563	$13,032
2/28/2022	$12,551	$13,442	$12,774
3/31/2022	$11,902	$13,506	$12,794
4/30/2022	$11,274	$12,568	$11,991
5/31/2022	$11,525	$12,483	$12,077
6/30/2022	$10,238	$11,083	$11,038
7/31/2022	$11,033	$11,840	$11,416
8/31/2022	$10,279	$11,327	$11,049
9/30/2022	$9,358	$10,035	$9,945
10/31/2022	$9,976	$10,485	$10,242
11/30/2022	$11,085	$11,493	$11,451
12/31/2022	$11,058	$11,561	$11,365
1/31/2023	$11,833	$12,446	$12,287
2/28/2023	$11,758	$12,141	$11,856
3/31/2023	$11,960	$12,138	$12,145
4/30/2023	$12,151	$12,352	$12,356
5/31/2023	$11,610	$11,839	$11,907
6/30/2023	$11,833	$12,197	$12,441
7/31/2023	$12,130	$12,748	$12,947
8/31/2023	$11,843	$12,321	$12,362
9/30/2023	$11,164	$11,773	$11,972
10/31/2023	$10,570	$11,078	$11,478
11/30/2023	$11,599	$12,152	$12,511
12/31/2023	$12,382	$13,021	$13,140
1/31/2024	$12,155	$12,798	$13,009
2/29/2024	$12,123	$12,835	$13,339
3/31/2024	$12,403	$13,357	$13,756
4/30/2024	$12,036	$12,971	$13,509
5/31/2024	$12,641	$13,539	$13,901
6/30/2024	$12,328	$13,149	$13,888
7/31/2024	$12,944	$13,880	$14,209
8/31/2024	$13,289	$14,139	$14,614
9/30/2024	$13,451	$14,522	$15,007
10/31/2024	$12,598	$13,692	$14,271
11/30/2024	$12,749	$13,740	$14,142
12/31/2024	$12,320	$13,381	$13,867
1/31/2025	$12,664	$13,806	$14,426
2/28/2025	$12,908	$13,751	$14,626
3/31/2025	$12,975	$13,835	$14,593
4/30/2025	$13,307	$14,598	$15,120
5/31/2025	$13,962	$15,459	$15,812
6/30/2025	$14,594	$16,163	$16,349
7/31/2025	$14,161	$16,157	$16,302
8/31/2025	$14,583	$16,959	$16,868
9/30/2025	$14,527	$17,333	$17,475
10/31/2025	$14,283	$17,218	$17,828

Special International Small Cap Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	Since Inception (5/31/19)
Class R6	13.38	6.10	5.71
MSCI World ex USA Small Cap Index (Net)	25.75	9.81	8.83
MSCI ACWI ex USA Index (Net)	24.93	11.18	9.43

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$176,958,595
# of portfolio holdings	80
Portfolio turnover rate	43%
Total advisory fees paid	$1,421,311

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Alten SA	3.1
Buzzi SpA	2.9
MEITEC Group Holdings, Inc.	2.6
PrairieSky Royalty Ltd.	2.6
Viscofan SA	2.5
DTS Corp.	2.3
Interpump Group SpA	2.0
Lancashire Holdings Ltd.	2.0
Orix JREIT, Inc.	1.9
Stanley Electric Co. Ltd.	1.8

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	34.1
United Kingdom	11.5
Italy	8.9
Germany	5.9
Sweden	5.3
Canada	4.9
Australia	4.5
Switzerland	4.1
Norway	3.6
Spain	3.5
Other	13.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.9
Financials	13.2
Information technology	12.0
Materials	11.3
Consumer staples	11.2
Consumer discretionary	7.4
Real estate	5.1
Energy	3.2
Health care	3.0
Communication services	2.1
Investment companies	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4818 10-25

Annual Shareholder Report

October 31, 2025

Special International Small Cap Fund

Institutional Class

WICIX

This annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$112	1.05%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites around diverging central bank policies and trade agreements. However, markets rallied off the April 9 announcement that the U.S. government would delay its implementation of tariffs.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor was food ingredients supplier Tate & Lyle plc, on a challenging backdrop for food companies and the potential headwind of tariffs. We believe the company’s recent acquisition is underappreciated as meaningful synergies are expected.

Total return based on a $10,000 investment

	Institutional Class	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,400	$10,454	$10,602
7/31/2019	$10,230	$10,408	$10,474
8/31/2019	$9,970	$10,167	$10,150
9/30/2019	$10,080	$10,426	$10,412
10/31/2019	$10,570	$10,854	$10,775
11/30/2019	$10,840	$11,101	$10,870
12/31/2019	$11,251	$11,615	$11,341
1/31/2020	$10,883	$11,279	$11,036
2/29/2020	$9,922	$10,178	$10,164
3/31/2020	$8,543	$8,318	$8,692
4/30/2020	$9,268	$9,291	$9,351
5/31/2020	$9,932	$9,943	$9,657
6/30/2020	$10,137	$10,119	$10,093
7/31/2020	$10,443	$10,508	$10,543
8/31/2020	$11,077	$11,274	$10,994
9/30/2020	$11,097	$11,143	$10,724
10/31/2020	$10,607	$10,784	$10,494
11/30/2020	$11,772	$12,268	$11,905
12/31/2020	$12,406	$13,099	$12,549
1/31/2021	$12,632	$13,066	$12,576
2/28/2021	$13,034	$13,445	$12,825
3/31/2021	$13,517	$13,738	$12,987
4/30/2021	$14,124	$14,307	$13,369
5/31/2021	$14,484	$14,629	$13,787
6/30/2021	$14,669	$14,398	$13,698
7/31/2021	$14,844	$14,616	$13,472
8/31/2021	$15,245	$15,009	$13,728
9/30/2021	$14,278	$14,502	$13,289
10/31/2021	$14,320	$14,794	$13,606
11/30/2021	$13,445	$13,966	$12,993
12/31/2021	$14,016	$14,558	$13,530
1/31/2022	$13,129	$13,563	$13,032
2/28/2022	$12,524	$13,442	$12,774
3/31/2022	$11,867	$13,506	$12,794
4/30/2022	$11,242	$12,568	$11,991
5/31/2022	$11,503	$12,483	$12,077
6/30/2022	$10,199	$11,083	$11,038
7/31/2022	$11,002	$11,840	$11,416
8/31/2022	$10,251	$11,327	$11,049
9/30/2022	$9,323	$10,035	$9,945
10/31/2022	$9,938	$10,485	$10,242
11/30/2022	$11,044	$11,493	$11,451
12/31/2022	$11,020	$11,561	$11,365
1/31/2023	$11,780	$12,446	$12,287
2/28/2023	$11,716	$12,141	$11,856
3/31/2023	$11,917	$12,138	$12,145
4/30/2023	$12,096	$12,352	$12,356
5/31/2023	$11,569	$11,839	$11,907
6/30/2023	$11,790	$12,197	$12,441
7/31/2023	$12,086	$12,748	$12,947
8/31/2023	$11,790	$12,321	$12,362
9/30/2023	$11,115	$11,773	$11,972
10/31/2023	$10,524	$11,078	$11,478
11/30/2023	$11,548	$12,152	$12,511
12/31/2023	$12,322	$13,021	$13,140
1/31/2024	$12,097	$12,798	$13,009
2/29/2024	$12,065	$12,835	$13,339
3/31/2024	$12,344	$13,357	$13,756
4/30/2024	$11,968	$12,971	$13,509
5/31/2024	$12,580	$13,539	$13,901
6/30/2024	$12,269	$13,149	$13,888
7/31/2024	$12,881	$13,880	$14,209
8/31/2024	$13,224	$14,139	$14,614
9/30/2024	$13,385	$14,522	$15,007
10/31/2024	$12,537	$13,692	$14,271
11/30/2024	$12,677	$13,740	$14,142
12/31/2024	$12,249	$13,381	$13,867
1/31/2025	$12,590	$13,806	$14,426
2/28/2025	$12,832	$13,751	$14,626
3/31/2025	$12,898	$13,835	$14,593
4/30/2025	$13,228	$14,598	$15,120
5/31/2025	$13,878	$15,459	$15,812
6/30/2025	$14,505	$16,163	$16,349
7/31/2025	$14,076	$16,157	$16,302
8/31/2025	$14,494	$16,959	$16,868
9/30/2025	$14,439	$17,333	$17,475
10/31/2025	$14,186	$17,218	$17,828

Special International Small Cap Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	Since Inception (5/31/19)
Institutional Class	13.15	5.99	5.60
MSCI World ex USA Small Cap Index (Net)	25.75	9.81	8.83
MSCI ACWI ex USA Index (Net)	24.93	11.18	9.43

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$176,958,595
# of portfolio holdings	80
Portfolio turnover rate	43%
Total advisory fees paid	$1,421,311

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Alten SA	3.1
Buzzi SpA	2.9
MEITEC Group Holdings, Inc.	2.6
PrairieSky Royalty Ltd.	2.6
Viscofan SA	2.5
DTS Corp.	2.3
Interpump Group SpA	2.0
Lancashire Holdings Ltd.	2.0
Orix JREIT, Inc.	1.9
Stanley Electric Co. Ltd.	1.8

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	34.1
United Kingdom	11.5
Italy	8.9
Germany	5.9
Sweden	5.3
Canada	4.9
Australia	4.5
Switzerland	4.1
Norway	3.6
Spain	3.5
Other	13.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.9
Financials	13.2
Information technology	12.0
Materials	11.3
Consumer staples	11.2
Consumer discretionary	7.4
Real estate	5.1
Energy	3.2
Health care	3.0
Communication services	2.1
Investment companies	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4725 10-25

Annual Shareholder Report

October 31, 2025

Emerging Markets Equity Advantage Fund

Class A

EQIAX

This annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$168	1.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (including AI server infrastructure, AI at the edge, and agentic AI) and stable fundamentals strengthened China/Hong Kong, Taiwan, and Korea. South Africa also rose sharply, on strong corporate earnings and an extremely strong environment for gold/metals mining. In contrast, weakness in India occurred as economic growth pickup has been slower than expected and asset quality issues lingered for some financial subsectors.

Contributors included precious metals miner Fresnillo PLC (headquartered in Mexico), which outperformed the MSCI EM Index (Net) (USD) as the company benefited from a more-than-50% rise in gold and silver prices, coinciding with an outsized drop in the USD index. MediaTek, Inc. detracted, as the stock underperformed on concerns over the delay for Google’s ASIC projects ramping up in 2025 and muted smartphone demand on a weaker global economy. We remain constructive on emerging markets based on their political visibility, accommodative policies, economic growth premium, and low investor positioning.

Total return based on a $10,000 investment

	Class A with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$9,423	$10,000	$10,000
11/30/2015	$9,107	$9,610	$9,794
12/31/2015	$9,076	$9,396	$9,609
1/31/2016	$8,679	$8,786	$8,955
2/29/2016	$8,622	$8,772	$8,853
3/31/2016	$9,393	$9,933	$9,573
4/30/2016	$9,420	$9,987	$9,825
5/31/2016	$9,065	$9,614	$9,659
6/30/2016	$9,394	$9,998	$9,511
7/31/2016	$9,777	$10,501	$9,982
8/31/2016	$9,828	$10,762	$10,045
9/30/2016	$9,893	$10,901	$10,169
10/31/2016	$9,922	$10,927	$10,022
11/30/2016	$9,486	$10,424	$9,791
12/31/2016	$9,512	$10,447	$10,041
1/31/2017	$9,978	$11,018	$10,397
2/28/2017	$10,308	$11,356	$10,563
3/31/2017	$10,483	$11,642	$10,830
4/30/2017	$10,534	$11,897	$11,062
5/31/2017	$10,624	$12,249	$11,421
6/30/2017	$10,739	$12,372	$11,457
7/31/2017	$11,115	$13,110	$11,879
8/31/2017	$11,285	$13,402	$11,941
9/30/2017	$11,233	$13,349	$12,163
10/31/2017	$11,489	$13,817	$12,392
11/30/2017	$11,377	$13,845	$12,492
12/31/2017	$11,840	$14,342	$12,771
1/31/2018	$12,885	$15,537	$13,483
2/28/2018	$12,264	$14,820	$12,847
3/31/2018	$12,219	$14,545	$12,620
4/30/2018	$12,101	$14,481	$12,822
5/31/2018	$11,582	$13,967	$12,526
6/30/2018	$10,898	$13,387	$12,290
7/31/2018	$11,271	$13,681	$12,584
8/31/2018	$10,982	$13,311	$12,321
9/30/2018	$11,226	$13,241	$12,377
10/31/2018	$10,402	$12,088	$11,370
11/30/2018	$10,633	$12,586	$11,478
12/31/2018	$10,459	$12,252	$10,958
1/31/2019	$11,367	$13,325	$11,786
2/28/2019	$11,386	$13,355	$12,017
3/31/2019	$11,297	$13,467	$12,088
4/30/2019	$11,440	$13,751	$12,408
5/31/2019	$10,772	$12,753	$11,742
6/30/2019	$11,397	$13,549	$12,449
7/31/2019	$11,131	$13,383	$12,298
8/31/2019	$10,707	$12,731	$11,918
9/30/2019	$10,995	$12,974	$12,225
10/31/2019	$11,523	$13,521	$12,652
11/30/2019	$11,323	$13,502	$12,763
12/31/2019	$12,180	$14,509	$13,316
1/31/2020	$11,344	$13,833	$12,958
2/29/2020	$10,877	$13,104	$11,934
3/31/2020	$8,904	$11,085	$10,206
4/30/2020	$9,585	$12,100	$10,979
5/31/2020	$9,574	$12,193	$11,339
6/30/2020	$10,018	$13,090	$11,851
7/31/2020	$10,970	$14,259	$12,379
8/31/2020	$10,975	$14,575	$12,909
9/30/2020	$10,782	$14,341	$12,592
10/31/2020	$10,851	$14,636	$12,321
11/30/2020	$12,196	$15,990	$13,979
12/31/2020	$13,098	$17,166	$14,734
1/31/2021	$13,435	$17,692	$14,766
2/28/2021	$13,811	$17,827	$15,058
3/31/2021	$13,790	$17,558	$15,249
4/30/2021	$13,880	$17,995	$15,698
5/31/2021	$14,229	$18,412	$16,189
6/30/2021	$14,166	$18,444	$16,084
7/31/2021	$13,620	$17,203	$15,819
8/31/2021	$13,971	$17,653	$16,120
9/30/2021	$13,444	$16,952	$15,603
10/31/2021	$13,556	$17,119	$15,976
11/30/2021	$12,957	$16,421	$15,256
12/31/2021	$13,463	$16,729	$15,887
1/31/2022	$13,636	$16,413	$15,302
2/28/2022	$13,193	$15,922	$14,999
3/31/2022	$12,996	$15,562	$15,023
4/30/2022	$12,205	$14,697	$14,079
5/31/2022	$12,435	$14,761	$14,180
6/30/2022	$11,435	$13,780	$12,960
7/31/2022	$11,428	$13,747	$13,404
8/31/2022	$11,307	$13,804	$12,973
9/30/2022	$10,143	$12,186	$11,677
10/31/2022	$9,940	$11,807	$12,026
11/30/2022	$11,306	$13,559	$13,445
12/31/2022	$11,017	$13,368	$13,345
1/31/2023	$11,999	$14,424	$14,427
2/28/2023	$11,262	$13,488	$13,920
3/31/2023	$11,574	$13,897	$14,261
4/30/2023	$11,533	$13,739	$14,509
5/31/2023	$11,227	$13,509	$13,981
6/30/2023	$11,733	$14,022	$14,608
7/31/2023	$12,292	$14,894	$15,202
8/31/2023	$11,496	$13,977	$14,516
9/30/2023	$11,281	$13,611	$14,057
10/31/2023	$10,906	$13,083	$13,477
11/30/2023	$11,747	$14,130	$14,690
12/31/2023	$12,340	$14,682	$15,428
1/31/2024	$12,103	$14,000	$15,275
2/29/2024	$12,690	$14,666	$15,662
3/31/2024	$12,954	$15,030	$16,151
4/30/2024	$13,075	$15,097	$15,861
5/31/2024	$13,360	$15,182	$16,322
6/30/2024	$13,786	$15,781	$16,306
7/31/2024	$13,878	$15,828	$16,684
8/31/2024	$14,027	$16,083	$17,159
9/30/2024	$14,793	$17,157	$17,621
10/31/2024	$14,028	$16,394	$16,757
11/30/2024	$13,634	$15,805	$16,605
12/31/2024	$13,638	$15,784	$16,282
1/31/2025	$13,638	$16,066	$16,938
2/28/2025	$13,719	$16,144	$17,173
3/31/2025	$13,776	$16,246	$17,134
4/30/2025	$13,860	$16,459	$17,753
5/31/2025	$14,374	$17,161	$18,566
6/30/2025	$15,070	$18,193	$19,196
7/31/2025	$15,244	$18,548	$19,141
8/31/2025	$15,554	$18,786	$19,805
9/30/2025	$16,735	$20,130	$20,519
10/31/2025	$17,350	$20,971	$20,934

Emerging Markets Equity Advantage Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	23.68	9.84	6.29
Class A with Load	16.56	8.55	5.66
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$401,238,188
# of portfolio holdings	103
Portfolio turnover rate	57%
Total advisory fees paid	$3,501,875

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.2
Tencent Holdings Ltd.	6.2
Alibaba Group Holding Ltd.	5.0
Samsung Electronics Co. Ltd.	4.8
MediaTek, Inc.	2.1
Hon Hai Precision Industry Co. Ltd.	1.9
ASE Technology Holding Co. Ltd.	1.9
Samsung Electronics Co. Ltd., Preferred stock	1.8
China Construction Bank Corp. Class H	1.4
Embassy Office Parks REIT	1.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.6
Taiwan	21.3
India	13.6
South Korea	11.8
Brazil	5.2
Saudi Arabia	3.9
South Africa	3.0
Mexico	2.1
United Arab Emirates	1.4
Singapore	1.4
Other	7.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Financials	21.6
Consumer discretionary	12.4
Communication services	10.2
Industrials	6.0
Real estate	5.0
Materials	4.5
Utilities	3.6
Health care	2.6
Consumer staples	2.1
Energy	1.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3356 10-25

Annual Shareholder Report

October 31, 2025

Emerging Markets Equity Advantage Fund

Class C

EQICX

This annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$254	2.28%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (including AI server infrastructure, AI at the edge, and agentic AI) and stable fundamentals strengthened China/Hong Kong, Taiwan, and Korea. South Africa also rose sharply, on strong corporate earnings and an extremely strong environment for gold/metals mining. In contrast, weakness in India occurred as economic growth pickup has been slower than expected and asset quality issues lingered for some financial subsectors.

Contributors included precious metals miner Fresnillo PLC (headquartered in Mexico), which outperformed the MSCI EM Index (Net) (USD) as the company benefited from a more-than-50% rise in gold and silver prices, coinciding with an outsized drop in the USD index. MediaTek, Inc. detracted, as the stock underperformed on concerns over the delay for Google’s ASIC projects ramping up in 2025 and muted smartphone demand on a weaker global economy. We remain constructive on emerging markets based on their political visibility, accommodative policies, economic growth premium, and low investor positioning.

Total return based on a $10,000 investment

	Class C with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,661	$9,610	$9,794
12/31/2015	$9,617	$9,396	$9,609
1/31/2016	$9,184	$8,786	$8,955
2/29/2016	$9,124	$8,772	$8,853
3/31/2016	$9,939	$9,933	$9,573
4/30/2016	$9,952	$9,987	$9,825
5/31/2016	$9,570	$9,614	$9,659
6/30/2016	$9,922	$9,998	$9,511
7/31/2016	$10,323	$10,501	$9,982
8/31/2016	$10,360	$10,762	$10,045
9/30/2016	$10,422	$10,901	$10,169
10/31/2016	$10,453	$10,927	$10,022
11/30/2016	$9,983	$10,424	$9,791
12/31/2016	$10,008	$10,447	$10,041
1/31/2017	$10,479	$11,018	$10,397
2/28/2017	$10,838	$11,356	$10,563
3/31/2017	$11,002	$11,642	$10,830
4/30/2017	$11,053	$11,897	$11,062
5/31/2017	$11,139	$12,249	$11,421
6/30/2017	$11,262	$12,372	$11,457
7/31/2017	$11,639	$13,110	$11,879
8/31/2017	$11,811	$13,402	$11,941
9/30/2017	$11,748	$13,349	$12,163
10/31/2017	$12,011	$13,817	$12,392
11/30/2017	$11,887	$13,845	$12,492
12/31/2017	$12,364	$14,342	$12,771
1/31/2018	$13,439	$15,537	$13,483
2/28/2018	$12,788	$14,820	$12,847
3/31/2018	$12,736	$14,545	$12,620
4/30/2018	$12,596	$14,481	$12,822
5/31/2018	$12,056	$13,967	$12,526
6/30/2018	$11,342	$13,387	$12,290
7/31/2018	$11,715	$13,681	$12,584
8/31/2018	$11,416	$13,311	$12,321
9/30/2018	$11,653	$13,241	$12,377
10/31/2018	$10,786	$12,088	$11,370
11/30/2018	$11,027	$12,586	$11,478
12/31/2018	$10,838	$12,252	$10,958
1/31/2019	$11,773	$13,325	$11,786
2/28/2019	$11,783	$13,355	$12,017
3/31/2019	$11,683	$13,467	$12,088
4/30/2019	$11,825	$13,751	$12,408
5/31/2019	$11,133	$12,753	$11,742
6/30/2019	$11,765	$13,549	$12,449
7/31/2019	$11,481	$13,383	$12,298
8/31/2019	$11,034	$12,731	$11,918
9/30/2019	$11,332	$12,974	$12,225
10/31/2019	$11,865	$13,521	$12,652
11/30/2019	$11,651	$13,502	$12,763
12/31/2019	$12,515	$14,509	$13,316
1/31/2020	$11,651	$13,833	$12,958
2/29/2020	$11,160	$13,104	$11,934
3/31/2020	$9,133	$11,085	$10,206
4/30/2020	$9,826	$12,100	$10,979
5/31/2020	$9,805	$12,193	$11,339
6/30/2020	$10,251	$13,090	$11,851
7/31/2020	$11,223	$14,259	$12,379
8/31/2020	$11,222	$14,575	$12,909
9/30/2020	$11,017	$14,341	$12,592
10/31/2020	$11,082	$14,636	$12,321
11/30/2020	$12,444	$15,990	$13,979
12/31/2020	$13,357	$17,166	$14,734
1/31/2021	$13,691	$17,692	$14,766
2/28/2021	$14,069	$17,827	$15,058
3/31/2021	$14,037	$17,558	$15,249
4/30/2021	$14,123	$17,995	$15,698
5/31/2021	$14,464	$18,412	$16,189
6/30/2021	$14,390	$18,444	$16,084
7/31/2021	$13,833	$17,203	$15,819
8/31/2021	$14,172	$17,653	$16,120
9/30/2021	$13,625	$16,952	$15,603
10/31/2021	$13,742	$17,119	$15,976
11/30/2021	$13,123	$16,421	$15,256
12/31/2021	$13,627	$16,729	$15,887
1/31/2022	$13,792	$16,413	$15,302
2/28/2022	$13,341	$15,922	$14,999
3/31/2022	$13,122	$15,562	$15,023
4/30/2022	$12,319	$14,697	$14,079
5/31/2022	$12,539	$14,761	$14,180
6/30/2022	$11,538	$13,780	$12,960
7/31/2022	$11,512	$13,747	$13,404
8/31/2022	$11,393	$13,804	$12,973
9/30/2022	$10,203	$12,186	$11,677
10/31/2022	$9,995	$11,807	$12,026
11/30/2022	$11,364	$13,559	$13,445
12/31/2022	$11,064	$13,368	$13,345
1/31/2023	$12,033	$14,424	$14,427
2/28/2023	$11,291	$13,488	$13,920
3/31/2023	$11,596	$13,897	$14,261
4/30/2023	$11,548	$13,739	$14,509
5/31/2023	$11,233	$13,509	$13,981
6/30/2023	$11,734	$14,022	$14,608
7/31/2023	$12,288	$14,894	$15,202
8/31/2023	$11,492	$13,977	$14,516
9/30/2023	$11,269	$13,611	$14,057
10/31/2023	$10,874	$13,083	$13,477
11/30/2023	$11,712	$14,130	$14,690
12/31/2023	$12,303	$14,682	$15,428
1/31/2024	$12,067	$14,000	$15,275
2/29/2024	$12,652	$14,666	$15,662
3/31/2024	$12,915	$15,030	$16,151
4/30/2024	$13,036	$15,097	$15,861
5/31/2024	$13,321	$15,182	$16,322
6/30/2024	$13,745	$15,781	$16,306
7/31/2024	$13,837	$15,828	$16,684
8/31/2024	$13,985	$16,083	$17,159
9/30/2024	$14,749	$17,157	$17,621
10/31/2024	$13,986	$16,394	$16,757
11/30/2024	$13,593	$15,805	$16,605
12/31/2024	$13,598	$15,784	$16,282
1/31/2025	$13,598	$16,066	$16,938
2/28/2025	$13,678	$16,144	$17,173
3/31/2025	$13,735	$16,246	$17,134
4/30/2025	$13,819	$16,459	$17,753
5/31/2025	$14,331	$17,161	$18,566
6/30/2025	$15,025	$18,193	$19,196
7/31/2025	$15,198	$18,548	$19,141
8/31/2025	$15,508	$18,786	$19,805
9/30/2025	$16,686	$20,130	$20,519
10/31/2025	$17,298	$20,971	$20,934

Emerging Markets Equity Advantage Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	22.66	8.99	5.63
Class C with Load	21.66	8.99	5.63
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$401,238,188
# of portfolio holdings	103
Portfolio turnover rate	57%
Total advisory fees paid	$3,501,875

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.2
Tencent Holdings Ltd.	6.2
Alibaba Group Holding Ltd.	5.0
Samsung Electronics Co. Ltd.	4.8
MediaTek, Inc.	2.1
Hon Hai Precision Industry Co. Ltd.	1.9
ASE Technology Holding Co. Ltd.	1.9
Samsung Electronics Co. Ltd., Preferred stock	1.8
China Construction Bank Corp. Class H	1.4
Embassy Office Parks REIT	1.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.6
Taiwan	21.3
India	13.6
South Korea	11.8
Brazil	5.2
Saudi Arabia	3.9
South Africa	3.0
Mexico	2.1
United Arab Emirates	1.4
Singapore	1.4
Other	7.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Financials	21.6
Consumer discretionary	12.4
Communication services	10.2
Industrials	6.0
Real estate	5.0
Materials	4.5
Utilities	3.6
Health care	2.6
Consumer staples	2.1
Energy	1.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3553 10-25

Annual Shareholder Report

October 31, 2025

Emerging Markets Equity Advantage Fund

Class R6

EQIRX

This annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$128	1.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (including AI server infrastructure, AI at the edge, and agentic AI) and stable fundamentals strengthened China/Hong Kong, Taiwan, and Korea. South Africa also rose sharply, on strong corporate earnings and an extremely strong environment for gold/metals mining. In contrast, weakness in India occurred as economic growth pickup has been slower than expected and asset quality issues lingered for some financial subsectors.

Contributors included precious metals miner Fresnillo PLC (headquartered in Mexico), which outperformed the MSCI EM Index (Net) (USD) as the company benefited from a more-than-50% rise in gold and silver prices, coinciding with an outsized drop in the USD index. MediaTek, Inc. detracted, as the stock underperformed on concerns over the delay for Google’s ASIC projects ramping up in 2025 and muted smartphone demand on a weaker global economy. We remain constructive on emerging markets based on their political visibility, accommodative policies, economic growth premium, and low investor positioning.

Total return based on a $10,000 investment

	Class R6	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,676	$9,610	$9,794
12/31/2015	$9,650	$9,396	$9,609
1/31/2016	$9,227	$8,786	$8,955
2/29/2016	$9,167	$8,772	$8,853
3/31/2016	$9,994	$9,933	$9,573
4/30/2016	$10,026	$9,987	$9,825
5/31/2016	$9,653	$9,614	$9,659
6/30/2016	$10,006	$9,998	$9,511
7/31/2016	$10,428	$10,501	$9,982
8/31/2016	$10,476	$10,762	$10,045
9/30/2016	$10,549	$10,901	$10,169
10/31/2016	$10,590	$10,927	$10,022
11/30/2016	$10,120	$10,424	$9,791
12/31/2016	$10,156	$10,447	$10,041
1/31/2017	$10,653	$11,018	$10,397
2/28/2017	$11,016	$11,356	$10,563
3/31/2017	$11,207	$11,642	$10,830
4/30/2017	$11,265	$11,897	$11,062
5/31/2017	$11,365	$12,249	$11,421
6/30/2017	$11,503	$12,372	$11,457
7/31/2017	$11,898	$13,110	$11,879
8/31/2017	$12,095	$13,402	$11,941
9/30/2017	$12,033	$13,349	$12,163
10/31/2017	$12,311	$13,817	$12,392
11/30/2017	$12,207	$13,845	$12,492
12/31/2017	$12,706	$14,342	$12,771
1/31/2018	$13,826	$15,537	$13,483
2/28/2018	$13,171	$14,820	$12,847
3/31/2018	$13,127	$14,545	$12,620
4/30/2018	$12,994	$14,481	$12,822
5/31/2018	$12,454	$13,967	$12,526
6/30/2018	$11,724	$13,387	$12,290
7/31/2018	$12,129	$13,681	$12,584
8/31/2018	$11,823	$13,311	$12,321
9/30/2018	$12,078	$13,241	$12,377
10/31/2018	$11,197	$12,088	$11,370
11/30/2018	$11,456	$12,586	$11,478
12/31/2018	$11,268	$12,252	$10,958
1/31/2019	$12,256	$13,325	$11,786
2/28/2019	$12,283	$13,355	$12,017
3/31/2019	$12,191	$13,467	$12,088
4/30/2019	$12,350	$13,751	$12,408
5/31/2019	$11,634	$12,753	$11,742
6/30/2019	$12,313	$13,549	$12,449
7/31/2019	$12,030	$13,383	$12,298
8/31/2019	$11,578	$12,731	$11,918
9/30/2019	$11,888	$12,974	$12,225
10/31/2019	$12,466	$13,521	$12,652
11/30/2019	$12,254	$13,502	$12,763
12/31/2019	$13,174	$14,509	$13,316
1/31/2020	$12,282	$13,833	$12,958
2/29/2020	$11,772	$13,104	$11,934
3/31/2020	$9,638	$11,085	$10,206
4/30/2020	$10,387	$12,100	$10,979
5/31/2020	$10,376	$12,193	$11,339
6/30/2020	$10,849	$13,090	$11,851
7/31/2020	$11,895	$14,259	$12,379
8/31/2020	$11,905	$14,575	$12,909
9/30/2020	$11,689	$14,341	$12,592
10/31/2020	$11,779	$14,636	$12,321
11/30/2020	$13,242	$15,990	$13,979
12/31/2020	$14,228	$17,166	$14,734
1/31/2021	$14,594	$17,692	$14,766
2/28/2021	$15,010	$17,827	$15,058
3/31/2021	$14,993	$17,558	$15,249
4/30/2021	$15,096	$17,995	$15,698
5/31/2021	$15,481	$18,412	$16,189
6/30/2021	$15,417	$18,444	$16,084
7/31/2021	$14,830	$17,203	$15,819
8/31/2021	$15,205	$17,653	$16,120
9/30/2021	$14,637	$16,952	$15,603
10/31/2021	$14,776	$17,119	$15,976
11/30/2021	$14,117	$16,421	$15,256
12/31/2021	$14,675	$16,729	$15,887
1/31/2022	$14,875	$16,413	$15,302
2/28/2022	$14,393	$15,922	$14,999
3/31/2022	$14,180	$15,562	$15,023
4/30/2022	$13,322	$14,697	$14,079
5/31/2022	$13,578	$14,761	$14,180
6/30/2022	$12,492	$13,780	$12,960
7/31/2022	$12,488	$13,747	$13,404
8/31/2022	$12,361	$13,804	$12,973
9/30/2022	$11,088	$12,186	$11,677
10/31/2022	$10,863	$11,807	$12,026
11/30/2022	$12,361	$13,559	$13,445
12/31/2022	$12,052	$13,368	$13,345
1/31/2023	$13,127	$14,424	$14,427
2/28/2023	$12,327	$13,488	$13,920
3/31/2023	$12,674	$13,897	$14,261
4/30/2023	$12,633	$13,739	$14,509
5/31/2023	$12,302	$13,509	$13,981
6/30/2023	$12,861	$14,022	$14,608
7/31/2023	$13,479	$14,894	$15,202
8/31/2023	$12,610	$13,977	$14,516
9/30/2023	$12,379	$13,611	$14,057
10/31/2023	$11,959	$13,083	$13,477
11/30/2023	$12,887	$14,130	$14,690
12/31/2023	$13,546	$14,682	$15,428
1/31/2024	$13,298	$14,000	$15,275
2/29/2024	$13,944	$14,666	$15,662
3/31/2024	$14,234	$15,030	$16,151
4/30/2024	$14,372	$15,097	$15,861
5/31/2024	$14,692	$15,182	$16,322
6/30/2024	$15,165	$15,781	$16,306
7/31/2024	$15,273	$15,828	$16,684
8/31/2024	$15,443	$16,083	$17,159
9/30/2024	$16,293	$17,157	$17,621
10/31/2024	$15,448	$16,394	$16,757
11/30/2024	$15,024	$15,805	$16,605
12/31/2024	$15,023	$15,784	$16,282
1/31/2025	$15,035	$16,066	$16,938
2/28/2025	$15,124	$16,144	$17,173
3/31/2025	$15,200	$16,246	$17,134
4/30/2025	$15,285	$16,459	$17,753
5/31/2025	$15,858	$17,161	$18,566
6/30/2025	$16,633	$18,193	$19,196
7/31/2025	$16,824	$18,548	$19,141
8/31/2025	$17,168	$18,786	$19,805
9/30/2025	$18,487	$20,130	$20,519
10/31/2025	$19,181	$20,971	$20,934

Emerging Markets Equity Advantage Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	24.16	10.24	6.73
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$401,238,188
# of portfolio holdings	103
Portfolio turnover rate	57%
Total advisory fees paid	$3,501,875

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.2
Tencent Holdings Ltd.	6.2
Alibaba Group Holding Ltd.	5.0
Samsung Electronics Co. Ltd.	4.8
MediaTek, Inc.	2.1
Hon Hai Precision Industry Co. Ltd.	1.9
ASE Technology Holding Co. Ltd.	1.9
Samsung Electronics Co. Ltd., Preferred stock	1.8
China Construction Bank Corp. Class H	1.4
Embassy Office Parks REIT	1.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.6
Taiwan	21.3
India	13.6
South Korea	11.8
Brazil	5.2
Saudi Arabia	3.9
South Africa	3.0
Mexico	2.1
United Arab Emirates	1.4
Singapore	1.4
Other	7.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Financials	21.6
Consumer discretionary	12.4
Communication services	10.2
Industrials	6.0
Real estate	5.0
Materials	4.5
Utilities	3.6
Health care	2.6
Consumer staples	2.1
Energy	1.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4682 10-25

Annual Shareholder Report

October 31, 2025

Emerging Markets Equity Advantage Fund

Institutional Class

EQIIX

This annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$134	1.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (including AI server infrastructure, AI at the edge, and agentic AI) and stable fundamentals strengthened China/Hong Kong, Taiwan, and Korea. South Africa also rose sharply, on strong corporate earnings and an extremely strong environment for gold/metals mining. In contrast, weakness in India occurred as economic growth pickup has been slower than expected and asset quality issues lingered for some financial subsectors.

Contributors included precious metals miner Fresnillo PLC (headquartered in Mexico), which outperformed the MSCI EM Index (Net) (USD) as the company benefited from a more-than-50% rise in gold and silver prices, coinciding with an outsized drop in the USD index. MediaTek, Inc. detracted, as the stock underperformed on concerns over the delay for Google’s ASIC projects ramping up in 2025 and muted smartphone demand on a weaker global economy. We remain constructive on emerging markets based on their political visibility, accommodative policies, economic growth premium, and low investor positioning.

Total return based on a $10,000 investment

	Institutional Class	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,675	$9,610	$9,794
12/31/2015	$9,640	$9,396	$9,609
1/31/2016	$9,218	$8,786	$8,955
2/29/2016	$9,158	$8,772	$8,853
3/31/2016	$9,983	$9,933	$9,573
4/30/2016	$10,014	$9,987	$9,825
5/31/2016	$9,641	$9,614	$9,659
6/30/2016	$10,003	$9,998	$9,511
7/31/2016	$10,413	$10,501	$9,982
8/31/2016	$10,470	$10,762	$10,045
9/30/2016	$10,532	$10,901	$10,169
10/31/2016	$10,584	$10,927	$10,022
11/30/2016	$10,113	$10,424	$9,791
12/31/2016	$10,147	$10,447	$10,041
1/31/2017	$10,643	$11,018	$10,397
2/28/2017	$11,005	$11,356	$10,563
3/31/2017	$11,184	$11,642	$10,830
4/30/2017	$11,241	$11,897	$11,062
5/31/2017	$11,350	$12,249	$11,421
6/30/2017	$11,476	$12,372	$11,457
7/31/2017	$11,880	$13,110	$11,879
8/31/2017	$12,065	$13,402	$11,941
9/30/2017	$12,012	$13,349	$12,163
10/31/2017	$12,289	$13,817	$12,392
11/30/2017	$12,184	$13,845	$12,492
12/31/2017	$12,681	$14,342	$12,771
1/31/2018	$13,797	$15,537	$13,483
2/28/2018	$13,144	$14,820	$12,847
3/31/2018	$13,100	$14,545	$12,620
4/30/2018	$12,967	$14,481	$12,822
5/31/2018	$12,427	$13,967	$12,526
6/30/2018	$11,698	$13,387	$12,290
7/31/2018	$12,101	$13,681	$12,584
8/31/2018	$11,795	$13,311	$12,321
9/30/2018	$12,049	$13,241	$12,377
10/31/2018	$11,169	$12,088	$11,370
11/30/2018	$11,428	$12,586	$11,478
12/31/2018	$11,238	$12,252	$10,958
1/31/2019	$12,222	$13,325	$11,786
2/28/2019	$12,250	$13,355	$12,017
3/31/2019	$12,158	$13,467	$12,088
4/30/2019	$12,315	$13,751	$12,408
5/31/2019	$11,601	$12,753	$11,742
6/30/2019	$12,276	$13,549	$12,449
7/31/2019	$11,993	$13,383	$12,298
8/31/2019	$11,542	$12,731	$11,918
9/30/2019	$11,862	$12,974	$12,225
10/31/2019	$12,425	$13,521	$12,652
11/30/2019	$12,212	$13,502	$12,763
12/31/2019	$13,138	$14,509	$13,316
1/31/2020	$12,238	$13,833	$12,958
2/29/2020	$11,740	$13,104	$11,934
3/31/2020	$9,605	$11,085	$10,206
4/30/2020	$10,350	$12,100	$10,979
5/31/2020	$10,334	$12,193	$11,339
6/30/2020	$10,815	$13,090	$11,851
7/31/2020	$11,855	$14,259	$12,379
8/31/2020	$11,864	$14,575	$12,909
9/30/2020	$11,648	$14,341	$12,592
10/31/2020	$11,737	$14,636	$12,321
11/30/2020	$13,179	$15,990	$13,979
12/31/2020	$14,170	$17,166	$14,734
1/31/2021	$14,533	$17,692	$14,766
2/28/2021	$14,945	$17,827	$15,058
3/31/2021	$14,927	$17,558	$15,249
4/30/2021	$15,028	$17,995	$15,698
5/31/2021	$15,409	$18,412	$16,189
6/30/2021	$15,345	$18,444	$16,084
7/31/2021	$14,760	$17,203	$15,819
8/31/2021	$15,143	$17,653	$16,120
9/30/2021	$14,565	$16,952	$15,603
10/31/2021	$14,703	$17,119	$15,976
11/30/2021	$14,058	$16,421	$15,256
12/31/2021	$14,611	$16,729	$15,887
1/31/2022	$14,799	$16,413	$15,302
2/28/2022	$14,319	$15,922	$14,999
3/31/2022	$14,105	$15,562	$15,023
4/30/2022	$13,252	$14,697	$14,079
5/31/2022	$13,504	$14,761	$14,180
6/30/2022	$12,437	$13,780	$12,960
7/31/2022	$12,420	$13,747	$13,404
8/31/2022	$12,293	$13,804	$12,973
9/30/2022	$11,029	$12,186	$11,677
10/31/2022	$10,816	$11,807	$12,026
11/30/2022	$12,301	$13,559	$13,445
12/31/2022	$11,993	$13,368	$13,345
1/31/2023	$13,061	$14,424	$14,427
2/28/2023	$12,265	$13,488	$13,920
3/31/2023	$12,608	$13,897	$14,261
4/30/2023	$12,566	$13,739	$14,509
5/31/2023	$12,237	$13,509	$13,981
6/30/2023	$12,790	$14,022	$14,608
7/31/2023	$13,402	$14,894	$15,202
8/31/2023	$12,552	$13,977	$14,516
9/30/2023	$12,310	$13,611	$14,057
10/31/2023	$11,892	$13,083	$13,477
11/30/2023	$12,823	$14,130	$14,690
12/31/2023	$13,462	$14,682	$15,428
1/31/2024	$13,216	$14,000	$15,275
2/29/2024	$13,856	$14,666	$15,662
3/31/2024	$14,153	$15,030	$16,151
4/30/2024	$14,289	$15,097	$15,861
5/31/2024	$14,592	$15,182	$16,322
6/30/2024	$15,072	$15,781	$16,306
7/31/2024	$15,177	$15,828	$16,684
8/31/2024	$15,344	$16,083	$17,159
9/30/2024	$16,185	$17,157	$17,621
10/31/2024	$15,361	$16,394	$16,757
11/30/2024	$14,926	$15,805	$16,605
12/31/2024	$14,936	$15,784	$16,282
1/31/2025	$14,936	$16,066	$16,938
2/28/2025	$15,024	$16,144	$17,173
3/31/2025	$15,099	$16,246	$17,134
4/30/2025	$15,195	$16,459	$17,753
5/31/2025	$15,748	$17,161	$18,566
6/30/2025	$16,526	$18,193	$19,196
7/31/2025	$16,716	$18,548	$19,141
8/31/2025	$17,065	$18,786	$19,805
9/30/2025	$18,371	$20,130	$20,519
10/31/2025	$19,041	$20,971	$20,934

Emerging Markets Equity Advantage Fund

Annual Shareholder Report | October 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	23.96	10.16	6.65
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$401,238,188
# of portfolio holdings	103
Portfolio turnover rate	57%
Total advisory fees paid	$3,501,875

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.2
Tencent Holdings Ltd.	6.2
Alibaba Group Holding Ltd.	5.0
Samsung Electronics Co. Ltd.	4.8
MediaTek, Inc.	2.1
Hon Hai Precision Industry Co. Ltd.	1.9
ASE Technology Holding Co. Ltd.	1.9
Samsung Electronics Co. Ltd., Preferred stock	1.8
China Construction Bank Corp. Class H	1.4
Embassy Office Parks REIT	1.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.6
Taiwan	21.3
India	13.6
South Korea	11.8
Brazil	5.2
Saudi Arabia	3.9
South Africa	3.0
Mexico	2.1
United Arab Emirates	1.4
Singapore	1.4
Other	7.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Financials	21.6
Consumer discretionary	12.4
Communication services	10.2
Industrials	6.0
Real estate	5.0
Materials	4.5
Utilities	3.6
Health care	2.6
Consumer staples	2.1
Energy	1.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3166 10-25

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended October 31, 2025	Fiscal year ended October 31, 2024
Audit fees	$269,470	$367,590
Audit-related fees	—	—
Tax fees (1)	23,000	47,610
All other fees	—	—

	$292,470	$415,200

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Special Global Small Cap Fund
Long Form Financial Statements
Annual Report
October 31, 2025

Allspring Special Global Small Cap Fund | 1

Portfolio of investments—October 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 97.31%
Australia: 2.00%
Ansell Ltd. (Health care, Health care equipment & supplies)	64,235	$1,534,477
Steadfast Group Ltd. (Financials, Insurance)	210,593	771,630
		2,306,107
Belgium: 0.52%
Barco NV (Information technology, Electronic equipment, instruments & components)	42,278	603,299
Canada: 2.47%
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	22,362	2,840,198
France: 2.61%
Alten SA (Information technology, IT services)	36,528	3,008,331
Germany: 3.53%
Bechtle AG (Information technology, IT services)	23,206	980,061
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	12,311	1,101,165
Krones AG (Industrials, Machinery)	6,591	955,717
TAG Immobilien AG (Real estate, Real estate management & development)	61,741	1,024,076
		4,061,019
Ireland: 0.17%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	178,373	190,798
Italy: 3.89%
Amplifon SpA (Health care, Health care providers & services)	52,195	890,406
Azimut Holding SpA (Financials, Capital markets)	10,618	414,897
De’ Longhi SpA (Consumer discretionary, Household durables)	16,346	595,759
Interpump Group SpA (Industrials, Machinery)	50,154	2,584,107
		4,485,169
Japan: 11.78%
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	34,720	731,078
DTS Corp. (Information technology, IT services)	268,400	2,239,714
Fuji Seal International, Inc. (Materials, Containers & packaging)	55,200	972,116
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	25,200	2,348,959
MEITEC Group Holdings, Inc. (Industrials, Professional services)	109,300	2,241,888
MISUMI Group, Inc. (Industrials, Machinery)	36,300	568,137
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	122,600	1,065,222
Orix JREIT, Inc. (Real estate, Office REITs)	2,182	1,476,754
Shizuoka Financial Group, Inc. (Financials, Banks)	70,800	953,280
Taikisha Ltd. (Industrials, Construction & engineering)	49,200	975,316
		13,572,464
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Global Small Cap Fund

Portfolio of investments—October 31, 2025

	Shares	Value
Norway: 1.23%
Atea ASA (Information technology, IT services)	57,333	$873,926
Elopak ASA (Materials, Containers & packaging)	115,261	542,780
		1,416,706
Spain: 1.90%
Viscofan SA (Consumer staples, Food products)	35,170	2,185,036
Sweden: 1.43%
Asker Healthcare Group AB (Health care, Health care equipment & supplies)†	14,541	131,876
Hexpol AB (Materials, Chemicals)	64,142	584,352
Loomis AB Class B (Industrials, Commercial services & supplies)	23,012	930,145
		1,646,373
Switzerland: 0.66%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	3,482	755,461
United Kingdom: 6.43%
Convatec Group PLC (Health care, Health care equipment & supplies)144A	276,325	886,466
Diploma PLC (Industrials, Trading companies & distributors)	10,363	763,738
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	434,570	1,111,531
Elementis PLC (Materials, Chemicals)	231,067	499,041
Gates Industrial Corp. PLC (Industrials, Machinery)†	40,246	888,632
Lancashire Holdings Ltd. (Financials, Insurance)	174,953	1,535,302
LondonMetric Property PLC (Real estate, Industrial REITs)	343,865	859,201
Nomad Foods Ltd. (Consumer staples, Food products)	76,208	861,150
Samarkand Group PLC (Consumer discretionary, Broadline retail)♦†	949,998	1
		7,405,062
United States: 58.69%
Addus HomeCare Corp. (Health care, Health care providers & services)†	12,628	1,476,087
Air Lease Corp. Class A (Industrials, Trading companies & distributors)	12,947	826,795
Alamo Group, Inc. (Industrials, Machinery)	9,951	1,778,443
Amerant Bancorp, Inc. Class A (Financials, Banks)	26,451	443,583
Amkor Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)	31,954	1,031,475
Atkore, Inc. (Industrials, Electrical equipment)	6,414	444,169
Azenta, Inc. (Health care, Life sciences tools & services)†	21,589	651,988
Balchem Corp. (Materials, Chemicals)	7,051	1,081,553
Blackbaud, Inc. (Information technology, Software)†	24,308	1,556,684
BorgWarner, Inc. (Consumer discretionary, Automobile components)	12,979	557,578
Brady Corp. Class A (Industrials, Commercial services & supplies)	32,346	2,455,385
Cactus, Inc. Class A (Energy, Energy equipment & services)	35,494	1,567,770
Cadence Bank (Financials, Banks)	30,621	1,155,637
CBIZ, Inc. (Industrials, Professional services)†	24,525	1,348,875
CDW Corp. (Information technology, Electronic equipment, instruments & components)	6,726	1,071,923
Chemed Corp. (Health care, Health care providers & services)	3,614	1,558,718
CNO Financial Group, Inc. (Financials, Insurance)	35,904	1,436,878
CSW Industrials, Inc. (Industrials, Building products)	8,636	2,162,627
Denny’s Corp. (Consumer discretionary, Hotels, restaurants & leisure)†	17,379	67,952
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 3

Portfolio of investments—October 31, 2025

	Shares	Value
United States(continued)
Essent Group Ltd. (Financials, Financial services)	24,931	$1,510,071
Federal Signal Corp. (Industrials, Machinery)	8,994	1,061,562
Five Below, Inc. (Consumer discretionary, Specialty retail)†	4,031	633,955
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment)†	22,128	1,215,934
Gibraltar Industries, Inc. (Industrials, Building products)†	48,572	3,030,407
Graphic Packaging Holding Co. (Materials, Containers & packaging)	85,424	1,365,930
Guardian Pharmacy Services, Inc. Class A (Consumer staples, Consumer staples distribution & retail)†	29,576	829,311
Hanover Insurance Group, Inc. (Financials, Insurance)	15,509	2,650,178
Holley, Inc. (Consumer discretionary, Automobile components)†	81,569	234,103
Innospec, Inc. (Materials, Chemicals)	36,972	2,720,400
J&J Snack Foods Corp. (Consumer staples, Food products)	21,618	1,829,964
Kadant, Inc. (Industrials, Machinery)	4,572	1,264,890
Mayville Engineering Co., Inc. (Industrials, Machinery)†	20,249	360,837
MSA Safety, Inc. (Industrials, Commercial services & supplies)	11,209	1,760,149
Old National Bancorp (Financials, Banks)	43,803	894,895
Pattern Group, Inc. Class A (Consumer discretionary, Broadline retail)†	38,136	672,338
Piper Sandler Cos. (Financials, Capital markets)	2,371	756,965
Prestige Consumer Healthcare, Inc. (Health care, Pharmaceuticals)†	21,589	1,308,293
Primo Brands Corp. Class A (Consumer staples, Beverages)	47,186	1,036,676
Progress Software Corp. (Information technology, Software)†	25,673	1,094,697
Quaker Chemical Corp. (Materials, Chemicals)	13,002	1,805,848
Quanex Building Products Corp. (Industrials, Building products)	51,792	735,964
Revvity, Inc. (Health care, Life sciences tools & services)	4,763	445,769
Sanmina Corp. (Information technology, Electronic equipment, instruments & components)†	11,400	1,562,370
Smartstop Self Storage REIT, Inc. (Real estate, Specialized REITs)	12,710	436,588
Somnigroup International, Inc. (Consumer discretionary, Household durables)	5,473	434,228
StandardAero, Inc. (Industrials, Aerospace & defense)†	20,200	583,578
Standex International Corp. (Industrials, Machinery)	4,870	1,135,830
Steven Madden Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	41,430	1,404,891
Terreno Realty Corp. (Real estate, Industrial REITs)	24,454	1,397,057
Toro Co. (Industrials, Machinery)	13,674	1,021,858
UFP Technologies, Inc. (Health care, Health care equipment & supplies)†	7,272	1,400,878
UMB Financial Corp. (Financials, Banks)	6,462	690,659
Voya Financial, Inc. (Financials, Financial services)	16,405	1,221,516
Watts Water Technologies, Inc. Class A (Industrials, Machinery)	3,418	931,747
Webster Financial Corp. (Financials, Banks)	20,916	1,193,049
WESCO International, Inc. (Industrials, Trading companies & distributors)	4,181	1,085,095
Winmark Corp. (Consumer discretionary, Specialty retail)	2,960	1,193,383
		67,585,983
Total common stocks (Cost $93,274,011)		112,062,006
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Global Small Cap Fund

Portfolio of investments—October 31, 2025

		Yield	Shares	Value
Short-term investments: 2.49%
Investment companies: 2.49%
Allspring Government Money Market Fund Select Class♠∞		4.06%	2,866,652	$2,866,652
Total short-term investments (Cost $2,866,652)				2,866,652
Total investments in securities (Cost $96,140,663)	99.80%			114,928,658
Other assets and liabilities, net	0.20			232,134
Total net assets	100.00%			$115,160,792

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,859,731	$27,212,337	$(26,205,416)	$0	$0	$2,866,652	2,866,652	$97,948
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 5

Statement of assets and liabilities—October 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $93,274,011)	$112,062,006
Investments in affiliated securities, at value (cost $2,866,652)	2,866,652
Cash	95
Foreign currency, at value (cost $15,466)	15,299
Receivable for dividends	458,610
Receivable for Fund shares sold	43,938
Receivable for investments sold	6,469
Prepaid expenses and other assets	25,274
Total assets	115,478,343
Liabilities
Payable for investments purchased	98,375
Management fee payable	83,786
Payable for Fund shares redeemed	52,067
Custody and accounting fees payable	26,145
Administration fees payable	18,419
Shareholder servicing fees payable	17,085
Distribution fee payable	739
Accrued expenses and other liabilities	20,935
Total liabilities	317,551
Total net assets	$115,160,792
Net assets consist of
Paid-in capital	$95,694,599
Total distributable earnings	19,466,193
Total net assets	$115,160,792
Computation of net asset value and offering price per share
Net assets–Class A	$74,037,109
Shares outstanding–Class A1	2,001,045
Net asset value per share–Class A	$37.00
Maximum offering price per share – Class A2	$39.26
Net assets–Class C	$1,076,740
Shares outstanding–Class C1	51,957
Net asset value per share–Class C	$20.72
Net assets–Institutional Class	$40,046,943
Shares outstanding–Institutional Class[1]	1,003,264
Net asset value per share–Institutional Class	$39.92
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Global Small Cap Fund

Statement of operations—year ended October 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $127,622)	$2,407,650
Income from affiliated securities	97,948
Interest	367
Total investment income	2,505,965
Expenses
Management fee	1,166,873
Administration fees
Class A	159,305
Class C	2,706
Administrator Class	3,270 [1]
Institutional Class	51,091
Shareholder servicing fees
Class A	198,844
Class C	3,372
Administrator Class	6,269 [1]
Distribution fee
Class C	10,117
Custody and accounting fees	7,573
Professional fees	61,925
Registration fees	74,663
Shareholder report expenses	36,055
Trustees’ fees and expenses	8,411
Other fees and expenses	33,072
Total expenses	1,823,546
Less: Fee waivers and/or expense reimbursements
Fund-level	(145,651)
Class A	(2,585)
Institutional Class	(41)
Net expenses	1,675,269
Net investment income	830,696
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	346,429
Foreign currency and foreign currency translations	10,472
Net realized gains on investments	356,901
Net change in unrealized gains (losses) on
Unaffiliated securities	(836,462)
Foreign currency and foreign currency translations	20,585
Net change in unrealized gains (losses) on investments	(815,877)
Net realized and unrealized gains (losses) on investments	(458,976)
Net increase in net assets resulting from operations	$371,720
1 For the period from November 1, 2024 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2025		Year ended October 31, 2024
Operations
Net investment income		$830,696		$448,544
Net realized gains on investments		356,901		5,496,202
Net change in unrealized gains (losses) on investments		(815,877)		14,400,020
Net increase in net assets resulting from operations		371,720		20,344,766
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,238,254)		0
Class C		(34,561)		0
Administrator Class		(46,635)[1]		0
Institutional Class		(688,820)		0
Total distributions to shareholders		(2,008,270)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	31,252	1,134,149	37,487	1,418,547
Class C	2,663	56,456	1,765	38,045
Administrator Class	1,781 [1]	69,027 [1]	3,484	140,806
Institutional Class	223,423	8,810,574	185,738	7,539,607
		10,070,206		9,137,005
Reinvestment of distributions
Class A	30,049	1,146,520	0	0
Class C	1,600	34,561	0	0
Administrator Class	1,120 [1]	45,728 [1]	0	0
Institutional Class	16,000	653,099	0	0
		1,879,908		0
Payment for shares redeemed
Class A	(356,979)	(13,150,371)	(378,218)	(14,211,897)
Class C	(25,560)	(531,420)	(36,612)	(783,010)
Administrator Class	(21,838)[1]	(846,167)[1]	(31,342)	(1,270,089)
Institutional Class	(328,606)	(12,928,860)	(315,816)	(12,704,030)
		(27,456,818)		(28,969,026)
Share conversions
Administrator Class	(63,184)[2]	(2,555,442)[2]	0	0
Institutional Class	62,842 [2]	2,555,442 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(15,506,704)		(19,832,021)
Total increase (decrease) in net assets		(17,143,254)		512,745
Net assets
Beginning of period		132,304,046		131,791,301
End of period		$115,160,792		$132,304,046
1 For the period from November 1, 2024 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Global Small Cap Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.42	$32.44	$33.49	$54.12	$36.87
Net investment income (loss)	0.22 [1]	0.08 [1]	(0.05)[1]	(0.10)[1]	(0.22)[1]
Net realized and unrealized gains (losses) on investments	(0.09)	4.90	0.45	(12.76)	17.47
Total from investment operations	0.13	4.98	0.40	(12.86)	17.25
Distributions to shareholders from
Net investment income	(0.06)	0.00	0.00	0.00	0.00
Net realized gains	(0.49)	0.00	(1.45)	(7.77)	0.00
Total distributions to shareholders	(0.55)	0.00	(1.45)	(7.77)	0.00
Net asset value, end of period	$37.00	$37.42	$32.44	$33.49	$54.12
Total return[2]	0.31%	15.35%	1.00%	(27.48)%	46.79%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.55%	1.61%	1.53%	1.49%
Net expenses	1.46%	1.47%	1.50%	1.52%	1.49%
Net investment income (loss)	0.59%	0.23%	(0.14)%	(0.25)%	(0.44)%
Supplemental data
Portfolio turnover rate	36%	32%	15%	47%	53%
Net assets, end of period (000s omitted)	$74,037	$85,938	$85,554	$97,233	$152,947

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.29	$18.59	$19.92	$35.63	$24.46
Net investment loss	(0.03)[1]	(0.11)[1]	(0.18)[1]	(0.24)[1]	(0.39)[1]
Net realized and unrealized gains (losses) on investments	(0.05)	2.81	0.30	(7.70)	11.56
Total from investment operations	(0.08)	2.70	0.12	(7.94)	11.17
Distributions to shareholders from
Net realized gains	(0.49)	0.00	(1.45)	(7.77)	0.00
Net asset value, end of period	$20.72	$21.29	$18.59	$19.92	$35.63
Total return[2]	(0.48)%	14.52%	0.24%	(28.04)%	45.67%
Ratios to average net assets (annualized)
Gross expenses	2.33%	2.30%	2.36%	2.28%	2.24%
Net expenses	2.21%	2.22%	2.26%	2.27%	2.24%
Net investment loss	(0.17)%	(0.52)%	(0.90)%	(0.99)%	(1.19)%
Supplemental data
Portfolio turnover rate	36%	32%	15%	47%	53%
Net assets, end of period (000s omitted)	$1,077	$1,559	$2,010	$2,741	$4,704

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Global Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.32	$34.84	$35.75	$57.05	$38.74
Net investment income (loss)	0.35 [1]	0.22 [1]	0.08 [1]	0.02 [1]	(0.06)
Net realized and unrealized gains (losses) on investments	(0.08)	5.26	0.46	(13.55)	18.37
Total from investment operations	0.27	5.48	0.54	(13.53)	18.31
Distributions to shareholders from
Net investment income	(0.18)	0.00	0.00	0.00	0.00
Net realized gains	(0.49)	0.00	(1.45)	(7.77)	0.00
Total distributions to shareholders	(0.67)	0.00	(1.45)	(7.77)	0.00
Net asset value, end of period	$39.92	$40.32	$34.84	$35.75	$57.05
Total return[2]	0.64%	15.73%	1.34%	(27.20)%	47.26%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.23%	1.29%	1.19%	1.16%
Net expenses	1.14%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	0.88%	0.54%	0.21%	0.06%	(0.12)%
Supplemental data
Portfolio turnover rate	36%	32%	15%	47%	53%
Net assets, end of period (000s omitted)	$40,047	$41,514	$40,407	$47,779	$130,820

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 11

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Global Small Cap Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2025, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
12 | Allspring Special Global Small Cap Fund

Notes to financial statements
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $97,010,059 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$25,866,911
Gross unrealized losses	(7,948,312)
Net unrealized gains	$17,918,599
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Global Small Cap Fund | 13

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$2,306,107	$0	$0	$2,306,107
Belgium	603,299	0	0	603,299
Canada	2,840,198	0	0	2,840,198
France	3,008,331	0	0	3,008,331
Germany	4,061,019	0	0	4,061,019
Ireland	190,798	0	0	190,798
Italy	4,485,169	0	0	4,485,169
Japan	13,572,464	0	0	13,572,464
Norway	1,416,706	0	0	1,416,706
Spain	2,185,036	0	0	2,185,036
Sweden	1,646,373	0	0	1,646,373
Switzerland	755,461	0	0	755,461
United Kingdom	7,405,061	1	0	7,405,062
United States	67,585,983	0	0	67,585,983
Short-term investments
Investment companies	2,866,652	0	0	2,866,652
Total assets	$114,928,657	$1	$0	$114,928,658
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the year ended October 31, 2025, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
14 | Allspring Special Global Small Cap Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

	EXPENSE RATIO CAPS	RATE PRIOR TO SEPTEMBER 2, 2025
Class A	1.42%	1.47%
Class C	2.17	2.22
Institutional Class	1.10	1.15
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended October 31, 2025, Allspring Funds Distributor received $134 from the sale of Class A shares and $58 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended October 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $0, $893,644 and $(1,319,508) in interfund purchases, sales and net realized gains (losses), respectively, during the year ended October 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2025 were $42,728,900 and $58,916,184, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended October 31, 2025, there were no borrowings by the Fund under the agreement.
Allspring Special Global Small Cap Fund | 15

Notes to financial statements
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2025	2024
Ordinary income	$341,311	$0
Long-term capital gain	1,666,959	0
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$1,357,491	$181,295	$17,918,599
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in industrials sector and in North America. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
16 | Allspring Special Global Small Cap Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Special Global Small Cap Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 22, 2025
Allspring Special Global Small Cap Fund | 17

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended October 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $1,666,959 was designated as a 20% rate gain distribution for the fiscal year ended
October 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $341,311 of income dividends paid during the fiscal year ended October 31, 2025 has been designated as qualified dividend income (QDI).
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Special Global Small Cap Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Special Global Small Cap Fund | 19

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Special Global Small Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

20 | Allspring Special Global Small Cap Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the MSCI World Small Cap Index (Net), for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class, except for Class A, which was higher than the median net operating expense ratios of the expense Groups.
The Board noted that Funds Management had agreed to reduce the net operating expense caps for the Fund’s Class A, Class C, Administrator Class and Institutional Class. It was also noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for Administrator Class, and in range of the sum of the average rates for the expense Groups for Class A and Institutional Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Special Global Small Cap Fund | 21

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

22 | Allspring Special Global Small Cap Fund

This page is intentionally left blank.

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4305 10-25

Allspring Emerging Markets Equity Fund
Long Form Financial Statements
Annual Report
October 31, 2025

Allspring Emerging Markets Equity Fund | 1

Portfolio of investments—October 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 98.60%
Brazil: 3.95%
Ambev SA ADR (Consumer staples, Beverages)	6,521,112	$15,063,769
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	13,632,715	32,080,256
Banco Bradesco SA ADR (Financials, Banks)	3,276,276	11,073,813
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services)144A†	1,517,234	8,821,472
Localiza Rent a Car SA (Industrials, Ground transportation)	2,184,893	16,017,282
Lojas Renner SA (Consumer discretionary, Specialty retail)	5,340,741	14,731,846
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,796,906	9,181,674
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	644,162	7,498,046
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,813,320	10,458,536
Suzano SA (Materials, Paper & forest products)	730,900	6,642,013
Vale SA Class B ADR (Materials, Metals & mining)	1,400,978	16,937,824
		148,506,531
Chile: 1.63%
Banco Santander Chile ADR (Financials, Banks)	864,331	24,806,300
Falabella SA (Consumer discretionary, Broadline retail)	3,067,266	19,248,717
Sociedad Quimica y Minera de Chile SA ADR (Materials, Chemicals)†	354,691	17,376,312
		61,431,329
China: 20.80%
Agora, Inc. ADR (Information technology, Software)†	1,084,765	3,850,916
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	7,184,196	152,641,803
China Literature Ltd. (Communication services, Media)144A†	5,226,168	28,099,594
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	9,373,400	2,135,102
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)	2,531,768	5,114,171
Kanzhun Ltd. ADR (Industrials, Professional services)	1,229,798	27,252,324
KE Holdings, Inc. ADR (Real estate, Real estate management & development)	1,120,000	19,096,000
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	14,090,000	26,582,340
Li Auto, Inc. Class A (Consumer discretionary, Automobiles)†	2,136,000	21,922,000
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	8,627,707	18,742,006
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	4,894,870	64,252,432
SF Holding Co. Ltd. Class H (Industrials, Air freight & logistics)	1,800,000	8,353,077
Tencent Holdings Ltd. (Communication services, Interactive media & services)	2,874,600	232,689,243
Tencent Music Entertainment Group ADR (Communication services, Entertainment)	1,802,402	40,229,613
The accompanying notes are an integral part of these financial statements.
2 | Allspring Emerging Markets Equity Fund

Portfolio of investments—October 31, 2025

	Shares	Value
China(continued)
Trip.com Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	582,682	$40,754,859
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	3,698,500	24,988,096
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail)	908,967	15,897,833
Want Want China Holdings Ltd. (Consumer staples, Food products)	44,482,800	28,737,175
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	2,859,700	15,898,365
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)†	141,882	5,729,195
		782,966,144
Colombia: 0.53%
Grupo Cibest SA (Financials, Banks)	341,100	19,797,444
Hong Kong: 2.48%
AIA Group Ltd. (Financials, Insurance)	5,232,700	50,808,143
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	47,955,400	11,664,001
WH Group Ltd. (Consumer staples, Food products)144A	32,188,195	30,901,794
		93,373,938
India: 16.33%
ASK Automotive Ltd. (Consumer discretionary, Automobile components)	2,559,155	13,945,858
Axis Bank Ltd. (Financials, Banks)	3,171,923	44,049,697
Bajaj Finance Ltd. (Financials, Consumer finance)	1,482,810	17,418,638
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	4,204,052	97,297,547
Eternal Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	3,235,078	11,579,718
Fortis Healthcare Ltd. (Health care, Health care providers & services)	2,716,112	31,302,008
HDFC Bank Ltd. (Financials, Banks)	9,050,198	100,654,891
Hexaware Technologies Ltd. (Information technology, IT services)	1,170,834	9,066,351
Infosys Ltd. (Information technology, IT services)	869,831	14,524,415
ITC Ltd. (Consumer staples, Tobacco)	10,661,374	50,483,783
Kotak Mahindra Bank Ltd. (Financials, Banks)	723,182	17,125,738
Nexus Select Trust (Real estate, Retail REITs)	16,942,246	31,105,197
NTPC Green Energy Ltd. (Utilities, Independent power and renewable electricity producers)†	5,555,604	6,454,849
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)	7,144,748	119,632,803
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	821,261	18,093,022
UltraTech Cement Ltd. (Materials, Construction materials)	235,820	31,737,094
		614,471,609
Indonesia: 4.07%
Astra International Tbk. PT (Industrials, Industrial conglomerates)	80,862,600	29,904,088
Bank Central Asia Tbk. PT (Financials, Banks)	62,589,400	32,085,065
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 3

Portfolio of investments—October 31, 2025

	Shares	Value
Indonesia(continued)
Bank Rakyat Indonesia Persero Tbk. PT (Financials, Banks)	72,292,500	$17,301,512
Sumber Alfaria Trijaya Tbk. PT (Consumer staples, Consumer staples distribution & retail)	48,000,000	5,801,564
Telkom Indonesia Persero Tbk. PT (Communication services, Diversified telecommunication services)	231,500,000	44,685,208
Telkom Indonesia Persero Tbk. PT New York Stock Exchange ADR (Communication services, Diversified telecommunication services)	1,197,471	23,458,457
		153,235,894
Luxembourg: 1.70%
Allegro.eu SA (Consumer discretionary, Broadline retail)144A†	1,314,716	12,282,074
InPost SA (Industrials, Air freight & logistics)†	2,927,437	36,847,470
Zabka Group SA (Consumer staples, Consumer staples distribution & retail)†	2,579,196	14,980,708
		64,110,252
Mauritius: 0.71%
MakeMyTrip Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	334,336	26,746,880
Mexico: 3.38%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	1,292,980	29,441,155
Becle SAB de CV (Consumer staples, Beverages)	10,441,483	12,825,290
Cemex SAB de CV ADR (Materials, Construction materials)	1,611,638	16,358,126
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	8,954,292	13,046,946
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	312,412	29,479,196
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	1,323,566	12,425,284
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	4,069,400	13,470,845
		127,046,842
Peru: 0.28%
Credicorp Ltd. (Financials, Banks)	40,711	10,625,571
Philippines: 0.53%
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	6,661,139
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	3,085,936
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	10,069,404
		19,816,479
Russia: 0.00%
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃«	80,400	0
Sberbank of Russia PJSC (Acquired 8-18-2011, cost $17,232,150) (Financials, Banks)♦†˃	6,000,456	0
		0
The accompanying notes are an integral part of these financial statements.
4 | Allspring Emerging Markets Equity Fund

Portfolio of investments—October 31, 2025

	Shares	Value
Saudi Arabia: 0.41%
Saudi Arabian Oil Co. (Energy, Oil, gas & consumable fuels)144A	2,255,150	$15,581,939
Singapore: 2.11%
Grab Holdings Ltd. Class A (Industrials, Ground transportation)†	8,426,062	50,640,633
Sea Ltd. ADR (Consumer discretionary, Broadline retail)†	182,740	28,553,125
		79,193,758
South Africa: 3.25%
MTN Group Ltd. (Communication services, Wireless telecommunication services)	3,909,141	38,991,075
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,311,500	55,400,177
Standard Bank Group Ltd. (Financials, Banks)	1,907,090	28,001,086
		122,392,338
South Korea: 15.30%
KT Corp. ADR (Communication services, Diversified telecommunication services)	2,544,713	47,204,426
KT&G Corp. (Consumer staples, Tobacco)	271,091	25,534,594
LG Chem Ltd. (Materials, Chemicals)	86,809	24,219,391
NAVER Corp. (Communication services, Interactive media & services)	272,000	51,068,608
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	2,872,046	216,701,137
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	172,161	18,644,985
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)	62,064	14,026,747
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	394,467	154,768,944
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	466,000	17,106,019
SK Telecom Co. Ltd. New York Stock Exchange ADR (Communication services, Wireless telecommunication services)	330,000	6,669,300
		575,944,151
Taiwan: 16.81%
104 Corp. (Industrials, Professional services)	1,655,000	12,059,464
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	1,045,000	33,823,721
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,296,881	55,265,415
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	2,011,000	15,602,079
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	7,755,224	378,414,365
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 5

Portfolio of investments—October 31, 2025

	Shares	Value
Taiwan(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	369,052	$110,874,292
Uni-President Enterprises Corp. (Consumer staples, Food products)	10,441,368	26,730,935
		632,770,271
Thailand: 2.53%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	27,200,000	15,898,562
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	2,822,639	9,340,417
PTT PCL (Energy, Oil, gas & consumable fuels)	20,756,300	19,578,387
SCB X PCL (Financials, Banks)	4,689,500	18,998,747
Thai Beverage PCL (Consumer staples, Beverages)	84,927,000	31,319,115
		95,135,228
United Arab Emirates: 0.53%
Americana Restaurants International PLC (Consumer discretionary, Hotels, restaurants & leisure)	14,709,454	8,708,081
Talabat Holding PLC (Consumer discretionary, Hotels, restaurants & leisure)	43,475,387	11,339,501
		20,047,582
United States: 1.27%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	10,337	24,056,887
Southern Copper Corp. (Materials, Metals & mining)	170,423	23,654,712
		47,711,599
Total common stocks (Cost $1,919,967,902)		3,710,905,779

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0

	Dividend rate	Shares
Preferred stocks: 0.81%
Brazil: 0.81%
Gerdau SA (Materials, Metals & mining)	0.02	3,800,900	13,380,988
Itau Unibanco Holding SA (Financials, Banks)	0.00	1,257,100	9,215,703
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.04	1,403,200	7,759,403
Total preferred stocks (Cost $28,048,374)			30,356,094
The accompanying notes are an integral part of these financial statements.
6 | Allspring Emerging Markets Equity Fund

Portfolio of investments—October 31, 2025

		Yield	Shares	Value
Short-term investments: 1.61%
Investment companies: 1.61%
Allspring Government Money Market Fund Select Class♠∞		4.06%	60,669,542	$60,669,542
Total short-term investments (Cost $60,669,542)				60,669,542
Total investments in securities (Cost $2,008,846,509)	101.02%			3,801,931,415
Other assets and liabilities, net	(1.02)			(38,237,990)
Total net assets	100.00%			$3,763,693,425

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (an aggregate original cost of $19,644,150), representing 0.00% of its net assets as of period end.

«	This security is on loan pending return from the lending agent.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 7

Portfolio of investments—October 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$53,915,664	$704,000,658	$(697,246,780)	$0	$0	$60,669,542	60,669,542	$2,233,000
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Zepp Health Corp. ADR†	$1,957,529	$0	$(11,923,167)	$(7,970,780)	$23,665,613	$5,729,195	141,882	$0

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Markets Equity Fund

Statement of assets and liabilities—October 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,948,176,967)	$3,741,261,873
Investments in affiliated securities, at value (cost $60,669,542)	60,669,542
Cash	4,816
Cash collateral for securities on loan	1,386,647
Foreign currency, at value (cost $4,238,245)	3,171,029
Receivable for investments sold	5,301,830
Receivable for Fund shares sold	2,672,921
Receivable for dividends	2,661,605
Prepaid expenses and other assets	72,283
Total assets	3,817,202,546
Liabilities
Contingent tax liability	43,078,278
Management fee payable	3,116,120
Payable for Fund shares redeemed	3,067,392
Payable for investments purchased	2,099,782
Payable upon receipt of securities loaned	1,388,646
Administration fees payable	399,943
Shareholder servicing fees payable	40,353
Distribution fee payable	1,507
Accrued expenses and other liabilities	317,100
Total liabilities	53,509,121
Total net assets	$3,763,693,425
Net assets consist of
Paid-in capital	$2,215,953,571
Total distributable earnings	1,547,739,854
Total net assets	$3,763,693,425
Computation of net asset value and offering price per share
Net assets–Class A	$179,529,250
Shares outstanding–Class A1	5,290,276
Net asset value per share–Class A	$33.94
Maximum offering price per share – Class A2	$36.01
Net assets–Class C	$2,194,018
Shares outstanding–Class C1	78,306
Net asset value per share–Class C	$28.02
Net assets–Class R6	$522,876,372
Shares outstanding–Class R6[1]	14,778,206
Net asset value per share–Class R6	$35.38
Net assets–Institutional Class	$3,059,093,785
Shares outstanding–Institutional Class[1]	86,489,363
Net asset value per share–Institutional Class	$35.37
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 9

Statement of operations—year ended October 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $11,114,465)	$84,687,778
Income from affiliated securities	2,233,000
Interest (net of foreign withholding taxes of $14,872)	420,796
Total investment income	87,341,574
Expenses
Management fee	36,998,909
Administration fees
Class A	293,215
Class C	5,031
Class R6	136,768
Administrator Class	33,928 [1]
Institutional Class	3,891,277
Shareholder servicing fees
Class A	366,518
Class C	6,266
Administrator Class	64,882 [1]
Distribution fee
Class C	18,775
Custody and accounting fees	1,208,198
Professional fees	107,070
Registration fees	155,002
Shareholder report expenses	499,365
Trustees’ fees and expenses	38,045
Interest expense	2,465
Other fees and expenses	136,928
Total expenses	43,962,642
Less: Fee waivers and/or expense reimbursements
Fund-level	(3,266,273)
Class A	(33,079)
Class C	(2)
Class R6	(45,673)
Institutional Class	(299,197)
Net expenses	40,318,418
Net investment income	47,023,156
1 For the period from November 1, 2024 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Fund

Statement of operations—year ended October 31, 2025
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $5,284,885)	$284,496,357
Foreign currency and foreign currency translations	(737,733)
Net realized gains on investments	283,758,624
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $7,735,794)	620,104,960
Foreign currency and foreign currency translations	87,954
Net change in unrealized gains (losses) on investments	620,192,914
Net realized and unrealized gains (losses) on investments	903,951,538
Net increase in net assets resulting from operations	$950,974,694
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2025		Year ended October 31, 2024
Operations
Net investment income		$47,023,156		$51,182,529
Net realized gains (losses) on investments		283,758,624		(30,741,376)
Net change in unrealized gains (losses) on investments		620,192,914		741,182,906
Net increase in net assets resulting from operations		950,974,694		761,624,059
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,366,790)		(1,408,280)
Class C		(8,642)		0
Class R6		(6,177,753)		(5,834,546)
Administrator Class		(308,345)[1]		(383,267)
Institutional Class		(41,020,869)		(41,698,111)
Total distributions to shareholders		(48,882,399)		(49,324,204)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	843,206	24,369,459	331,203	8,212,099
Class C	6,607	152,384	5,179	107,262
Class R6	2,967,651	87,157,470	5,027,588	129,085,596
Administrator Class	96,738 [1]	2,762,866 [1]	276,602	7,270,905
Institutional Class	14,246,630	407,591,230	23,495,406	599,920,307
		522,033,409		744,596,169
Reinvestment of distributions
Class A	49,279	1,239,401	54,473	1,286,646
Class C	413	8,633	0	0
Class R6	203,205	5,309,754	199,691	4,900,420
Administrator Class	11,430 [1]	304,610 [1]	15,147	378,820
Institutional Class	1,559,952	40,792,743	1,686,203	41,396,277
		47,655,141		47,962,163
Payment for shares redeemed
Class A	(1,040,990)	(28,633,981)	(1,336,519)	(33,118,669)
Class C	(68,867)	(1,591,507)	(106,557)	(2,162,475)
Class R6	(5,281,201)	(151,506,834)	(4,561,879)	(119,164,519)
Administrator Class	(465,731)[1]	(14,116,660)[1]	(699,376)	(18,545,707)
Institutional Class	(48,274,285)	(1,395,201,939)	(39,187,004)	(1,025,688,092)
		(1,591,050,921)		(1,198,679,462)
1 For the period from November 1, 2024 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2025		Year ended October 31, 2024
	Shares		Shares
Share conversions
Administrator Class	(786,791)[2]	$(26,717,000)[2]	0	$0
Institutional Class	800,485 [2]	26,717,000 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(1,021,362,371)		(406,121,130)
Total increase (decrease) in net assets		(119,270,076)		306,178,725
Net assets
Beginning of period		3,882,963,501		3,576,784,776
End of period		$3,763,693,425		$3,882,963,501
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$26.33	$21.96	$20.18	$30.11	$27.39
Net investment income (loss)	0.28 [1]	0.24 [1]	0.26 [1]	0.18 [1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	7.59	4.35	1.70	(10.04)	2.81
Total from investment operations	7.87	4.59	1.96	(9.86)	2.74
Distributions to shareholders from
Net investment income	(0.26)	(0.22)	(0.18)	(0.07)	(0.02)
Net asset value, end of period	$33.94	$26.33	$21.96	$20.18	$30.11
Total return[2]	30.25%	21.04%	9.67%	(32.82)%	10.00%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.52%	1.57%	1.54%	1.48%
Net expenses	1.42%	1.42%	1.42%	1.43%	1.46%
Net investment income (loss)	0.99%	0.98%	1.12%	0.69%	(0.21)%
Supplemental data
Portfolio turnover rate	9%	10%	4%	5%	9%
Net assets, end of period (000s omitted)	$179,529	$143,196	$140,306	$139,997	$232,735

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Markets Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.75	$18.10	$16.64	$24.95	$22.86
Net investment income (loss)	0.05 [1]	0.04 [1]	0.07 [1]	(0.02)[1]	(0.27)[1]
Net realized and unrealized gains (losses) on investments	6.29	3.61	1.39	(8.29)	2.36
Total from investment operations	6.34	3.65	1.46	(8.31)	2.09
Distributions to shareholders from
Net investment income	(0.07)	0.00	0.00	0.00	0.00
Net asset value, end of period	$28.02	$21.75	$18.10	$16.64	$24.95
Total return[2]	29.23%	20.17%	8.77%	(33.31)%	9.14%
Ratios to average net assets (annualized)
Gross expenses	2.27%	2.26%	2.32%	2.28%	2.23%
Net expenses	2.18%	2.18%	2.19%	2.19%	2.22%
Net investment income (loss)	0.22%	0.20%	0.34%	(0.11)%	(0.98)%
Supplemental data
Portfolio turnover rate	9%	10%	4%	5%	9%
Net assets, end of period (000s omitted)	$2,194	$3,048	$4,373	$5,558	$12,260

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.44	$22.89	$21.06	$31.45	$28.59
Net investment income	0.41 [1]	0.36 [1]	0.37 [1]	0.30 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	7.90	4.53	1.76	(10.47)	2.92
Total from investment operations	8.31	4.89	2.13	(10.17)	3.00
Distributions to shareholders from
Net investment income	(0.37)	(0.34)	(0.30)	(0.22)	(0.14)
Net asset value, end of period	$35.38	$27.44	$22.89	$21.06	$31.45
Total return[2]	30.78%	21.55%	10.09%	(32.53)%	10.47%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.10%	1.15%	1.11%	1.05%
Net expenses	1.01%	1.01%	1.01%	1.01%	1.04%
Net investment income	1.40%	1.39%	1.54%	1.13%	0.23%
Supplemental data
Portfolio turnover rate	9%	10%	4%	5%	9%
Net assets, end of period (000s omitted)	$522,876	$463,455	$371,408	$368,845	$536,456

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Emerging Markets Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.43	$22.89	$21.05	$31.42	$28.57
Net investment income	0.38 [1]	0.34 [1]	0.35 [1]	0.27 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	7.91	4.52	1.76	(10.45)	2.92
Total from investment operations	8.29	4.86	2.11	(10.18)	2.96
Distributions to shareholders from
Net investment income	(0.35)	(0.32)	(0.27)	(0.19)	(0.11)
Net asset value, end of period	$35.37	$27.43	$22.89	$21.05	$31.42
Total return[2]	30.66%	21.38%	10.01%	(32.60)%	10.39%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.20%	1.25%	1.21%	1.15%
Net expenses	1.11%	1.11%	1.11%	1.11%	1.14%
Net investment income	1.30%	1.31%	1.43%	1.03%	0.12%
Supplemental data
Portfolio turnover rate	9%	10%	4%	5%	9%
Net assets, end of period (000s omitted)	$3,059,094	$3,241,343	$3,024,598	$2,969,992	$5,334,340

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 17

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair
18 | Allspring Emerging Markets Equity Fund

Notes to financial statements
value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund, along with other Allspring Funds, participated through March 29, 2023, the termination date, in a securities lending program (the “Program”) for Allspring Funds. The Fund received cash collateral in connection with its securities lending transactions, which collateral was invested in Securities Lending Cash Investments, LLC, an affiliated non-registered investment company, which was liquidated upon termination of the Program. Effective at the close of business on March 29, 2023, the Fund has one unsettled loan which is fully collateralized by cash and will continue to hold the cash collateral until the security is returned to the Fund.
Income earned from investment (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of operations.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Emerging Markets Equity Fund | 19

Notes to financial statements
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $2,114,861,410 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,879,684,121
Gross unrealized losses	(192,614,116)
Net unrealized gains	$1,687,070,005
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassification is due to foreign capital gains. At October 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$1,605,813	$(1,605,813)
As of October 31, 2025, the Fund had capital loss carryforwards which consist of $89,259,868 in short-term capital losses and $117,818,172 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring Emerging Markets Equity Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$148,506,531	$0	$0	$148,506,531
Chile	61,431,329	0	0	61,431,329
China	782,966,144	0	0	782,966,144
Colombia	19,797,444	0	0	19,797,444
Hong Kong	93,373,938	0	0	93,373,938
India	614,471,609	0	0	614,471,609
Indonesia	153,235,894	0	0	153,235,894
Luxembourg	64,110,252	0	0	64,110,252
Mauritius	26,746,880	0	0	26,746,880
Mexico	127,046,842	0	0	127,046,842
Peru	10,625,571	0	0	10,625,571
Philippines	19,816,479	0	0	19,816,479
Russia	0	0	0	0
Saudi Arabia	0	15,581,939	0	15,581,939
Singapore	79,193,758	0	0	79,193,758
South Africa	122,392,338	0	0	122,392,338
South Korea	575,944,151	0	0	575,944,151
Taiwan	632,770,271	0	0	632,770,271
Thailand	95,135,228	0	0	95,135,228
United Arab Emirates	11,339,501	8,708,081	0	20,047,582
United States	47,711,599	0	0	47,711,599
Convertible debentures	0	0	0	0
Preferred stocks
Brazil	30,356,094	0	0	30,356,094
Short-term investments
Investment companies	60,669,542	0	0	60,669,542
Total assets	$3,777,641,395	$24,290,020	$0	$3,801,931,415
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the year ended October 31, 2025, the management fee was equivalent to an annual rate of 1.02% of the Fund’s average daily net assets.
Allspring Emerging Markets Equity Fund | 21

Notes to financial statements
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.43%
Class C	2.18
Class R6	1.01
Institutional Class	1.11
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended October 31, 2025, Allspring Funds Distributor received $1,977 from the sale of Class A shares and $6 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended October 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2025 were $322,782,267 and $1,361,378,894, respectively.
22 | Allspring Emerging Markets Equity Fund

Notes to financial statements
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
During the year ended October 31, 2025, the Fund had average borrowings outstanding of $43,562 at an average rate of 5.66% and paid interest in the amount of $2,465. The maximum amount borrowed during the year ended October 31, 2025 was $5,300,000.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2025	2024
Ordinary income	$48,882,399	$49,324,204
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$70,432,211	$1,684,388,964	$(207,078,040)
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in information technology sector and in Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9.MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of October 31, 2025, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $19,644,150.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Emerging Markets Equity Fund | 23

Notes to financial statements
12.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
13.CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
24 | Allspring Emerging Markets Equity Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Emerging Markets Equity Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 22, 2025
Allspring Emerging Markets Equity Fund | 25

Other information (unaudited)
Other information
Tax information
Pursuant to Section 854 of the Internal Revenue Code, $47,021,700 of income dividends paid during the fiscal year ended October 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended October 31, 2025, $2,804,473 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2025. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$14,705,009	$0.1379	99.46%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

26 | Allspring Emerging Markets Equity Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Emerging Markets Equity Fund | 27

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Emerging Markets Equity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

28 | Allspring Emerging Markets Equity Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was in range of the average investment performance of the Universe for the three- and ten-year periods under review, and lower than the average investment performance of the Universe for the one- and five-year periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net) (USD), for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board noted that it had previously been notified of a change in the portfolio managers of the Fund, which had been implemented in September 2021, and that the investment performance of the Fund for most of the periods covered did not reflect the investment performance of the Fund’s new portfolio managers. The Board noted that it would continue to review the Fund’s investment performance going forward to monitor implementation of the new portfolio managers.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups for Class A, Institutional Class and Class R6, and higher than the median net operating expense ratios of the expense Groups for Administrator Class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for Class R6, and higher than the sum of the average rates for the expense Groups for Class A, Administrator Class and Institutional Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

Allspring Emerging Markets Equity Fund | 29

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30 | Allspring Emerging Markets Equity Fund

This page is intentionally left blank.

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0663 10-25

Allspring International Equity Fund
Long Form Financial Statements
Annual Report
October 31, 2025

Allspring International Equity Fund | 1

Portfolio of investments—October 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 96.82%
Canada: 3.14%
Restaurant Brands International, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	51,878	$3,407,866
TC Energy Corp. (Energy, Oil, gas & consumable fuels)	39,642	1,988,443
		5,396,309
Denmark: 1.56%
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	55,044	2,684,255
Finland: 1.53%
Nordea Bank Abp Helsinki Stock Exchange (Financials, Banks)	153,699	2,624,643
France: 18.85%
Air Liquide SA (Materials, Chemicals)	12,162	2,353,992
AXA SA (Financials, Insurance)	99,974	4,336,294
Capgemini SE (Information technology, IT services)	12,500	1,923,485
L’Oreal SA (Consumer staples, Personal care products)	6,841	2,859,596
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	9,028	6,369,589
Sanofi SA (Health care, Pharmaceuticals)	26,670	2,692,927
Schneider Electric SE (Industrials, Electrical equipment)	15,526	4,404,217
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	17,499	1,088,183
Veolia Environnement SA (Utilities, Multi-utilities)	80,421	2,655,777
Vinci SA (Industrials, Construction & engineering)	27,607	3,688,078
		32,372,138
Germany: 16.25%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	18,012	3,400,739
Allianz SE (Financials, Insurance)	9,820	3,941,284
Deutsche Boerse AG (Financials, Capital markets)	10,102	2,555,873
Deutsche Post AG (Industrials, Air freight & logistics)	71,489	3,279,592
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	94,487	2,928,602
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	30,500	1,206,548
Rheinmetall AG (Industrials, Aerospace & defense)	1,003	1,967,118
SAP SE (Information technology, Software)	17,949	4,643,627
Siemens AG (Industrials, Industrial conglomerates)	14,114	3,994,731
		27,918,114
Ireland: 0.99%
TE Connectivity PLC (Information technology, Electronic equipment, instruments & components)	6,909	1,706,592
Italy: 3.03%
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	35,437	2,124,016
Prysmian SpA (Industrials, Electrical equipment)	29,724	3,077,356
		5,201,372
The accompanying notes are an integral part of these financial statements.
2 | Allspring International Equity Fund

Portfolio of investments—October 31, 2025

	Shares	Value
Japan: 16.84%
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	168,700	$1,818,251
Hitachi Ltd. (Industrials, Industrial conglomerates)	168,000	5,797,314
Nintendo Co. Ltd. (Communication services, Entertainment)	29,100	2,463,237
ORIX Corp. (Financials, Financial services)	135,800	3,313,270
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	118,400	1,510,443
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	131,300	3,546,830
Tokio Marine Holdings, Inc. (Financials, Insurance)	96,400	3,616,798
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	17,300	3,836,961
Toyota Motor Corp. (Consumer discretionary, Automobiles)	148,300	3,019,696
		28,922,800
Netherlands: 8.48%
Airbus SE (Industrials, Aerospace & defense)	18,434	4,534,313
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	4,483	4,748,528
ING Groep NV (Financials, Banks)	210,701	5,275,017
		14,557,858
South Korea: 2.42%
Samsung Electronics Co. Ltd. GDR (Information technology, Technology hardware, storage & peripherals)	2,232	4,162,680
Switzerland: 4.69%
Nestle SA (Consumer staples, Food products)	24,227	2,314,473
Novartis AG (Health care, Pharmaceuticals)	35,144	4,335,191
Sika AG (Materials, Chemicals)	7,200	1,406,449
		8,056,113
Taiwan: 1.34%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	7,675	2,305,800
United Kingdom: 16.99%
AstraZeneca PLC (Health care, Pharmaceuticals)	25,980	4,256,001
BAE Systems PLC (Industrials, Aerospace & defense)	115,284	2,833,602
Barclays PLC (Financials, Banks)	1,070,543	5,723,934
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	20,844	1,851,572
Diageo PLC (Consumer staples, Beverages)	97,025	2,230,580
National Grid PLC (Utilities, Multi-utilities)	104,150	1,559,769
RELX PLC (Industrials, Professional services)	44,718	1,972,104
Rio Tinto PLC (Materials, Metals & mining)	44,535	3,209,618
Shell PLC (Energy, Oil, gas & consumable fuels)	75,884	2,838,638
Unilever PLC (Consumer staples, Personal care products)	45,045	2,715,568
		29,191,386
United States: 0.71%
EOG Resources, Inc. (Energy, Oil, gas & consumable fuels)	11,508	1,218,007
Total common stocks (Cost $125,609,868)		166,318,067
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 3

Portfolio of investments—October 31, 2025

		Yield	Shares	Value
Short-term investments: 1.77%
Investment companies: 1.77%
Allspring Government Money Market Fund Select Class♠∞		4.06%	3,039,282	$3,039,282
Total short-term investments (Cost $3,039,282)				3,039,282
Total investments in securities (Cost $128,649,150)	98.59%			169,357,349
Other assets and liabilities, net	1.41			2,430,663
Total net assets	100.00%			$171,788,012

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,457,188	$58,146,814	$(56,564,720)	$0	$0	$3,039,282	3,039,282	$78,810
The accompanying notes are an integral part of these financial statements.
4 | Allspring International Equity Fund

Statement of assets and liabilities—October 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $125,609,868)	$166,318,067
Investments in affiliated securities, at value (cost $3,039,282)	3,039,282
Cash	20,438
Foreign currency, at value (cost $31,292)	30,923
Receivable for dividends	2,629,146
Receivable for Fund shares sold	11,809
Total assets	172,049,665
Liabilities
Management fee payable	102,009
Registration fees payable	39,375
Administration fees payable	26,748
Shareholder servicing fee payable	24,455
Shareholder report expenses payable	16,995
Insurance dues payable	15,501
Professional fees payable	13,474
Payable for Fund shares redeemed	10,923
Trustees’ fees and expenses payable	777
Distribution fee payable	666
Accrued expenses and other liabilities	10,730
Total liabilities	261,653
Total net assets	$171,788,012
Net assets consist of
Paid-in capital	$189,422,140
Total distributable loss	(17,634,128)
Total net assets	$171,788,012
Computation of net asset value and offering price per share
Net assets–Class A	$106,238,279
Shares outstanding–Class A1	6,901,997
Net asset value per share–Class A	$15.39
Maximum offering price per share – Class A2	$16.33
Net assets–Class C	$1,004,250
Shares outstanding–Class C1	65,618
Net asset value per share–Class C	$15.30
Net assets–Class R6	$5,461,712
Shares outstanding–Class R6[1]	360,461
Net asset value per share–Class R6	$15.15
Net assets–Institutional Class	$59,083,771
Shares outstanding–Institutional Class[1]	3,889,167
Net asset value per share–Institutional Class	$15.19
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 5

Statement of operations—year ended October 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $706,199)	$5,755,002
Interest (net of foreign withholding taxes of $2,450)	207,270
Income from affiliated securities	78,810
Total investment income	6,041,082
Expenses
Management fee	1,631,546
Administration fees
Class A	221,624
Class C	1,843
Class R6	2,842
Administrator Class	8,565 [1]
Institutional Class	98,965
Shareholder servicing fees
Class A	277,030
Class C	2,221
Administrator Class	16,412 [1]
Distribution fee
Class C	6,628
Custody and accounting fees	5,794
Professional fees	52,696
Registration fees	35,519
Shareholder report expenses	49,319
Trustees’ fees and expenses	6,892
Interest expense	15,872
Other fees and expenses	15,455
Total expenses	2,449,223
Less: Fee waivers and/or expense reimbursements
Fund-level	(245,067)
Class A	(96,783)
Class C	(294)
Institutional Class	(39,588)
Net expenses	2,067,491
Net investment income	3,973,591
1 For the period from November 1, 2024 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Allspring International Equity Fund

Statement of operations—year ended October 31, 2025
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	$23,910,058
Foreign currency and foreign currency translations	80,564
Net realized gains on investments	23,990,622
Net change in unrealized gains (losses) on
Unaffiliated securities	13,082,249
Foreign currency and foreign currency translations	141,647
Net change in unrealized gains (losses) on investments	13,223,896
Net realized and unrealized gains (losses) on investments	37,214,518
Net increase in net assets resulting from operations	$41,188,109
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2025		Year ended October 31, 2024
Operations
Net investment income		$3,973,591		$4,947,803
Net realized gains on investments		23,990,622		15,289,072
Net change in unrealized gains (losses) on investments		13,223,896		19,149,861
Net increase in net assets resulting from operations		41,188,109		39,386,736
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,521,996)		(2,664,242)
Class C		(13,443)		(19,773)
Class R6		(326,721)		(455,764)
Administrator Class		(146,803)[1]		(194,309)
Institutional Class		(2,057,897)		(2,547,310)
Total distributions to shareholders		(5,066,860)		(5,881,398)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	598,206	8,308,715	273,478	3,549,221
Class C	25,607	375,128	3,061	39,648
Class R6	478,782	6,962,330	80,783	1,039,258
Administrator Class	2,234 [1]	30,225 [1]	10,424	135,710
Institutional Class	984,179	13,461,872	895,461	11,509,852
		29,138,270		16,273,689
Reinvestment of distributions
Class A	173,769	2,434,654	196,639	2,573,741
Class C	968	13,443	1,519	19,718
Class R6	22,464	310,640	23,052	298,049
Administrator Class	10,765 [1]	145,509 [1]	14,942	192,028
Institutional Class	144,732	1,991,036	192,944	2,496,610
		4,895,282		5,580,146
Payment for shares redeemed
Class A	(2,376,754)	(34,155,121)	(1,682,435)	(21,858,995)
Class C	(39,581)	(540,923)	(95,719)	(1,208,711)
Class R6	(1,026,144)	(14,851,800)	(1,298,793)	(17,030,688)
Administrator Class	(68,860)[1]	(914,500)[1]	(139,562)	(1,769,336)
Institutional Class	(4,908,536)	(69,355,417)	(4,688,556)	(57,268,158)
		(119,817,761)		(99,135,888)
1 For the period from November 1, 2024 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring International Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2025		Year ended October 31, 2024
	Shares		Shares
Share conversions
Administrator Class	(534,990)[2]	$(7,927,854)[2]	0	$0
Institutional Class	530,874 [2]	7,927,854 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(85,784,209)		(77,282,053)
Total decrease in net assets		(49,662,960)		(43,776,715)
Net assets
Beginning of period		221,450,972		265,227,687
End of period		$171,788,012		$221,450,972
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.96	$11.41	$10.04	$13.34	$10.43
Net investment income	0.25 [1]	0.24 [1]	0.22 [1]	0.16	0.23 [1]
Net realized and unrealized gains (losses) on investments	2.50	1.61	1.34	(3.17)	2.89
Total from investment operations	2.75	1.85	1.56	(3.01)	3.12
Distributions to shareholders from
Net investment income	(0.32)	(0.30)	(0.19)	(0.27)	(0.21)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	0.00
Total distributions to shareholders	(0.32)	(0.30)	(0.19)	(0.29)	(0.21)
Net asset value, end of period	$15.39	$12.96	$11.41	$10.04	$13.34
Total return[2]	21.46%	16.18%	15.53%	(22.84)%	29.92%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.35%	1.45%	1.40%	1.36%
Net expenses	1.13%	1.13%	1.12%	1.13%	1.13%
Net investment income	1.79%	1.83%	1.82%	1.50%	1.73%
Supplemental data
Portfolio turnover rate	22%	44%	126%	58%	95%
Net assets, end of period (000s omitted)	$106,238	$110,254	$110,902	$116,735	$170,419

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.89	$11.34	$9.99	$13.22	$10.31
Net investment income	0.13 [1]	0.13 [1]	0.12 [1]	0.09 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	2.49	1.61	1.32	(3.17)	2.89
Total from investment operations	2.62	1.74	1.44	(3.08)	2.98
Distributions to shareholders from
Net investment income	(0.21)	(0.19)	(0.09)	(0.13)	(0.07)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	0.00
Total distributions to shareholders	(0.21)	(0.19)	(0.09)	(0.15)	(0.07)
Net asset value, end of period	$15.30	$12.89	$11.34	$9.99	$13.22
Total return[2]	20.51%	15.33%	14.51%	(23.38)%	28.94%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.09%	2.20%	2.14%	2.12%
Net expenses	1.90%	1.89%	1.89%	1.89%	1.89%
Net investment income	0.91%	1.01%	1.01%	0.76%	0.72%
Supplemental data
Portfolio turnover rate	22%	44%	126%	58%	95%
Net assets, end of period (000s omitted)	$1,004	$1,014	$1,926	$3,324	$6,490

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.78	$11.26	$9.92	$13.22	$10.36
Net investment income	0.32 [1]	0.32 [1]	0.26 [1]	0.22	0.31
Net realized and unrealized gains (losses) on investments	2.43	1.55	1.31	(3.16)	2.81
Total from investment operations	2.75	1.87	1.57	(2.94)	3.12
Distributions to shareholders from
Net investment income	(0.38)	(0.35)	(0.23)	(0.34)	(0.26)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	0.00
Total distributions to shareholders	(0.38)	(0.35)	(0.23)	(0.36)	(0.26)
Net asset value, end of period	$15.15	$12.78	$11.26	$9.92	$13.22
Total return[2]	21.81%	16.61%	15.87%	(22.56)%	30.17%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	1.02%	0.97%	0.95%
Net expenses	0.80%	0.79%	0.79%	0.79%	0.79%
Net investment income	2.34%	2.54%	2.23%	1.83%	1.70%
Supplemental data
Portfolio turnover rate	22%	44%	126%	58%	95%
Net assets, end of period (000s omitted)	$5,462	$11,311	$23,429	$42,385	$55,639

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.80	$11.27	$9.93	$13.22	$10.34
Net investment income	0.30 [1]	0.27 [1]	0.24 [1]	0.22 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	2.45	1.60	1.32	(3.16)	2.88
Total from investment operations	2.75	1.87	1.56	(2.94)	3.13
Distributions to shareholders from
Net investment income	(0.36)	(0.34)	(0.22)	(0.33)	(0.25)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	0.00
Total distributions to shareholders	(0.36)	(0.34)	(0.22)	(0.35)	(0.25)
Net asset value, end of period	$15.19	$12.80	$11.27	$9.93	$13.22
Total return[2]	21.81%	16.57%	15.75%	(22.56)%	30.30%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.03%	1.12%	1.07%	1.03%
Net expenses	0.85%	0.84%	0.84%	0.84%	0.84%
Net investment income	2.16%	2.13%	2.07%	1.79%	1.93%
Supplemental data
Portfolio turnover rate	22%	44%	126%	58%	95%
Net assets, end of period (000s omitted)	$59,084	$91,360	$121,069	$127,869	$192,670

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 13

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring International Equity Fund ( the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2025, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
14 | Allspring International Equity Fund

Notes to financial statements
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $130,655,461 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$45,115,171
Gross unrealized losses	(6,413,283)
Net unrealized gains	$38,701,888
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassification is due to corporate actions. At October 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable loss
$(86,937)	$86,937
As of October 31, 2025, the Fund had capital loss carryforwards which consist of $18,778,738 in short-term capital losses and $38,539,347 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring International Equity Fund | 15

Notes to financial statements
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Canada	$5,396,309	$0	$0	$5,396,309
Denmark	2,684,255	0	0	2,684,255
Finland	2,624,643	0	0	2,624,643
France	32,372,138	0	0	32,372,138
Germany	27,918,114	0	0	27,918,114
Ireland	1,706,592	0	0	1,706,592
Italy	5,201,372	0	0	5,201,372
Japan	28,922,800	0	0	28,922,800
Netherlands	14,557,858	0	0	14,557,858
South Korea	4,162,680	0	0	4,162,680
Switzerland	8,056,113	0	0	8,056,113
Taiwan	2,305,800	0	0	2,305,800
United Kingdom	29,191,386	0	0	29,191,386
United States	1,218,007	0	0	1,218,007
Short-term investments
Investment companies	3,039,282	0	0	3,039,282
Total assets	$169,357,349	$0	$0	$169,357,349
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
16 | Allspring International Equity Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.800%
Next $1 billion	0.750
Next $2 billion	0.725
Next $1 billion	0.700
Next $5 billion	0.690
Over $10 billion	0.680
For the year ended October 31, 2025, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.14%
Class C	1.89
Class R6	0.79
Institutional Class	0.84
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended October 31, 2025, Allspring Funds Distributor received $1,181 from the sale of Class A shares and $54 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended October 31, 2025.
Allspring International Equity Fund | 17

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2025 were $44,908,791 and $132,937,709, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
During the year ended October 31, 2025, the Fund had average borrowings outstanding of $280,548 at an average rate of 5.66% and paid interest in the amount of $15,872. The maximum amount borrowed during the year ended October 31, 2025 was $45,100,000.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2025	2024
Ordinary income	$5,066,860	$5,881,398
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$944,867	$38,701,888	$(57,318,085)
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Europe. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
18 | Allspring International Equity Fund

Notes to financial statements
The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
Allspring International Equity Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring International Equity Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 22, 2025
20 | Allspring International Equity Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 1% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended October 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $5,480,849 of income dividends paid during the fiscal year ended October 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended October 31, 2025, $81,982 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2025. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$413,989	$0.0369	98.59%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring International Equity Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring International Equity Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring International Equity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring International Equity Fund | 23

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the MSCI EAFE Index (Net), for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and the Fund’s strategy and benchmark change that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for Administrator Class and Institutional Class, equal the median net operating expense ratios of the expense Groups for Class A, and in range of the median net operating expense ratios of the expense Groups for Class R6.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for Administrator Class, and higher than the sum of the average rates for the expense Groups for Class A, Institutional Class and Class R6.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

24 | Allspring International Equity Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring International Equity Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3311 10-25

Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund)
Long Form Financial Statements
Annual Report
October 31, 2025

Allspring Emerging Markets Equity Advantage Fund | 1

Portfolio of investments—October 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 94.87%
Brazil: 4.52%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	792,400	$1,864,661
Banco BTG Pactual SA (Financials, Capital markets)	259,272	2,352,747
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Utilities, Water utilities)	112,000	2,744,442
Fras-Le SA (Consumer discretionary, Automobile components)	453,200	1,933,278
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	531,900	2,717,856
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	289,963	3,204,091
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	555,060	3,305,630
		18,122,705
Chile: 0.52%
Banco Itau Chile SA (Financials, Banks)	114,149	2,073,829
China: 28.02%
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	939,000	19,950,827
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	225,600	2,351,648
Baidu, Inc. Class A (Communication services, Interactive media & services)†	150,944	2,284,396
China Construction Bank Corp. Class H (Financials, Banks)	5,762,000	5,709,686
China Merchants Bank Co. Ltd. Class H (Financials, Banks)	568,500	3,558,543
China Resources Land Ltd. (Real estate, Real estate management & development)	798,500	2,883,439
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A	1,355,200	1,958,535
Chinasoft International Ltd. (Information technology, IT services)	2,312,000	1,731,646
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	674,500	2,567,606
Contemporary Amperex Technology Co. Ltd. Class A (Industrials, Electrical equipment)	82,658	4,517,523
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	231,800	2,018,039
H World Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	650,500	2,533,171
Industrial & Commercial Bank of China Ltd. Class H (Financials, Banks)	3,300,000	2,556,576
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	439,878	1,694,978
JD.com, Inc. Class A (Consumer discretionary, Broadline retail)	181,250	2,976,302
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	12,300	2,472,675
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	248,758	2,671,734
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	996,700	3,395,007
Ping An Insurance Group Co. of China Ltd. Class A (Financials, Insurance)	516,402	4,198,207
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	431,500	2,446,424
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	112,400	3,397,882
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	294,100	2,539,603
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	937,200	2,336,201
Tencent Holdings Ltd. (Communication services, Interactive media & services)	309,400	25,044,894
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	176,800	2,470,929
Yealink Network Technology Corp. Ltd. Class A (Information technology, Communications equipment)	424,732	2,149,514
		112,415,985
The accompanying notes are an integral part of these financial statements.
2 | Allspring Emerging Markets Equity Advantage Fund

Portfolio of investments—October 31, 2025

	Shares	Value
Greece: 0.92%
Piraeus Financial Holdings SA (Financials, Banks)	473,089	$3,692,813
Hong Kong: 0.93%
China Overseas Land & Investment Ltd. (Real estate, Real estate management & development)	1,079,000	1,809,315
Lenovo Group Ltd. (Information technology, Technology hardware, storage & peripherals)	1,326,000	1,938,519
		3,747,834
Hungary: 0.62%
OTP Bank Nyrt (Financials, Banks)	26,260	2,504,690
India: 13.37%
Ashok Leyland Ltd. (Industrials, Machinery)	1,454,731	2,319,310
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	19,031	1,906,396
Bank of Maharashtra (Financials, Banks)	4,934,619	3,281,362
DLF Ltd. (Real estate, Real estate management & development)	366,924	3,125,857
Embassy Office Parks REIT (Real estate, Office REITs)	1,151,962	5,566,375
GAIL India Ltd. (Utilities, Gas utilities)	923,927	1,902,158
HDFC Asset Management Co. Ltd. (Financials, Capital markets)144A	44,269	2,682,433
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)	109,263	3,001,644
IndiaMart InterMesh Ltd. (Industrials, Trading companies & distributors)144A	74,082	2,051,184
Infosys Ltd. (Information technology, IT services)	270,605	4,518,555
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	4,035,903	3,857,172
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	239,809	2,363,208
Nuvama Wealth Management Ltd. (Financials, Capital markets)	46,338	3,701,977
Power Finance Corp. Ltd. (Financials, Financial services)	570,607	2,592,025
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	1,073,511	3,484,599
Shriram Finance Ltd. (Financials, Consumer finance)	334,971	2,825,912
State Bank of India (Financials, Banks)	422,262	4,457,068
		53,637,235
Indonesia: 0.44%
Bank Negara Indonesia Persero Tbk. PT (Financials, Banks)	6,792,400	1,788,978
Malaysia: 0.44%
Hong Leong Bank Bhd. (Financials, Banks)	356,800	1,751,626
Mexico: 2.04%
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	21,704	2,047,990
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	235,000	2,206,117
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	487,800	1,955,296
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	596,091	1,973,227
		8,182,630
Peru: 0.49%
Credicorp Ltd. (Financials, Banks)	7,599	1,983,339
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 3

Portfolio of investments—October 31, 2025

	Shares	Value
Poland: 0.64%
Budimex SA (Industrials, Construction & engineering)	16,104	$2,557,976
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining)♦†˃	1,142,750	0
Saudi Arabia: 3.80%
Al Rajhi Bank (Financials, Banks)	135,772	3,837,476
Arabian Internet & Communications Services Co. (Information technology, IT services)	33,255	2,233,503
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	235,301	4,245,175
Saudi National Bank (Financials, Banks)	278,613	2,964,597
The Company for Cooperative Insurance (Financials, Insurance)	53,930	1,958,581
		15,239,332
Singapore: 1.38%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	239,200	2,096,315
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	1,051,400	3,433,044
		5,529,359
South Africa: 2.92%
Absa Group Ltd. (Financials, Banks)	274,228	3,065,976
Gold Fields Ltd. ADR (Materials, Metals & mining)	91,054	3,497,384
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	44,780	3,151,143
Standard Bank Group Ltd. (Financials, Banks)	136,497	2,004,134
		11,718,637
South Korea: 8.99%
Coway Co. Ltd. (Consumer discretionary, Household durables)	23,279	1,457,439
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	14,741	2,488,304
KB Financial Group, Inc. (Financials, Banks)	53,553	4,382,720
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	50,151	1,784,633
Kia Corp. (Consumer discretionary, Automobiles)	50,727	4,268,936
POSCO Holdings, Inc. (Materials, Metals & mining)	11,644	2,537,611
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	253,956	19,161,446
		36,081,089
Taiwan: 20.88%
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	966,000	7,777,398
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	106,000	3,430,923
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	934,000	7,823,591
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	26,000	1,873,394
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	201,000	8,565,434
The accompanying notes are an integral part of these financial statements.
4 | Allspring Emerging Markets Equity Advantage Fund

Portfolio of investments—October 31, 2025

	Shares	Value
Taiwan(continued)
Nan Pao Resins Chemical Co. Ltd. (Materials, Chemicals)	147,000	$1,757,344
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	316,000	3,088,969
Sercomm Corp. (Information technology, Communications equipment)	533,000	1,718,236
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	920,000	44,891,188
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	20,000	2,839,855
		83,766,332
Thailand: 0.49%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	3,388,300	1,980,482
Turkey: 0.37%
Akbank TAS (Financials, Banks)	1,024,612	1,481,343
United Arab Emirates: 1.42%
ADNOC Drilling Co. PJSC (Energy, Energy equipment & services)	1,148,627	1,745,011
Emaar Properties PJSC (Real estate, Real estate management & development)	460,641	1,780,885
Emirates NBD Bank PJSC (Financials, Banks)	283,111	2,165,948
		5,691,844
United Kingdom: 0.45%
Fresnillo PLC (Materials, Metals & mining)	61,557	1,796,874
United States: 1.22%
Southern Copper Corp. (Materials, Metals & mining)	35,266	4,894,921
Total common stocks (Cost $249,582,571)		380,639,853

	Dividend rate
Preferred stocks: 3.08%
Brazil: 0.53%
Itau Unibanco Holding SA (Financials, Banks)	0.00	290,270	2,127,947
South Korea: 2.55%
LG Chem Ltd. (Materials, Chemicals)	0.74	22,655	3,135,684
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	120,151	7,117,561
			10,253,245
Total preferred stocks (Cost $7,453,583)			12,381,192
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 5

Portfolio of investments—October 31, 2025

		Yield	Shares	Value
Short-term investments: 1.79%
Investment companies: 1.79%
Allspring Government Money Market Fund Select Class♠∞		4.06%	7,179,646	$7,179,646
Total short-term investments (Cost $7,179,646)				7,179,646
Total investments in securities (Cost $264,215,800)	99.74%			400,200,691
Other assets and liabilities, net	0.26			1,037,497
Total net assets	100.00%			$401,238,188

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $0 (original cost of $1,726,284), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,924,522	$122,064,431	$(125,809,307)	$0	$0	$7,179,646	7,179,646	$388,397
The accompanying notes are an integral part of these financial statements.
6 | Allspring Emerging Markets Equity Advantage Fund

Statement of assets and liabilities—October 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $257,036,154)	$393,021,045
Investments in affiliated securities, at value (cost $7,179,646)	7,179,646
Cash	2,919
Foreign currency, at value (cost $1,257,786)	1,251,576
Receivable for Fund shares sold	646,554
Receivable for dividends	448,352
Prepaid expenses and other assets	51,192
Total assets	402,601,284
Liabilities
Contingent tax liability	871,222
Management fee payable	293,167
Payable for Fund shares redeemed	46,769
Administration fees payable	44,250
Shareholder servicing fees payable	18,517
Distribution fee payable	813
Accrued expenses and other liabilities	88,358
Total liabilities	1,363,096
Total net assets	$401,238,188
Net assets consist of
Paid-in capital	$293,739,424
Total distributable earnings	107,498,764
Total net assets	$401,238,188
Computation of net asset value and offering price per share
Net assets–Class A	$82,182,859
Shares outstanding–Class A1	5,489,242
Net asset value per share–Class A	$14.97
Maximum offering price per share – Class A2	$15.88
Net assets–Class C	$1,242,591
Shares outstanding–Class C1	83,734
Net asset value per share–Class C	$14.84
Net assets–Class R6	$83,409,041
Shares outstanding–Class R6[1]	5,580,844
Net asset value per share–Class R6	$14.95
Net assets–Institutional Class	$234,403,697
Shares outstanding–Institutional Class[1]	15,622,832
Net asset value per share–Institutional Class	$15.00
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 7

Statement of operations—year ended October 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,358,263)	$10,260,839
Income from affiliated securities	388,397
Interest (net of foreign withholding taxes of $11)	2,298
Total investment income	10,651,534
Expenses
Management fee	3,828,635
Administration fees
Class A	144,954
Class C	2,801
Class R6	22,045
Administrator Class	1,720 [1]
Institutional Class	280,725
Shareholder servicing fees
Class A	181,148
Class C	3,482
Administrator Class	2,721 [1]
Distribution fee
Class C	10,408
Custody and accounting fees	220,254
Professional fees	96,210
Registration fees	98,432
Shareholder report expenses	44,690
Trustees’ fees and expenses	7,095
Other fees and expenses	69,976
Total expenses	5,015,296
Less: Fee waivers and/or expense reimbursements
Fund-level	(326,760)
Class A	(41,555)
Class C	(186)
Institutional Class	(78,954)
Net expenses	4,567,841
Net investment income	6,083,693
1 For the period from November 1, 2024 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Markets Equity Advantage Fund

Statement of operations—year ended October 31, 2025
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $1,077,198)	$22,788,333
Foreign currency and foreign currency translations	(267,666)
Net realized gains on investments	22,520,667
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $1,436,899)	51,688,266
Foreign currency and foreign currency translations	14,041
Net change in unrealized gains (losses) on investments	51,702,307
Net realized and unrealized gains (losses) on investments	74,222,974
Net increase in net assets resulting from operations	$80,306,667
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2025		Year ended October 31, 2024
Operations
Net investment income		$6,083,693		$7,807,593
Net realized gains on investments		22,520,667		11,217,124
Net change in unrealized gains (losses) on investments		51,702,307		66,364,733
Net increase in net assets resulting from operations		80,306,667		85,389,450
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,037,320)		(1,034,143)
Class C		(14,009)		(17,898)
Class R6		(1,303,181)		(1,204,244)
Administrator Class		(21,056)[1]		(25,052)
Institutional Class		(3,712,346)		(3,943,569)
Total distributions to shareholders		(6,087,912)		(6,224,906)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	522,829	6,408,430	482,975	5,658,590
Class C	2,021	25,619	9,032	108,288
Class R6	1,650,302	19,922,273	4,153,699	45,645,051
Administrator Class	160,438 [1]	1,935,281 [1]	391,390	4,576,447
Institutional Class	1,691,549	20,823,475	3,651,188	42,609,894
		49,115,078		98,598,270
Reinvestment of distributions
Class A	78,634	989,099	85,747	990,095
Class C	1,146	13,995	1,569	17,866
Class R6	91,633	1,164,129	92,520	1,077,743
Administrator Class	1,657 [1]	20,802 [1]	2,130	24,794
Institutional Class	287,787	3,640,777	321,798	3,724,800
		5,828,802		5,835,298
Payment for shares redeemed
Class A	(898,103)	(11,392,429)	(1,214,444)	(13,978,783)
Class C	(77,513)	(947,122)	(110,622)	(1,254,778)
Class R6	(1,272,559)	(16,697,641)	(2,001,402)	(23,858,819)
Administrator Class	(174,529)[1]	(2,131,631)[1]	(420,973)	(4,987,050)
Institutional Class	(5,108,459)	(63,341,092)	(5,547,129)	(63,012,897)
		(94,509,915)		(107,092,327)
1 For the period from November 1, 2024 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Advantage Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2025		Year ended October 31, 2024
	Shares		Shares
Share conversions
Administrator Class	(112,114)[2]	$(1,603,581)[2]	0	$0
Institutional Class	112,782 [2]	1,603,581 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(39,566,035)		(2,658,759)
Total increase in net assets		34,652,720		76,505,785
Net assets
Beginning of period		366,585,468		290,079,683
End of period		$401,238,188		$366,585,468
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.28	$9.69	$9.03	$12.67	$10.33
Net investment income	0.18 [1]	0.22 [1]	0.25 [1]	0.27 [1]	0.24
Net realized and unrealized gains (losses) on investments	2.69	2.54	0.64	(3.59)	2.34
Total from investment operations	2.87	2.76	0.89	(3.32)	2.58
Distributions to shareholders from
Net investment income	(0.18)	(0.17)	(0.23)	(0.32)	(0.24)
Net asset value, end of period	$14.97	$12.28	$9.69	$9.03	$12.67
Total return[2]	23.68%	28.62%	9.72%	(26.67)%	24.93%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.61%	1.68%	1.70%	1.63%
Net expenses	1.50%	1.53%	1.51%	1.54%	1.54%
Net investment income	1.43%	1.90%	2.43%	2.34%	1.88%
Supplemental data
Portfolio turnover rate	57%	81%	68%	50%	73%
Net assets, end of period (000s omitted)	$82,183	$71,073	$62,296	$63,130	$94,152

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Advantage Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.21	$9.63	$8.98	$12.59	$10.26
Net investment income	0.07 [1]	0.12 [1]	0.16 [1]	0.18 [1]	0.11
Net realized and unrealized gains (losses) on investments	2.67	2.55	0.64	(3.56)	2.36
Total from investment operations	2.74	2.67	0.80	(3.38)	2.47
Distributions to shareholders from
Net investment income	(0.11)	(0.09)	(0.15)	(0.23)	(0.14)
Net asset value, end of period	$14.84	$12.21	$9.63	$8.98	$12.59
Total return[2]	22.66%	27.78%	8.79%	(27.27)%	24.00%
Ratios to average net assets (annualized)
Gross expenses	2.39%	2.35%	2.43%	2.43%	2.37%
Net expenses	2.28%	2.30%	2.30%	2.30%	2.30%
Net investment income	0.55%	1.08%	1.55%	1.55%	1.07%
Supplemental data
Portfolio turnover rate	57%	81%	68%	50%	73%
Net assets, end of period (000s omitted)	$1,243	$1,930	$2,486	$3,396	$7,203

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.26	$9.67	$9.02	$12.67	$10.33
Net investment income	0.24 [1]	0.29 [1]	0.28 [1]	0.31 [1]	0.26
Net realized and unrealized gains (losses) on investments	2.68	2.52	0.64	(3.59)	2.37
Total from investment operations	2.92	2.81	0.92	(3.28)	2.63
Distributions to shareholders from
Net investment income	(0.23)	(0.22)	(0.27)	(0.37)	(0.29)
Net asset value, end of period	$14.95	$12.26	$9.67	$9.02	$12.67
Total return[2]	24.16%	29.17%	10.10%	(26.49)%	25.44%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.19%	1.25%	1.26%	1.19%
Net expenses	1.14%	1.17%	1.17%	1.17%	1.15%
Net investment income	1.87%	2.45%	2.77%	2.72%	2.00%
Supplemental data
Portfolio turnover rate	57%	81%	68%	50%	73%
Net assets, end of period (000s omitted)	$83,409	$62,675	$27,722	$28,296	$43,761

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Markets Equity Advantage Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.31	$9.70	$9.05	$12.70	$10.35
Net investment income	0.22 [1]	0.26 [1]	0.28 [1]	0.30 [1]	0.28
Net realized and unrealized gains (losses) on investments	2.69	2.56	0.63	(3.60)	2.35
Total from investment operations	2.91	2.82	0.91	(3.30)	2.63
Distributions to shareholders from
Net investment income	(0.22)	(0.21)	(0.26)	(0.35)	(0.28)
Net asset value, end of period	$15.00	$12.31	$9.70	$9.05	$12.70
Total return[2]	23.96%	29.17%	9.95%	(26.44)%	25.27%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.29%	1.35%	1.37%	1.30%
Net expenses	1.20%	1.22%	1.22%	1.22%	1.22%
Net investment income	1.69%	2.23%	2.72%	2.68%	2.21%
Supplemental data
Portfolio turnover rate	57%	81%	68%	50%	73%
Net assets, end of period (000s omitted)	$234,404	$229,366	$196,092	$190,468	$234,185

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 15

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Advantage Fund (formerly, Allspring Emerging Markets Equity Income Fund) ( the “Fund”) which is a diversified series of the Trust.
Effective January 8, 2025, the Fund’s name has changed to Allspring Emerging Markets Equity Advantage Fund.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair
16 | Allspring Emerging Markets Equity Advantage Fund

Notes to financial statements
value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $275,947,400 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$131,626,185
Gross unrealized losses	(7,372,894)
Net unrealized gains	$124,253,291
As of October 31, 2025, the Fund had capital loss carryforwards which consist of $22,738,223 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Emerging Markets Equity Advantage Fund | 17

Notes to financial statements
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$18,122,705	$0	$0	$18,122,705
Chile	2,073,829	0	0	2,073,829
China	112,415,985	0	0	112,415,985
Greece	3,692,813	0	0	3,692,813
Hong Kong	3,747,834	0	0	3,747,834
Hungary	2,504,690	0	0	2,504,690
India	53,637,235	0	0	53,637,235
Indonesia	1,788,978	0	0	1,788,978
Malaysia	1,751,626	0	0	1,751,626
Mexico	8,182,630	0	0	8,182,630
Peru	1,983,339	0	0	1,983,339
Poland	2,557,976	0	0	2,557,976
Russia	0	0	0	0
Saudi Arabia	1,958,581	13,280,751	0	15,239,332
Singapore	5,529,359	0	0	5,529,359
South Africa	11,718,637	0	0	11,718,637
South Korea	36,081,089	0	0	36,081,089
Taiwan	83,766,332	0	0	83,766,332
Thailand	1,980,482	0	0	1,980,482
Turkey	1,481,343	0	0	1,481,343
United Arab Emirates	5,691,844	0	0	5,691,844
United Kingdom	1,796,874	0	0	1,796,874
United States	4,894,921	0	0	4,894,921
Preferred stocks
Brazil	2,127,947	0	0	2,127,947
South Korea	10,253,245	0	0	10,253,245
Short-term investments
Investment companies	7,179,646	0	0	7,179,646
Total assets	$386,919,940	$13,280,751	$0	$400,200,691
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Emerging Markets Equity Advantage Fund

Notes to financial statements
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the year ended October 31, 2025, the management fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

	EXPENSE RATIO CAPS	RATE PRIOR TO SEPTEMBER 2, 2025
Class A	1.43%	1.55%
Class C	2.18	2.30
Class R6	1.01	1.17
Institutional Class	1.11	1.22
Allspring Emerging Markets Equity Advantage Fund | 19

Notes to financial statements
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended October 31, 2025, Allspring Funds Distributor received $390 from the sale of Class A shares and $83 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended October 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2025 were $200,932,756 and $238,442,055, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended October 31, 2025, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2025	2024
Ordinary income	$6,087,912	$6,224,906
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$5,986,759	$124,253,291	$(22,738,223)
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in information technology sector and in China. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9.MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The extent and duration of the military action, resulting
20 | Allspring Emerging Markets Equity Advantage Fund

Notes to financial statements
sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of October 31, 2025, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $1,726,284.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
12.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
13.CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
Allspring Emerging Markets Equity Advantage Fund | 21

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Emerging Markets Equity Advantage Fund (formerly, Allspring Emerging Markets Equity Income Fund) (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 22, 2025
22 | Allspring Emerging Markets Equity Advantage Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 854 of the Internal Revenue Code, $5,201,848 of income dividends paid during the fiscal year ended October 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended October 31, 2025, $191,404 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2025. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$2,157,187	$0.0806	99.45%
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 2% of ordinary income dividends qualify as interest dividends for the fiscal year ended October 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Emerging Markets Equity Advantage Fund | 23

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

24 | Allspring Emerging Markets Equity Advantage Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Emerging Markets Equity Advantage Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Emerging Markets Equity Advantage Fund | 25

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three- and five-year periods under review, and in range of the average investment performance of the Universe for the ten-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net), for the one-, three- and five-year periods under review, and in range of the investment performance of its benchmark index for the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for each share class, except for Institutional Class, which was in range of the median net operating expense ratios of the expense Groups.
The Board noted that Funds Management had agreed to reduce the net operating expense caps for the Fund’s Class A, Class C, Administrator Class, Institutional Class and Class R6. It was also noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board received information concerning, and discussed factors contributing to, the expenses of the Fund relative to the median net operating expense ratios of the expense Groups. The Board took note of the explanations for the Fund’s expenses during these periods, including with respect to factors that affected the Fund’s expenses.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for Class A and Institutional Class, in range of the sum of the average rates for the expense Groups for Class R6, and higher than the sum of the average rates for the expense Groups for Administrator Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

26 | Allspring Emerging Markets Equity Advantage Fund

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Emerging Markets Equity Advantage Fund | 27

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3356 10-25

Allspring Special International Small Cap Fund
Long Form Financial Statements
Annual Report
October 31, 2025

Allspring Special International Small Cap Fund | 1

Portfolio of investments—October 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 96.00%
Australia: 4.33%
Ansell Ltd. (Health care, Health care equipment & supplies)	91,559	$2,187,206
Orora Ltd. (Materials, Containers & packaging)	606,777	797,999
Reliance Worldwide Corp. Ltd. (Industrials, Building products)	894,873	2,429,889
Steadfast Group Ltd. (Financials, Insurance)	614,928	2,253,145
		7,668,239
Austria: 1.54%
BAWAG Group AG (Financials, Banks)144A	21,067	2,717,254
Belgium: 1.10%
Azelis Group NV (Industrials, Trading companies & distributors)	96,969	1,145,656
Barco NV (Information technology, Electronic equipment, instruments & components)	56,259	802,805
		1,948,461
Canada: 4.76%
Finning International, Inc. (Industrials, Trading companies & distributors)	22,960	1,241,678
Onex Corp. (Financials, Capital markets)	29,400	2,557,342
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	257,360	4,620,388
		8,419,408
Finland: 2.51%
Huhtamaki Oyj (Materials, Containers & packaging)	67,562	2,270,845
Metso Oyj (Industrials, Machinery)	132,960	2,177,773
		4,448,618
France: 3.06%
Alten SA (Information technology, IT services)	65,734	5,413,645
Germany: 5.70%
Bechtle AG (Information technology, IT services)	60,996	2,576,050
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	24,328	2,176,034
Krones AG (Industrials, Machinery)	10,852	1,573,577
Springer Nature AG & Co. KGaA (Communication services, Media)	20,843	518,933
TAG Immobilien AG (Real estate, Real estate management & development)	195,006	3,234,493
		10,079,087
Italy: 8.64%
Amplifon SpA (Health care, Health care providers & services)	111,395	1,900,312
Azimut Holding SpA (Financials, Capital markets)	58,615	2,290,371
Buzzi SpA (Materials, Construction materials)	84,516	5,080,316
De’ Longhi SpA (Consumer discretionary, Household durables)	65,744	2,396,158
Interpump Group SpA (Industrials, Machinery)	70,370	3,625,706
		15,292,863
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special International Small Cap Fund

Portfolio of investments—October 31, 2025

	Shares	Value
Japan: 33.02%
ALSOK Co. Ltd. (Industrials, Commercial services & supplies)	243,400	$1,663,889
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	136,960	2,883,883
DTS Corp. (Information technology, IT services)	498,300	4,158,158
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	50,500	1,611,897
Fuji Seal International, Inc. (Materials, Containers & packaging)	121,100	2,132,667
Hachijuni Bank Ltd. (Financials, Banks)	64,500	650,190
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	33,100	3,085,338
Hoshizaki Corp. (Industrials, Machinery)	91,700	3,231,010
Japan Elevator Service Holdings Co. Ltd. (Industrials, Commercial services & supplies)	102,900	1,213,554
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	96,200	2,888,310
Lion Corp. (Consumer staples, Household products)	122,900	1,211,774
Maruwa Co. Ltd. (Information technology, Electronic equipment, instruments & components)	8,200	2,334,268
McDonald’s Holdings Co. Japan Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	40,100	1,569,029
MEITEC Group Holdings, Inc. (Industrials, Professional services)	226,800	4,651,968
MISUMI Group, Inc. (Industrials, Machinery)	162,400	2,541,748
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	194,900	1,693,408
NOF Corp. (Materials, Chemicals)	44,000	784,297
Orix JREIT, Inc. (Real estate, Office REITs)	5,010	3,390,714
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	140,100	2,438,182
Shimamura Co. Ltd. (Consumer discretionary, Specialty retail)	46,800	3,020,089
Shizuoka Financial Group, Inc. (Financials, Banks)	162,400	2,186,620
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	165,800	3,265,220
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	85,800	1,809,422
Taikisha Ltd. (Industrials, Construction & engineering)	122,100	2,420,450
Zenkoku Hosho Co. Ltd. (Financials, Financial services)	77,500	1,593,651
		58,429,736
Netherlands: 3.38%
Aalberts NV (Industrials, Machinery)	73,061	2,322,615
Arcadis NV (Industrials, Professional services)	60,210	2,874,592
Technip Energies NV (Energy, Energy equipment & services)	19,447	789,477
		5,986,684
Norway: 3.50%
Atea ASA (Information technology, IT services)	142,528	2,172,552
Elopak ASA (Materials, Containers & packaging)	181,698	855,640
SpareBank 1 SMN (Financials, Banks)	171,826	3,159,594
		6,187,786
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 3

Portfolio of investments—October 31, 2025

	Shares	Value
Spain: 3.37%
Vidrala SA (Materials, Containers & packaging)	15,638	$1,488,877
Viscofan SA (Consumer staples, Food products)	72,006	4,473,577
		5,962,454
Sweden: 5.15%
AAK AB (Consumer staples, Food products)	84,686	2,365,797
Asker Healthcare Group AB (Health care, Health care equipment & supplies)†	117,055	1,061,599
Beijer Ref AB Class B (Industrials, Trading companies & distributors)	101,427	1,607,842
Hacksaw AB (Communication services, Entertainment)†	111,570	891,245
Hexpol AB (Materials, Chemicals)	267,260	2,434,815
Loomis AB Class B (Industrials, Commercial services & supplies)	18,659	754,197
		9,115,495
Switzerland: 3.97%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	9,591	2,080,881
Bucher Industries AG (Industrials, Machinery)	2,829	1,253,232
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	50,574	2,001,593
Vontobel Holding AG (Financials, Capital markets)	22,301	1,690,414
		7,026,120
United Kingdom: 11.12%
Diploma PLC (Industrials, Trading companies & distributors)	25,078	1,848,212
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	781,891	1,999,900
Elementis PLC (Materials, Chemicals)	769,340	1,661,561
IMI PLC (Industrials, Machinery)	82,979	2,603,146
Lancashire Holdings Ltd. (Financials, Insurance)	398,992	3,501,360
LondonMetric Property PLC (Real estate, Industrial REITs)	867,389	2,167,307
Nomad Foods Ltd. (Consumer staples, Food products)	194,107	2,193,409
Premier Foods PLC (Consumer staples, Food products)	548,786	1,314,995
SSP Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	202,928	409,477
Tate & Lyle PLC (Consumer staples, Food products)	388,838	1,972,773
		19,672,140
United States: 0.85%
Primo Brands Corp. Class A (Consumer staples, Beverages)	68,777	1,511,031
Total common stocks (Cost $142,245,203)		169,879,021
Investment companies: 0.69%
United States: 0.69%
iShares MSCI EAFE Small-Cap ETF	15,993	1,218,827
Total investment companies (Cost $968,651)		1,218,827
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special International Small Cap Fund

Portfolio of investments—October 31, 2025

	Expiration date	Shares	Value
Rights: 0.04%
Spain: 0.04%
Vidrala SA (Materials, Containers & packaging)†	11-17-2025	15,638	$73,903
Total rights (Cost $40,363)			73,903

		Yield
Short-term investments: 2.47%
Investment companies: 2.47%
Allspring Government Money Market Fund Select Class♠∞		4.06%	4,378,299	4,378,299
Total short-term investments (Cost $4,378,299)				4,378,299
Total investments in securities (Cost $147,632,516)	99.20%			175,550,050
Other assets and liabilities, net	0.80			1,408,545
Total net assets	100.00%			$176,958,595

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,640,597	$84,173,785	$(85,436,083)	$0	$0	$4,378,299	4,378,299	$247,943
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 5

Statement of assets and liabilities—October 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $143,254,217)	$171,171,751
Investments in affiliated securities, at value (cost $4,378,299)	4,378,299
Cash	1,822
Foreign currency, at value (cost $96,988)	96,744
Receivable for dividends	850,912
Receivable for investments sold	551,815
Receivable for Fund shares sold	102,770
Prepaid expenses and other assets	66,546
Total assets	177,220,659
Liabilities
Management fee payable	119,304
Payable for Fund shares redeemed	85,775
Administration fees payable	17,486
Trustees’ fees and expenses payable	1,102
Distribution fee payable	124
Shareholder servicing fees payable	111
Accrued expenses and other liabilities	38,162
Total liabilities	262,064
Total net assets	$176,958,595
Net assets consist of
Paid-in capital	$149,871,797
Total distributable earnings	27,086,798
Total net assets	$176,958,595
Computation of net asset value and offering price per share
Net assets–Class A	$269,098
Shares outstanding–Class A1	20,927
Net asset value per share–Class A	$12.86
Maximum offering price per share – Class A2	$13.64
Net assets–Class C	$220,398
Shares outstanding–Class C1	17,087
Net asset value per share–Class C	$12.90
Net assets–Class R6	$39,539,318
Shares outstanding–Class R6[1]	3,070,223
Net asset value per share–Class R6	$12.88
Net assets–Institutional Class	$136,929,781
Shares outstanding–Institutional Class[1]	10,620,072
Net asset value per share–Institutional Class	$12.89
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special International Small Cap Fund

Statement of operations—year ended October 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $570,842)	$5,640,663
Income from affiliated securities	247,943
Interest	819
Total investment income	5,889,425
Expenses
Management fee	1,779,489
Administration fees
Class A	592
Class C	157
Class R6	15,932
Institutional Class	173,984
Shareholder servicing fees
Class A	740
Class C	196
Distribution fee
Class C	366
Custody and accounting fees	42,988
Professional fees	49,056
Registration fees	127,209
Shareholder report expenses	38,631
Trustees’ fees and expenses	6,394
Other fees and expenses	45,659
Total expenses	2,281,393
Less: Fee waivers and/or expense reimbursements
Fund-level	(358,178)
Class A	(136)
Institutional Class	(7,824)
Net expenses	1,915,255
Net investment income	3,974,170
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	8,885,964
Foreign currency and foreign currency translations	28,865
Forward foreign currency contracts	153
Net realized gains on investments	8,914,982
Net change in unrealized gains (losses) on
Unaffiliated securities	11,500,376
Foreign currency and foreign currency translations	25,490
Net change in unrealized gains (losses) on investments	11,525,866
Net realized and unrealized gains (losses) on investments	20,440,848
Net increase in net assets resulting from operations	$24,415,018
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2025		Year ended October 31, 2024
Operations
Net investment income		$3,974,170		$3,625,324
Net realized gains (losses) on investments		8,914,982		(2,247,143)
Net change in unrealized gains (losses) on investments		11,525,866		31,529,217
Net increase in net assets resulting from operations		24,415,018		32,907,398
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,145)		(740)
Class C		(369)		(289)
Class R6		(1,482,705)		(1,224,530)
Institutional Class		(2,807,215)		(2,208,165)
Total distributions to shareholders		(4,295,434)		(3,433,724)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,584	146,097	18,327	208,790
Class C	14,745	195,893	0	0
Class R6	1,213,208	13,491,855	2,948,188	33,606,792
Institutional Class	3,314,329	38,651,237	3,223,595	37,145,337
		52,485,082		70,960,919
Reinvestment of distributions
Class A	464	5,145	64	740
Class C	33	369	25	289
Class R6	65,083	720,473	63,070	726,561
Institutional Class	225,943	2,507,964	178,968	2,065,291
		3,233,951		2,792,881
Payment for shares redeemed
Class A	(12,056)	(152,856)	(355)	(4,301)
Class R6	(3,417,406)	(40,939,501)	(3,858,111)	(44,393,582)
Institutional Class	(3,246,817)	(39,410,697)	(4,488,663)	(51,358,704)
		(80,503,054)		(95,756,587)
Net decrease in net assets resulting from capital share transactions		(24,784,021)		(22,002,787)
Total increase (decrease) in net assets		(4,664,437)		7,470,887
Net assets
Beginning of period		181,623,032		174,152,145
End of period		$176,958,595		$181,623,032
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special International Small Cap Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class A	2025	2024	2023	2022[1]
Net asset value, beginning of period	$11.64	$9.95	$9.53	$11.03
Net investment income	0.21 [2]	0.18 [2]	0.13 [2]	0.03
Net realized and unrealized gains (losses) on investments	1.25	1.68	0.40	(1.53)
Total from investment operations	1.46	1.86	0.53	(1.50)
Distributions to shareholders from
Net investment income	(0.24)	(0.17)	(0.11)	0.00
Net asset value, end of period	$12.86	$11.64	$9.95	$9.53
Total return[3]	12.92%	18.71%	5.52%	(13.60)%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.51%	1.60%	1.60%
Net expenses	1.33%	1.36%	1.37%	1.38%
Net investment income	1.71%	1.52%	1.18%	0.69%
Supplemental data
Portfolio turnover rate	43%	40%	37%	26%
Net assets, end of period (000s omitted)	$269	$244	$29	$22

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class C	2025	2024	2023	2022[1]
Net asset value, beginning of period	$11.63	$9.92	$9.50	$11.03
Net investment income	0.08 [2]	0.16 [2]	0.09 [2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	1.35	1.68	0.41	(1.53)
Total from investment operations	1.43	1.84	0.50	(1.53)
Distributions to shareholders from
Net investment income	(0.16)	(0.13)	(0.08)	0.00
Net asset value, end of period	$12.90	$11.63	$9.92	$9.50
Total return[4]	12.51%	18.52%	5.24%	(13.87)%
Ratios to average net assets (annualized)
Gross expenses	2.04%	1.51%	1.73%	2.12%
Net expenses	1.97%	1.51%	1.68%	1.96%
Net investment income	0.65%	1.41%	0.83%	0.06%
Supplemental data
Portfolio turnover rate	43%	40%	37%	26%
Net assets, end of period (000s omitted)	$220	$27	$23	$22

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Special International Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.66	$9.96	$9.53	$13.91	$10.38
Net investment income	0.27 [1]	0.23 [1]	0.16 [1]	0.20 [1]	0.06
Net realized and unrealized gains (losses) on investments	1.24	1.68	0.41	(4.38)	3.56
Total from investment operations	1.51	1.91	0.57	(4.18)	3.62
Distributions to shareholders from
Net investment income	(0.29)	(0.21)	(0.14)	(0.07)	(0.05)
Net realized gains	0.00	0.00	0.00	(0.13)	(0.04)
Total distributions to shareholders	(0.29)	(0.21)	(0.14)	(0.20)	(0.09)
Net asset value, end of period	$12.88	$11.66	$9.96	$9.53	$13.91
Total return[2]	13.38%	19.19%	5.96%	(30.47)%	35.04%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.11%	1.17%	1.18%	1.68%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	2.19%	2.00%	1.50%	1.85%	0.70%
Supplemental data
Portfolio turnover rate	43%	40%	37%	26%	19%
Net assets, end of period (000s omitted)	$39,539	$60,760	$60,318	$71,264	$56,386

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended October 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.68	$9.97	$9.53	$13.92	$10.38
Net investment income	0.26 [1]	0.21 [1]	0.16 [1]	0.19 [1]	0.13
Net realized and unrealized gains (losses) on investments	1.23	1.70	0.41	(4.39)	3.49
Total from investment operations	1.49	1.91	0.57	(4.20)	3.62
Distributions to shareholders from
Net investment income	(0.28)	(0.20)	(0.13)	(0.06)	(0.04)
Net realized gains	0.00	0.00	0.00	(0.13)	(0.04)
Total distributions to shareholders	(0.28)	(0.20)	(0.13)	(0.19)	(0.08)
Net asset value, end of period	$12.89	$11.68	$9.97	$9.53	$13.92
Total return[2]	13.15%	19.13%	5.89%	(30.60)%	35.00%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.21%	1.28%	1.26%	2.73%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	2.10%	1.85%	1.45%	1.86%	1.00%
Supplemental data
Portfolio turnover rate	43%	40%	37%	26%	19%
Net assets, end of period (000s omitted)	$136,930	$120,592	$113,783	$94,626	$156

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special International Small Cap Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special International Small Cap Fund ( the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
Allspring Special International Small Cap Fund | 13

Notes to financial statements
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $156,781,771 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$27,156,634
Gross unrealized losses	(8,388,355)
Net unrealized gains	$18,768,279
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
14 | Allspring Special International Small Cap Fund

Notes to financial statements
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$7,668,239	$0	$0	$7,668,239
Austria	2,717,254	0	0	2,717,254
Belgium	1,948,461	0	0	1,948,461
Canada	8,419,408	0	0	8,419,408
Finland	4,448,618	0	0	4,448,618
France	5,413,645	0	0	5,413,645
Germany	10,079,087	0	0	10,079,087
Italy	15,292,863	0	0	15,292,863
Japan	58,429,736	0	0	58,429,736
Netherlands	5,986,684	0	0	5,986,684
Norway	6,187,786	0	0	6,187,786
Spain	5,962,454	0	0	5,962,454
Sweden	9,115,495	0	0	9,115,495
Switzerland	7,026,120	0	0	7,026,120
United Kingdom	19,672,140	0	0	19,672,140
United States	1,511,031	0	0	1,511,031
Investment companies	1,218,827	0	0	1,218,827
Rights
Spain	0	73,903	0	73,903
Short-term investments
Investment companies	4,378,299	0	0	4,378,299
Total assets	$175,476,147	$73,903	$0	$175,550,050
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Special International Small Cap Fund | 15

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the year ended October 31, 2025, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.37%
Class C	2.12
Class R6	0.95
Institutional Class	1.05
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the year ended October 31, 2025.
16 | Allspring Special International Small Cap Fund

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2025 were $76,391,482 and $100,557,091, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended October 31, 2025, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2025	2024
Ordinary income	$4,295,434	$3,433,724
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains
$8,324,112	$18,762,686
8.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in industrials sector and in Europe and Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio
Allspring Special International Small Cap Fund | 17

Notes to financial statements
management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.CLASS CONVERSION
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.
18 | Allspring Special International Small Cap Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Special International Small Cap Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 22, 2025
Allspring Special International Small Cap Fund | 19

Other information (unaudited)
Other information
Tax information
Pursuant to Section 854 of the Internal Revenue Code, $3,221,498 of income dividends paid during the fiscal year ended October 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended October 31, 2025, $264,932 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2025. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$367,150	$0.0267	98.6%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Allspring Special International Small Cap Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Special International Small Cap Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Special International Small Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring Special International Small Cap Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the MSCI World ex USA Small Cap Index (Net), for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except that Class A was in range of the median net operating expense ratios of the expense Groups.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Special International Small Cap Fund | 23

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring Special International Small Cap Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4338 10-25

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series EM
Long Form Financial Statements
Annual Report
October 31, 2025

Allspring Managed Account | 1

Portfolio of investments—October 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 91.60%
Brazil: 4.26%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	33,100	$77,890
Banco BTG Pactual SA (Financials, Capital markets)	10,700	97,097
Fras-Le SA (Consumer discretionary, Automobile components)	17,200	73,372
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	21,900	111,903
		360,262
Chile: 1.05%
Banco Itau Chile SA (Financials, Banks)	4,904	89,095
China: 16.72%
China Resources Land Ltd. (Real estate, Real estate management & development)	31,400	113,387
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A	55,500	80,209
Chinasoft International Ltd. (Information technology, IT services)	76,000	56,923
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	27,500	104,684
Contemporary Amperex Technology Co. Ltd. Class A (Industrials, Electrical equipment)	3,200	174,890
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	17,000	65,506
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	510	102,525
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	8,100	86,996
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	36,200	123,306
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	17,400	98,651
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	4,200	126,967
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	11,600	100,168
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	7,200	100,626
Yealink Network Technology Corp. Ltd. Class A (Information technology, Communications equipment)	15,900	80,468
		1,415,306
Hungary: 1.09%
OTP Bank Nyrt (Financials, Banks)	971	92,614
India: 23.66%
Ashok Leyland Ltd. (Industrials, Machinery)	61,668	98,319
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	723	72,425
Bank of Maharashtra (Financials, Banks)	207,537	138,005
DLF Ltd. (Real estate, Real estate management & development)	14,662	124,907
Embassy Office Parks REIT (Real estate, Office REITs)	46,917	226,707
GAIL India Ltd. (Utilities, Gas utilities)	35,114	72,292
HDFC Asset Management Co. Ltd. (Financials, Capital markets)144A	1,734	105,070
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)	4,738	130,161
IndiaMart InterMesh Ltd. (Industrials, Trading companies & distributors)144A	3,091	85,584
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	169,739	162,222
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	10,046	98,999
Nuvama Wealth Management Ltd. (Financials, Capital markets)	1,817	145,162
Power Finance Corp. Ltd. (Financials, Financial services)	25,077	113,914
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—October 31, 2025

	Shares	Value
India(continued)
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	40,479	$131,394
Shriram Finance Ltd. (Financials, Consumer finance)	14,033	118,386
State Bank of India (Financials, Banks)	16,952	178,932
		2,002,479
Malaysia: 0.87%
Hong Leong Bank Bhd. (Financials, Banks)	15,000	73,639
Mexico: 2.06%
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	9,900	92,939
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	20,300	81,370
		174,309
Poland: 1.10%
Budimex SA (Industrials, Construction & engineering)	584	92,763
Saudi Arabia: 7.22%
Al Rajhi Bank (Financials, Banks)	5,772	163,140
Arabian Internet & Communications Services Co. (Information technology, IT services)	1,363	91,543
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	8,772	158,260
Saudi National Bank (Financials, Banks)	11,769	125,229
The Company for Cooperative Insurance (Financials, Insurance)	2,001	72,671
		610,843
Singapore: 0.99%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	9,600	84,133
South Korea: 13.61%
Coway Co. Ltd. (Consumer discretionary, Household durables)	926	57,974
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	540	91,153
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	1,705	60,673
Kia Corp. (Consumer discretionary, Automobiles)	1,984	166,964
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	10,277	775,418
		1,152,182
Taiwan: 14.61%
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	4,000	129,469
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	38,100	319,142
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	980	70,612
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	8,300	353,697
Nan Pao Resins Chemical Co. Ltd. (Materials, Chemicals)	5,000	59,774
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	13,000	127,078
Sercomm Corp. (Information technology, Communications equipment)	20,000	64,474
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	790	112,174
		1,236,420
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—October 31, 2025

	Shares	Value
Thailand: 0.98%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	142,600	$83,351
United Arab Emirates: 2.59%
ADNOC Drilling Co. PJSC (Energy, Energy equipment & services)	44,123	67,032
Emaar Properties PJSC (Real estate, Real estate management & development)	17,822	68,902
Emirates NBD Bank PJSC (Financials, Banks)	10,928	83,605
		219,539
United Kingdom: 0.79%
Fresnillo PLC (Materials, Metals & mining)	2,284	66,671
Total common stocks (Cost $6,462,723)		7,753,606

	Dividend rate
Preferred stocks: 4.74%
South Korea: 4.74%
LG Chem Ltd. (Materials, Chemicals)	0.74	868	120,140
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	4,739	280,731
Total preferred stocks (Cost $266,494)			400,871

		Yield
Short-term investments: 3.73%
Investment companies: 3.73%
Allspring Government Money Market Fund Select Class♠∞		4.06%	316,089	316,089
Total short-term investments (Cost $316,089)				316,089
Total investments in securities (Cost $7,045,306)	100.07%			8,470,566
Other assets and liabilities, net	(0.07)			(5,885)
Total net assets	100.00%			$8,464,681

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—October 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$183,300	$4,254,025	$(4,121,236)	$0	$0	$316,089	316,089	$8,382
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Statement of assets and liabilities—October 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $6,729,217)	$8,154,477
Investments in affiliated securities, at value (cost $316,089)	316,089
Foreign currency, at value (cost $12,671)	12,661
Receivable for dividends	6,692
Receivable from manager	6,481
Total assets	8,496,400
Liabilities
Contingent tax liability	30,060
Accrued expenses and other liabilities	1,659
Total liabilities	31,719
Total net assets	$8,464,681
Net assets consist of
Paid-in capital	$7,131,283
Total distributable earnings	1,333,398
Total net assets	$8,464,681
Computation of net asset value per share
Net assets	$8,464,681
Shares outstanding[1]	345,025
Net asset value per share	$24.53
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Statement of operations—year ended October 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $30,630)	$199,010
Income from affiliated securities	8,382
Interest	300
Total investment income	207,692
Expenses
Custody and accounting fees	88,543
Professional fees	65,536
Registration fees	34,200
Shareholder report expenses	9,487
Trustees’ fees and expenses	8,609
Other fees and expenses	5,669
Total expenses	212,044
Less: Fee waivers and/or expense reimbursements	(212,044)
Net expenses	0
Net investment income	207,692
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities (net of foreign capital gains tax of $4,810)	(33,209)
Foreign currency and foreign currency translations	(12,117)
Forward foreign currency contracts	(34)
Net realized losses on investments	(45,360)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $6,034)	1,061,856
Foreign currency and foreign currency translations	121
Net change in unrealized gains (losses) on investments	1,061,977
Net realized and unrealized gains (losses) on investments	1,016,617
Net increase in net assets resulting from operations	$1,224,309
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended October 31, 2025		Year ended October 31, 2024
Operations
Net investment income		$207,692		$165,156
Net realized gains (losses) on investments		(45,360)		245,702
Net change in unrealized gains (losses) on investments		1,061,977		474,026
Net increase in net assets resulting from operations		1,224,309		884,884
Distributions to shareholders from
Net investment income and net realized gains		(486,681)		(191,105)
Capital share transactions	Shares		Shares
Proceeds from shares sold	83,131	1,751,808	38,312	893,266
Reinvestment of distributions	17,042	368,673	7,413	166,658
Payment for shares redeemed	(30,437)	(649,779)	(562)	(11,971)
Net increase in net assets resulting from capital share transactions		1,470,702		1,047,953
Total increase in net assets		2,208,330		1,741,732
Net assets
Beginning of period		6,256,351		4,514,619
End of period		$8,464,681		$6,256,351
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout the period)

	Year ended October 31
	2025	2024	2023[1]
Net asset value, beginning of period	$22.73	$19.62	$20.00
Net investment income	0.65 [2]	0.69 [2]	0.61 [2]
Net realized and unrealized gains (losses) on investments	2.84	3.22	(0.44)
Total from investment operations	3.49	3.91	0.17
Distributions to shareholders from
Net investment income	(0.66)	(0.59)	(0.55)
Net realized gains	(1.03)	(0.21)	0.00
Total distributions to shareholders	(1.69)	(0.80)	(0.55)
Net asset value, end of period	$24.53	$22.73	$19.62
Total return[3]	16.57%	20.04%	0.66%
Ratios to average net assets (annualized)
Gross expenses	3.04%	3.58%	3.95%
Net expenses[4]	0.00%	0.00%	0.00%
Net investment income	2.98%	3.03%	3.05%
Supplemental data
Portfolio turnover rate	85%	107%	92%
Net assets, end of period (000s omitted)	$8,465	$6,256	$4,515

[1]	For the period from November 16, 2022 (commencement of operations) to October 31, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares - Series EM (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in foreign equity securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from
10 | Allspring Managed Account

Notes to financial statements
changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the period since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2025, the aggregate cost of all investments for federal income tax purposes was $7,236,305 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,386,703
Gross unrealized losses	(152,442)
Net unrealized gains	$1,234,261
As of October 31, 2025, the Fund had capital loss carryforwards which consist of $4,833 in short-term capital losses.
Allspring Managed Account | 11

Notes to financial statements
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$360,262	$0	$0	$360,262
Chile	89,095	0	0	89,095
China	1,415,306	0	0	1,415,306
Hungary	92,614	0	0	92,614
India	2,002,479	0	0	2,002,479
Malaysia	73,639	0	0	73,639
Mexico	174,309	0	0	174,309
Poland	92,763	0	0	92,763
Saudi Arabia	72,671	538,172	0	610,843
Singapore	84,133	0	0	84,133
South Korea	1,152,182	0	0	1,152,182
Taiwan	1,236,420	0	0	1,236,420
Thailand	83,351	0	0	83,351
United Arab Emirates	219,539	0	0	219,539
United Kingdom	66,671	0	0	66,671
Preferred stocks
South Korea	400,871	0	0	400,871
Short-term investments
Investment companies	316,089	0	0	316,089
Total assets	$7,932,394	$538,172	$0	$8,470,566
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or
12 | Allspring Managed Account

Notes to financial statements
other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended October 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2025 were $6,793,038 and $5,672,749, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended October 31, 2025, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended October 31
	2025	2024
Ordinary income	$255,514	$191,105
Long-term capital gain	231,167	0
As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$104,017	$1,234,227	$(4,833)
8.CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of October 31, 2025, Allspring Funds Management or one of its affiliates owned 76% of the Fund.
As of the end of the period, the Fund concentrated its portfolio of investments in the Information technology sector and Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker
Allspring Managed Account | 13

Notes to financial statements
(“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
14 | Allspring Managed Account

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder Shares - Series EM (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended and the period from November 16, 2022 (commencement of operations) to October 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from November 16, 2022 to October 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
December 22, 2025
Allspring Managed Account | 15

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $231,167 was designated as a 20% rate gain distribution for the fiscal year ended
October 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $80,180 of income dividends paid during the fiscal year ended October 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended October 31, 2025, $7,219 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended October 31, 2025, $44,005 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2025. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$30,222	$0.0876	96.46%
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 2% of ordinary income dividends qualify as interest dividends for the fiscal year ended October 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Managed Account | 17

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Managed Account CoreBuilder® Shares – Series EM (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the absence of compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

18 | Allspring Managed Account

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Allspring Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Allspring Funds Management’s separately managed account (“SMA”) advisory business and, as such, Allspring Funds Management would assume and pay or reimburse the Fund under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund, excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Allspring Funds Management is paid a negotiated fee by each SMA sponsor, and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
The Board noted that it had previously reviewed and considered the Fund’s performance, including in the context of the Fund’s role as part of a larger SMA portfolio. In light of the Fund’s unique fee and distribution structure and special purpose of the Fund, the Board did not conduct a comparative fee review relative to a peer group or universe. The Board took into account the performance information, the fee and distribution structure, and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Allspring Funds Management for investment advisory services and fund administration services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Allspring Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also considered that the fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services was also zero, and that any sub-advisory fees would be paid from the fees Allspring Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Allspring Funds Management pursuant to the Management Agreement and by Allspring Funds Management to the Sub-Adviser, in each case, was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
The Board acknowledged that Allspring Funds Management does not earn any fee revenue directly from the Fund, given its zero fee structure. Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board received and considered information about payments that Allspring Funds Management would receive from the SMA sponsors. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized.

Allspring Managed Account | 19

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Allspring Funds Management and by Allspring Funds Management to the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

20 | Allspring Managed Account

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4904 10-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: December 22, 2025

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: December 22, 2025